                                                                       Municipal
                                                                    Income Funds
                                                              Semi-Annual Report
                                      For the six months ended December 31, 1997



                                                 INTERMEDIATE TAX-FREE BOND FUND


                                                           MUNICIPAL INCOME FUND


                                                    KENTUCKY MUNICIPAL BOND FUND


                                                        OHIO MUNICIPAL BOND FUND


                                                   LOUISIANA MUNICIPAL BOND FUND


                                               WEST VIRGINIA MUNICIPAL BOND FUND


                                                     ARIZONA MUNICIPAL BOND FUND




                                     [THE ONE GROUP FAMILY OF MUTUAL FUNDS LOGO]

-------------------------------------------------------------------
| IMPORTANT CUSTOMER INFORMATION. INVESTMENT PRODUCTS:            |
|                                                                 |
| o are not deposits or obligations of, or guaranteed by,         |
|   BANC ONE CORPORATION or any of its affiliates.          ----  |
|                                                           FDIC  |
| o are not insured by the FDIC, and                        LOGO  |
|                                                           ----  |
| o are subject to investment risks, including possible           |
|   loss of the principal amount invested.                        |
|                                                                 |

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

Report From Your Investment Advisor........................................    2
Portfolio Performance Review...............................................    4
Schedules of Portfolio Investments.........................................    7
Statements of Assets and Liabilities.......................................   61
Statements of Operations...................................................   63
Statements of Changes in Net Assets........................................   65
Notes to Financial Statements..............................................   68
Financial Highlights.......................................................   77

--------------------------------------------------------------------------------
Report From Your Investment Advisor
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

We are pleased to present this semiannual report for The One Group(R) Family of Mutual Funds. On the following pages, you will find an overview of the financial markets and your fund's performance for the period from July 1, 1997, through December 31, 1997.

DEAR VALUED SHAREHOLDER:
Thank you for continuing to support The One Group Family of Mutual Funds during an interesting, challenging and ultimately rewarding year for investors.

Despite strong volatility throughout 1997 and turmoil in Asia, the Dow Jones Industrial Average was up 24.94% for 1997. Never before had the index returned more than 20% for three consecutive years. The S&P 500 Index soared even higher, closing the year up 33.36%.

At the same time, and largely the result of low inflation, a strong U.S. dollar and the flight to quality spurred by the Asian crisis, U.S. bond yields ended the year on an impressive note. The 30-year Treasury, for example, ended the year yielding 5.92%, close to its 20-year low. (As bond yields fall, bond prices go up.)

ONCE AGAIN, A PHILOSOPHY REINFORCED
While the calendar-year returns for both the stock and bond markets are impressive, events in the final six months of 1997 may be the most memorable. On August 6, the Dow closed at 8,259, a record high and its peak for the calendar year. Shortly thereafter, though, volatility rocked the market, as the effects of the Asian financial crisis worked their way west. These forces culminated on Monday, October 27, when the Dow plummeted more than 554 points, its largest-ever point decline.

This drop may be the defining moment for 1997's financial markets, and it presented a significant challenge for investors. But, rather than panicking, shareholders of The One Group demonstrated a clear understanding of market dynamics and the importance of maintaining a long-term investment philosophy.

I am pleased to report that there were no significant redemptions of One Group shares after "Black Monday." To us, this implies that our investors understand the potential dangers of selling their investments based on short-term volatility. In fact, The One Group experienced a record purchase day on Tuesday, October 28, indicating that investors realize the benefits of staying focused on the stock market's long-term potential.

TAX BILL CHANGES FACE OF INVESTING
The second half of 1997 may be remembered as much for the jubilance it brought investors as for the turmoil. The Taxpayer Relief Act of 1997 became law, ushering in lower capital gains taxes for investors and new investment opportunities poised to change the face of investing for years to come.

The cut in the capital gains tax rate may make investing in stocks even more attractive for many investors. As you are planning for your future financial needs and taking into consideration your appropriate asset allocation, please do not overlook the impact of the new tax treatment of capital gains.

And, while you're planning for your financial future, take note that the 1997 tax law makes investing in IRAs even more attractive, particularly with the introduction of the Roth IRA, a new type of account that offers tax-exempt distributions in retirement. In addition, the Traditional IRA has been enhanced with many new features.

The One Group can help you incorporate any of these retirement accounts into your investment plan. Speak to your investment representative or call 1-800-480-4111 for more information on IRAs.

SEEK ADVICE FOR A YEAR'S WORTH OF EVENTS
With 1997's record volatility and the new investment opportunities introduced by the tax law, now may be an ideal time to meet with your investment professional and make sure your investment plan remains on track to meet your financial needs.

As you probably know, your asset allocation--or the way your investment dollars are strategically distributed among stock, bond and cash investments according to your goals, risk tolerance and investing time frame--may be the single-greatest determinant of your long-term investment success. After a year full of market ups and downs, your asset allocation probably shifted. For example, stock market appreciation may have caused your allocation to equities to swing higher than called for in your plan. Your investment professional can help you evaluate your plan and, if necessary, get it back on track.

--------------------------------------------------------------------------------
Report From Your Investment Advisor, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

Furthermore, your investment representative can help you make the most of the Taxpayer Relief Act of 1997. Many of the provisions take effect with the 1998 tax year, so make sure you start off the year with the strategy that's most appropriate for you.

Thank you for investing with The One Group Family of Mutual Funds and for your ongoing support of the firm's time-tested investment philosophies. We look forward to helping you achieve your financial goals in 1998 and beyond.

Sincerely,

/s/ David J. Kundert
--------------------
David J. Kundert
President and CEO,
Banc One Investment Advisors Corporation,
Investment Advisor to The One Group

David J. Kundert photo

For a prospectus with more complete information on The One Group Investor Funds, including management fees and expenses, please contact The One Group at 1-800-480-4111. Please read the prospectus carefully before investing.
(2/98)

Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

ECONOMIC GROWTH REMAINS STRONG
Despite showing a slight slowdown from the first half of the year, U.S. economic growth during the second half of 1997 remained robust at a growth rate of 3.7%. For the entire 12-month period, the U.S. economy grew by a 3.8% growth rate.

Firm employment gains and strong consumer confidence fueled the growth rate. The unemployment rate headed steadily downward, ending the year at 4.7%. The economy witnessed an average of 301,500 new non-farm jobs being created per month, when all that is needed to absorb the growth in the labor force and keep the unemployment rate steady is 150,000.

LONG-TERM INTEREST RATES DECLINE
Slightly higher inflation in 1996 kept long-term interest rates relatively high throughout much of 1997. With prices climbing 3.3% on a year-over-year basis in 1996, investors feared that inflation would keep that pace or even climb higher in 1997.

But, as the year unfolded it became apparent that inflation was, indeed, under control. For the final six months of the year the inflation rate was 2.0%, and for the entire year prices were up only 1.7%, the best performance in 11 years.

Low prices helped pave the way for a significant decline in long-term interest rates by the end of the year. Also significant was the impact of the Asian financial crisis, which caused currency values to plunge and sent financial markets into turmoil. As worldwide events unfolded during the second half of the year, it became clear that the Asian economies would weaken. This caused investors throughout the world to turn to the safety of U.S. Treasury securities, which helped drive up prices.

As a result of these events, long-term interest rates showed a significant decline during the second half of 1997--a decline that was much greater than the economic fundamentals supported. At the end of the year, the yield on the 30-year U.S. Treasury bond was 5.92%, after starting the year at 6.64% and climbing to a high of 7.17% in early April.

FED REMAINS IDLE
The Federal Reserve remained on the sidelines during the second half of the year, after raising interest rates just once in all of 1997--a 0.25% increase of the federal funds rate in March. This lack of monetary policy action kept short-term interest rates relatively steady for the remainder of the year.

The impact of the Asian currency crisis and market meltdowns may have contributed to the Fed's decision to keep rates unchanged in the second half of 1997. While strong economic growth certainly created a valid reason for another rate hike, the Fed resisted the temptation, figuring that the Asian situation would contribute to slower growth ahead.

LOOKING AHEAD
In terms of U.S. economic growth, the Asian crisis remains a factor that can't be ignored. Thirty percent of U.S. exports go to Asia, and with many Asian countries facing currency devaluations of 35% to 80%, consumers in that region have significantly less purchasing power. Furthermore, there's the possibility that this currency crisis could spread to Latin America, where another 20% of U.S. exports are at risk if there are some currency devaluations.

The United States accounts for 28% of the non-Asian global economy, and, therefore, should be heavily influenced by the change in trade flows from Asia. Asian stock markets have dropped nearly 70% over the last several months, which undoubtedly will be reflected in lower overall consumption, particularly for foreign imports. And, as prices on goods produced in Asia continue to fall, U.S. imports from that region should go up.

As a result, cheaper goods coming from Asia, and possibly Latin America, should force domestic competitors to lower their prices (or face sharply lower sales prospects). This could push the U.S. inflation rate to as low as 1.5% in 1998, compared to 1.7% in 1997 and 3.3% in 1996. At the same time, fewer U.S. exports and greater imports should cause economic growth to slow to a 2% year-over-year average for 1998.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

Given all the instability overseas and the impending effects of a slowdown in the U.S. economy, we believe that the Federal Reserve will lower interest rates in 1998, probably sometime in the second half of the year. Long-term interest rates should continue their downward trend, due to lower inflation and lower economic growth. By the end of the year, we may see the yield on the 30-year Treasury bond somewhere between 5.5% and 5.75%.

/s/ Anthony Chan
-------------------
Anthony Chan, Ph.D.
Managing Director and Chief Economist
Banc One Investment Advisors

Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

AS VOLATILITY HEATS UP, INTEREST RATES DECLINE
Volatility initiated by financial and market distress in Asia was the key factor at work in the bond market during the second half of 1997. As Asian currencies fell, the credit quality of Yankee bonds (securities that represent dollar-denominated, foreign-issued debt) deteriorated rapidly, causing the Yankee bond market to experience substantial losses in select issues. Furthermore, because credit ratings in the region have been significantly downgraded, it has been very difficult for Asian governments and corporations to issue new bonds to finance their ongoing operations.

Long-term U.S. interest rates fell as a result of the immediate flight to quality and the longer-run implications for slower domestic growth and lower inflation. The five-year U.S. Treasury, for example, declined by 67 basis points (one basis point equals 1/100th of a percent) during the period, from 6.37% to 5.70%.

SMART STRATEGIES LEAD TO SOLID FUND RETURNS
In absolute terms, all of The One Group bond funds enjoyed share price increases and solid total returns due to the declining interest rate environment in the second half of the year. Funds with longer durations and strong exposure to U.S. government securities performed the best. (Duration is a measure of a fund's sensitivity to interest rate changes. A higher number indicates greater sensitivity; a lower number indicates less sensitivity.) Funds with exposure to corporate and Yankee bonds posted gains, but they lagged their competitors.

We attribute the funds' relatively strong performance to the strategies we implemented early in the year. After the first quarter, when yields on 10-year Treasury bonds approached 7%, we positioned our portfolios to take advantage of the added yield available as well as the expected decline in rates. That cautious stance early in the year allowed our fund managers to take advantage of the weaker market at that time and position their portfolios for the friendlier market that was to come later in the year.

Furthermore, as we entered 1997, tight yield spreads (or differences in yield relative to risk) versus Treasuries and the extended length of the business cycle caused us to take a very cautious stance toward the corporate sector. In fact, we limited our corporate exposure during the year to securities in the short to intermediate maturity range, which proved to be an appropriate strategy. Overall, the corporate sector underperformed Treasuries, but in the short to intermediate range, corporate performance matched that of the Treasury market.

Finally, we remained positive toward mortgage-backed securities, which continued to perform in line with or better than U.S. Treasuries until December, when spreads widened due to lower mortgage rates and growing prepayment risks. Overall, mortgages outperformed Treasuries by 92 basis points during the final six months of the year.

MUNICIPAL MARKET REMAINS FAVORABLE
Technical supply and demand forces remained positive during the period, which led to solid returns in the municipal bond market. The One Group municipal bond funds posted relatively strong returns, reinforcing the continued performance consistency of the fund family's national and state-specific municipal bond funds.

Compared to the U.S. Treasury market, though, the municipal bond market was unable to keep pace during the six-month period, as intermediate-term municipal securities underperformed comparable Treasuries by about 50 basis points.

FLIGHT TO QUALITY BENEFITS MONEY MARKETS
Short-term interest rates remained relatively stable throughout the period. Late in the year, though, the money markets benefited from reduced supply and the strong demand that emerged after the financial crisis in Asia. As uncertainty reigned, investors throughout the world sought safety in the form of shorter-term, less volatile U.S. money market instruments.

All of The One Group money market funds maintained their stringent quality and liquidity standards during the period and generated solid returns.

FOCUS REMAINS ON VOLATILITY
Low inflation and slowing domestic growth should lead to lower interest rates in 1998. At the same time, we expect price volatility to increase, which will cause us to maintain a fairly cautious stance in terms of duration, credit quality and overall risk management.

While corporate bonds may remain under pressure in 1998, we still expect them to offer good performance versus other sectors, as corporate America remains strong and any weakness will likely be modest. Mortgage-backed securities and municipal securities also may be under pressure due to rising prepayments and refinancing concerns. Municipals will be aided to some degree by continued strong supply and demand influences. In the mortgage-sector we will look for issues offering good structure, or less prepayment risk.

For individual investors, the key to success in this type of environment is to diversify. Find a portfolio mix that suits your objectives, and stick with it for the long haul. And remember, volatility can create attractive opportunities, particularly for those of us who take the time to apply a long-term process and orientation to our strategic thinking and to our management of money.

/s/ Gary J. Madich
------------------
Gary J. Madich
Senior Managing Director of Fixed-Income Securities
Banc One Investment Advisors Corporation

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS (103.5%):
Alaska (0.6%):
 $ 1,000    Anchorage, GO, 6.00%, 10/1/10,
              FGIC.............................  $  1,134
   2,000    State Housing Finance, Series A-1,
              5.30%, 12/1/12, Callable 12/1/07
              @ 102, MBIA......................     2,018
                                                 --------
                                                    3,152
                                                 --------
Arizona (2.3%):
   1,000    Educational Loan Marketing Corp.,
              AMT, 7.30%, 9/1/03, Callable
              9/1/99 @ 102, MBIA...............     1,057
   1,000    Educational Loan Marketing Corp.,
              AMT, 7.35%, 9/1/04, Callable
              9/1/99 @ 102, MBIA...............     1,056
     775    Educational Loan Marketing Corp.,
              AMT, 7.38%, 9/1/05, Callable
              9/1/99 @ 102, MBIA...............       819
   1,105    Maricopa County Development
              Authority, Multifamily Housing,
              5.65%, 1/1/09, Callable 1/1/07
              @ 101............................     1,134
   1,280    Maricopa County Development
              Authority, Multifamily Housing,
              6.05%, 7/1/17, Callable 1/1/07
              @ 101............................     1,324
     700    Phoenix Industrial Development
              Authority, 6.00%, 12/1/10,
              Callable 12/1/03 @ 102...........       735
   2,835    Phoenix Airport Revenue, AMT,
              Series D, 6.00%, 7/1/06, MBIA....     3,121
   2,060    Pima County, Arizona Industrial
              Development Authority, 5.45%,
              4/1/10, Callable 4/1/07 @ 102,
              MBIA.............................     2,198
                                                 --------
                                                   11,444
                                                 --------
Arkansas (1.7%):
   5,265    Conway Sales & Use Tax, Series A,
              5.20%, 12/1/12, Callable 12/1/06
              @ 101, FSA.......................     5,376
   1,000    Jefferson County, Pollution Control
              Revenue, 5.60%, 10/1/17, Callable
              12/1/02 @ 102....................     1,008
   1,060    Sebastian County, Community Junior
              College, 5.35%, 4/1/10, Callable
              4/1/07 @ 101, AMBAC..............     1,119
   1,000    State Capital Appreciation, Series
              97A, 0.00%, 6/1/14...............       426

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arkansas, continued:
 $   580    State Development Authority, Single
              Family Mortgage Revenue, Series
              G, 5.50%, 1/1/10.................  $    601
                                                 --------
                                                    8,530
                                                 --------
California (4.3%):
   2,000    ABAG Finance Authority for
              Nonprofit Corp., 5.75%, 10/1/17,
              Callable 10/1/07 @ 102...........     2,057
   2,000    ABAG Finance Authority for
              Nonprofit Corp., Multi-Family
              Housing Revenue, AMT, 5.70%,
              11/1/26, Callable 11/1/06 @
              100..............................     2,115
   1,945    ABAG Finance Authority,
              Multi-Family Housing Revenue,
              AMT, 6.75%, 4/20/07, GNMA........     2,144
     500    Castaic Lake Water Agency,
              Certificates Partnership, Water
              System Improvement Project,
              7.00%, 8/1/04, Callable 8/1/00 @
              102, MBIA........................       547
   3,500    Long Beach Harbor, Series A, AMT,
              6.00%, 5/15/12, FGIC.............     3,883
   1,000    Los Angeles County California
              Public Works, 5.13%, 6/1/17,
              Callable 6/1/06 @ 101, AMBAC.....     1,000
   1,750    Riverside County, 5.75%, 6/1/09....     1,953
   3,000    Sacramento Municipal Utility
              District, 5.40%, 11/15/06,
              Callable 11/15/03 @ 102, FSA.....     3,167
   1,000    San Francisco City & County
              Airports, Common International
              Airport Revenue, 6.30%, 5/1/11,
              Callable 5/1/02 @ 102, AMBAC.....     1,090
   1,000    Southern Public Power Authority,
              Transmission Project, Revenue,
              0.00%, 7/1/15, MBIA..............       411
   1,000    State, 7.00%, 10/1/07..............     1,206
   1,400    State Wide Communities Development,
              2.40%, 1/1/09, Callable 1/1/04 @
              102, AMBAC.......................     1,368
                                                 --------
                                                   20,941
                                                 --------
Colorado (11.1%):
   3,290    Arapahoe County, Capital
              Improvements, Project E-470,
              0.00%, 8/31/03...................     2,583
   1,135    Arapahoe County, School District #
              001 Englewood, 0.00%, 11/1/09....       656

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 1,580    Boulder County, Revenue, NCAR
              Project, 6.90%, 12/1/07, Callable
              12/1/01 @ 101....................  $  1,738
   2,000    Boulder Larimer & Weld Counties,
              5.00%, 12/15/18, Callable
              12/15/07 @ 101, FGIC.............     1,979
   3,195    Centennial Water & Sanitation,
              Series A, 5.13%, 12/1/12,
              Callable 12/1/07 @ 101, FSA......     3,264
     875    Denver City & County, Airport
              Revenue, AMT, 6.75%, 11/15/13,
              Callable 11/15/02 @ 102,
              MBIA-IBC.........................       963
   2,000    Denver City & County, Airport
              Revenue, Series B, AMT, 5.75%,
              11/15/09, Callable 11/15/06 @
              102, MBIA........................     2,176
   9,750    Denver City & County, School
              District # 1, GO, 0.00%,
              12/1/06..........................     6,508
   1,000    Denver City & County, School
              District, No. 001, GO Refunding,
              6.50%, 12/1/10...................     1,185
   3,000    El Paso County, School District,
              7.13%, 12/1/19, Callable 12/1/07
              @ 125............................     3,829
   1,135    Health Facilities Authority
              Revenue, 6.40%, 1/1/10, Callable
              1/1/07 @ 101.....................     1,186
     370    Housing Finance Authority, 5.25%,
              5/1/05...........................       381
     255    Housing Finance Authority, AMT,
              5.63%, 5/1/04....................       266
   3,220    Housing Finance Authority, GO,
              Series A, 6.40%, 8/1/06, Callable
              8/1/02 @ 102, MBIA...............     3,404
   4,000    Housing Finance Authority,
              Multifamily Program, 5.65%,
              10/1/15, Callable 1/26/98 @
              100..............................     4,009
   3,000    Housing Finance Authority,
              Multifamily Program, 5.70%,
              10/1/21, Callable 1/26/98 @
              100..............................     3,019
     700    Housing Finance Authority,
              Refunding, Single Family, Series
              D, 5.65%, 12/1/04, Callable
              5/1/03 @ 100.....................       725
   3,250    Housing Finance Authority, Series
              97 B-3, 6.80%, 11/1/28, Callable
              5/1/07 @ 105.....................     3,647
     250    Housing Finance Authority, Series
              C, AMT, 5.00%, 5/1/05............       253
     665    Housing Finance Authority, Single
              Family Program, Series F, AMT,
              6.75%, 12/1/04...................       694

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $   500    Jefferson County, Partnership,
              6.45%, 12/1/04, Callable 12/1/02
              @ 102, MBIA......................  $    555
   4,000    Meridian Metropolitan District,
              7.50%, 12/1/11, Callable 12/1/01
              @ 101............................     4,411
     325    Mountain Village Metropolitan
              District, San Miguel County,
              8.10%, 12/1/11, Callable 12/1/02
              @ 101............................       377
     675    Mountain Village Metropolitan
              District, San Miguel County,
              8.10%, 12/1/11, Prerefunded
              12/1/02 @ 101....................       794
   1,535    Pueblo County, Single Family
              Mortgage Revenue, 6.40%, 11/1/13,
              Callable 11/1/04 @ 102...........     1,626
   1,065    Student Obligation, 6.00%,
              9/1/01...........................     1,123
     740    Student Obligation Bond Authority,
              Student Loan Revenue, AMT, 7.25%,
              9/1/05, Callable 9/01/00 @ 100...       777
   1,250    Summit County, School District No.
              1, Refunding, 6.75%, 12/1/04,
              FGIC.............................     1,436
                                                 --------
                                                   53,564
                                                 --------
Connecticut (2.2%):
   1,000    Bridgeport, Refunding, 6.50%,
              9/1/08, AMBAC....................     1,176
   2,100    State Clean Water Fund Revenue,
              5.13%, 5/1/18, Callable 5/1/05
              @ 101............................     2,104
   1,575    State GO, Series A, 5.30%, 5/15/10,
              Callable 5/15/06 @ 101...........     1,658
   2,475    State GO, Series B, 6.00%,
              10/1/05..........................     2,753
   1,015    State Health & Educational
              Facilities, Series 97E, 5.50%,
              7/1/09, Callable 7/1/07 @ 102....     1,067
   1,695    State Housing Finance Authority,
              6.70%, 11/15/12, Callable
              11/15/02 @ 102...................     1,824
                                                 --------
                                                   10,582
                                                 --------
Florida (4.5%):
       5    Broward County, Florida Resource
              Recovery Revenue, North, 7.95%,
              12/1/08, Callable 12/1/99 @
              103..............................         5
   1,260    Broward County, Housing Authority,
              5.55%, 7/1/09, Callable 7/1/06 @
              102..............................     1,309
   1,500    Cape Coral, Special Obligation
              Revenue, Water Improvements,
              Special Assessment - Water
              Utility, 6.38%, 6/1/09, Callable
              6/1/02 @ 102, FSA................     1,644

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $ 1,305    Clay County, Housing Finance
              Authority Revenue, Single Family
              Mortgage, AMT, 6.20%, 9/1/11,
              Callable 3/1/05 @ 102............  $  1,380
   1,010    Clay County, Housing Finance
              Authority Revenue, Single Family
              Mortgage, AMT, 6.25%, 9/1/13,
              Callable 3/1/05 @ 102............     1,068
   2,010    Clay County, Housing Financial
              Authority, AMT, 5.25%, 10/1/07,
              Callable 4/1/07 @ 102............     2,072
   1,000    Dade County, Aviation Revenue,
              Series A, 6.00%, 10/1/08,
              Callable 10/1/05 @ 102, AMBAC....     1,111
   1,155    Department of Corrections,
              Okeechobee Correctional Facility,
              6.00%, 3/1/06, Callable 3/1/05 @
              102, AMBAC.......................     1,288
   2,000    Escambia County, Housing Finance
              Authority, Multifamily Housing
              Revenue, 5.75%, 4/1/04, Callable
              12/30/03 @ 100, GNMA.............     2,052
   5,000    Greater Orlando Aviation Authority,
              AMT, 5.13%, 10/1/15, Callable
              10/1/07 @ 101, FGIC..............     4,987
   1,185    Indian River County, Hospital
              Revenue, 5.95%, 10/1/09, Callable
              1/1/07 @ 102, FSA................     1,327
   1,285    Indian River County, Hospital
              Revenue, 6.00%, 10/1/10, Callable
              1/1/07 @ 102, FSA................     1,399
     235    Manatee County, Housing Finance
              Authority, Mortgage Revenue,
              6.38%, 11/1/05...................       242
     530    Manatee County, Housing Finance
              Authority, Mortgage Revenue,
              6.75%, 11/1/13...................       572
   1,000    Orlando Water & Electricity
              Revenue, 8.00%, 4/1/03...........     1,178
     655    Tampa Water & Sewer Revenue, ETM,
              0.00%, 10/1/05...................       486
                                                 --------
                                                   22,120
                                                 --------


SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Georgia (0.9%):
 $ 1,500    Atlanta Airport Facilities, 6.50%,
              1/1/08, AMBAC....................  $  1,752
   1,000    Atlanta Airport Facilities Revenue,
              Series A, 6.50%, 1/1/07, AMBAC...     1,156
   1,215    Columbus Water & Sewer Revenue,
              6.30%, 5/1/06, Callable 11/1/02 @
              102, FGIC........................     1,335
                                                 --------
                                                    4,243
                                                 --------
Hawaii (1.1%):
   1,000    Honolulu City & County, GO, Series
              A, 5.60%, 4/1/07, FSA............     1,086
   3,500    Honolulu City & County, GO, Series
              A, 7.35%, 7/1/08.................     4,336
                                                 --------
                                                    5,422
                                                 --------
Idaho (3.5%):
   1,630    Bannock County School District, No.
              025, 5.00%, 8/1/10, Callable
              8/1/07 @ 100.....................     1,673
   1,695    Bannock County School District, No.
              025, 5.10%, 8/1/12, Callable
              8/1/07 @ 100.....................     1,733
     900    Housing Agency, Single Family
              Mortgages, Series D1, 5.90%,
              7/1/06...........................       943
   1,600    Southern Idaho Regional Solid Waste
              District, 5.45%, 11/1/13,
              Callable 11/1/03 @ 101, LOC:
              Credit Local de France...........     1,655
   1,515    Student Loan Fund Marketing
              Association, Inc., 6.40%,
              10/1/99, GSL.....................     1,551
   1,000    Student Loan Fund Marketing
              Association, Inc., AMT, 5.10%,
              4/1/02, GSL......................     1,011
   4,500    Student Loan Fund Marketing
              Association, Inc., Series C, AMT,
              5.60%, 4/01/07, Callable,
              10/01/03 @ 102, GSL..............     4,731
   1,050    Student Loan Fund Marketing
              Association, Inc., Student Loan
              Revenue, 6.25%, 4/1/98...........     1,053
   1,300    University of Idaho, University
              Revenue, 5.75%, 4/1/06, FSA......     1,427
   1,060    University of Idaho, University
              Revenue, 5.50%, 4/1/13, Callable
              4/1/07 @ 101, MBIA...............     1,118
                                                 --------
                                                   16,895
                                                 --------


Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois (6.6%):
 $ 1,000    Chicago Metro Water Reclamation
              District--Greater Chicago Capital
              Improvements, GO, Pre-Refunded,
              7.25%, 12/1/12...................  $  1,262
   4,245    Chicago Metro Water Reclamation
              District--Greater Chicago Capital
              Improvements, GO, Pre-Refunded,
              6.25%, 12/1/14, Callable 12/1/05
              @ 100............................     4,791
   3,045    Chicago Park District, GO, 6.35%,
              11/15/08, Callable 11/15/05 @
              102, MBIA........................     3,436
   2,585    Chicago Water Revenue, 6.50%,
              11/1/10, FGIC....................     3,050
   1,450    Chicago, Single Family Mortgage
              Revenue, 0.00%, 10/1/09, Callable
              10/1/05 @ 78.60, MBIA............       711
   1,595    Chicago, Single Family Mortgage
              Revenue, 0.00%, 10/1/09, Callable
              4/1/98 @ 48.84, MBIA.............       720
     705    Decatur Economic Development,
              7.75%, 6/1/07, Callable 6/1/02 @
              102..............................       798
   7,125    Development Finance Authority,
              Pollution Control Revenue, 7.25%,
              6/1/11, Callable 6/1/01 @ 102....     7,785
     875    Evanston Residential Mortgage,
              6.38%, 1/1/09, Callable 7/1/02 @
              102, AMBAC.......................       929
     458    Health Facilities Authority
              Revenue, 7.90%, 8/15/03, Callable
              2/10/98 @ 101, MBIA..............       464
   1,645    Health Facilities Authority
              Revenue, 6.13%, 11/15/07,
              Callable 11/15/04 @ 102, MBIA....     1,821
   1,500    Health Facilities Authority
              Revenue, 6.75%, 1/1/10, Callable
              1/1/00 @ 102, FGIC...............     1,592
   1,125    Kane & De Kalb Counties, School
              District #32, 0.00%, 1/1/13,
              FGIC.............................       533
   2,500    Student Assistance, Student Loan
              Revenue, Series M, AMT, 6.60%,
              3/1/07, Callable 3/1/02 @ 102....     2,686
   1,350    Winnebago County, School District
              No. 122, Harlem-Loves Park,
              Refunding, 6.35%, 6/1/07, FGIC...     1,552
                                                 --------
                                                   32,130
                                                 --------

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana (2.7%):
 $ 2,150    Brownsburg Indiana Building, 5.50%,
              2/1/15, Callable 2/1/07 @ 102,
              MBIA.............................  $  2,231
   1,000    Fort Wayne Hospital Authority,
              Parkview Memorial Hospital
              Project, Series A, 7.50%,
              11/15/11, Callable 11/15/99 @
              102, FGIC........................     1,074
     500    Indiana State University, 6.90%,
              8/1/03, Callable 8/1/00 @ 102....       544
   2,840    Indianapolis Economic Development
              Revenue, Knob-in-the-Woods
              Project, 6.38%, 12/1/04,
              Mandatory Put 12/1/04 @ 100......     3,141
     500    Lawrence Township School District,
              6.75%, 1/5/05....................       569
   1,500    New Albany Floyd County, School
              Building, 6.20%, 7/1/03..........     1,638
   1,500    New Albany Floyd County, School
              Building, 6.20%, 7/1/04..........     1,656
   1,000    Noblesville Hamilton County,
              Building, 7.00%, 2/1/13,
              Prerefunded 2/1/01 @102..........     1,101
   1,000    State Vocational Technical College
              Building Facilities Fee, 6.50%,
              7/1/07, Callable 1/1/05 @ 102,
              AMBAC............................     1,140
                                                 --------
                                                   13,094
                                                 --------
Iowa (1.2%):
     700    Des Moines Water Revenue, Series B,
              5.50%, 12/1/04, Callable 12/1/01
              @ 100............................       729
   1,675    Finance Authority, 6.35%, 7/1/09,
              Callable 1/1/03 @ 102, AMBAC.....     1,776
   1,000    Finance Authority, Private College
              Revenue, 5.75%, 12/1/08, MBIA....     1,113
     860    Finance Authority, Single Family
              Mortgage Revenue, Series F,
              6.15%, 7/1/04, Callable 1/1/03 @
              102, AMBAC.......................       892
   1,500    Student Loan Liquidity Corp.,
              Student Loan Revenue, Series C,
              6.50%, 12/1/99, AMBAC............     1,565
                                                 --------
                                                    6,075
                                                 --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kansas (1.1%):
 $ 2,220    Sedgwick & Shawnee, Single Family
              Revenue, 5.50%, 6/1/29, Step
              Coupon, 6.70% after 10/1/98......  $  2,464
     850    Sedgwick County, Family Mortgage
              Revenue, Series A-1, 6.50%,
              12/1/16, Callable 12/1/07 @ 105,
              GNMA.............................       919
   1,750    Wichita Hospital Revenue, St.
              Francis Regional Hospital, 6.25%,
              10/1/10, Callable 10/1/02 @ 102,
              MBIA.............................     1,902
                                                 --------
                                                    5,285
                                                 --------
Kentucky (0.8%):
     800    Campbell & Kenton Counties,
              Sanitation District #1, 6.50%,
              8/1/05, ETM......................       836
   1,000    Kenton County, Public Properties
              Corp., 5.63%, 12/1/12, Callable
              12/1/06 @ 101....................     1,062
   2,000    Owensboro Electric Light & Power
              Revenue, 0.00%, 1/1/09, Callable
              1/1/98 @ 33.44, BIG..............       690
   1,000    Winchester Industrial Building,
              7.75%, 7/1/12, Callable 7/1/02 @
              102..............................     1,135
                                                 --------
                                                    3,723
                                                 --------
Louisiana (0.8%):
     239    Housing Agency Mortgage Revenue,
              7.80%, 12/1/09, Callable 6/1/04 @
              105, GNMA........................       269
   1,550    Public Facilities Authority
              Revenue, AMT, 6.75%, 9/1/06,
              Callable 9/1/02 @ 102............     1,647
   2,000    St. Charles Parish Pollution
              Control, 8.25%, 6/1/14, Callable
              6/1/99 @ 103.....................     2,155
                                                 --------
                                                    4,071
                                                 --------
Maryland (0.6%):
   1,150    Anne Arundel County, GO, Series B,
              AMT, 7.70%, 3/15/06, Callable
              3/15/99 @ 102....................     1,219
   1,500    State Health & Education, John
              Hopkins, 6.00%, 7/1/10...........     1,674
                                                 --------
                                                    2,893
                                                 --------

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Massachusetts (1.4%):
 $ 1,650    Beverly, 6.60%, 3/15/09, Callable
              3/15/04 @ 102, FSA...............  $  1,859
     740    Education Loan Authority, AMT,
              7.25%, 1/1/09, Callable 1/1/01 @
              102..............................       797
   2,400    State, GO, Series C, 6.00%,
              8/1/09...........................     2,721
   1,465    Worcester, GO, Series A, 6.10%,
              5/1/08, Callable 5/1/05 @ 102,
              MBIA.............................     1,630
                                                 --------
                                                    7,007
                                                 --------
Michigan (0.8%):
   2,000    State Hospital Finance Authority
              Revenue, Mercy Mount Clemens
              Corp., 6.25%, 5/15/11, Callable
              5/15/01 @ 102....................     2,124
   1,500    State Hospital Finance Authority,
              Series A, 8.10%, 10/1/13,
              Callable 10/1/05 @ 102...........     1,787
                                                 --------
                                                    3,911
                                                 --------
Minnesota (0.3%):
   1,500    Northern Municipal Power Agency,
              Minnesota Electric, Series A,
              5.90%, 1/1/07, Callable 1/1/03 @
              102, AMBAC.......................     1,639
                                                 --------
Mississippi (0.4%):
   1,475    Home Corp., Single Family Series D,
              5.25%, 7/1/12, Callable 7/1/07 @
              105, FNMA/GNMA...................     1,617
   1,005    State Housing Finance Corp., 0.00%,
              9/15/16..........................       380
                                                 --------
                                                    1,997
                                                 --------
Missouri (2.9%):
   1,895    Carthage Waterworks & Wastewater
              Treatment Systems, 6.30%, 7/1/09,
              Callable 7/1/04 @ 101, MBIA......     2,100
   1,520    Fort Zumwalt School District,
              5.20%, 3/1/09, Callable 3/1/07 @
              100, AMBAC.......................     1,588
   1,735    Fort Zumwalt School District,
              5.30%, 3/1/10, Callable 3/1/07 @
              100, AMBAC.......................     1,813
   1,415    Kansas City Industrial Development
              Authority, Multifamily Housing
              Revenue, Series A, AMT, 5.63%,
              7/1/05...........................     1,491
   1,430    Kansas City Municipal Corp.
              Revenue, 5.40%, 1/15/08, Callable
              1/15/06 @ 101, AMBAC.............     1,526

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Missouri, continued:
 $ 2,500    St. Louis Convention & Sports
              Complex, 5.50%, 8/15/13, Callable
              8/15/03 @ 102, MBIA..............  $  2,589
   2,955    St. Louis Land Clearance
              Redevelopment Authority Housing
              Revenue, 5.95%, 7/1/22, Mandatory
              Put 4/1/07 @ 100, FNMA...........     3,169
                                                 --------
                                                   14,276
                                                 --------
Nebraska (0.5%):
   2,250    Higher Education Loan Program,
              Series A-6, AMT, 5.90%, 6/1/03...     2,370
                                                 --------
Nevada (1.6%):
   1,025    Douglas County, School District,
              Series A, 5.90%, 6/1/08, Callable
              6/1/02 @ 101, FGIC...............     1,091
   2,000    Las Vegas, Sewer Revenue, 6.60%,
              10/1/12, Callable 4/1/02 @ 102,
              FGIC.............................     2,223
   1,000    Municipal Bond Bank Project
              #20-23A, 7.00%, 7/1/01, ETM......     1,043
   3,010    Washoe County, School District, GO,
              6.13%, 8/1/07, Callable 8/1/02 @
              101, MBIA........................     3,250
                                                 --------
                                                    7,607
                                                 --------
New Hampshire (0.3%):
   1,225    Higher Education & Health
              Facilities Authority Revenue,
              6.25%, 1/1/06, Callable 7/1/04 @
              102..............................     1,360
                                                 --------
New Jersey (0.4%):
   1,630    South Brunswick Township, 6.40%,
              8/1/07, Callable 8/1/05 @ 100,
              FGIC.............................     1,846
                                                 --------
New Mexico (3.5%):
      68    Albuquerque, 7.65%, 8/15/07,
              FGIC.............................        71
   1,000    Albuquerque Airport Revenue, AMT,
              6.50%, 7/1/11, Callable 7/1/00 @
              105, AMBAC.......................     1,095
   3,000    Albuquerque Gross Receipts Tax,
              5.38%, 7/1/01, Callable 7/1/99 @
              100, MBIA........................     3,043
   3,055    Bernalillo County, Gross Receipts
              Tax, 5.75%, 10/1/15..............     3,365

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New Mexico, continued:
 $ 1,195    Educational Assistance Foundation,
              Student Loan Revenue, Series A,
              AMT, 6.45%, 4/1/99, AMBAC........  $  1,224
   2,070    Educational Assistance Foundation,
              Student Loan Revenue, Series A,
              AMT, 6.55%, 4/1/00, AMBAC........     2,156
   5,455    Educational Assistance Foundation,
              Student Loan Revenue, Series A,
              AMT, 6.85%, 4/1/05, Callable
              4/1/02 @ 102, AMBAC..............     5,908
                                                 --------
                                                   16,862
                                                 --------
New York (4.8%):
   1,500    Metropolitan Transportation
              Authority, 6.38%, 7/1/10,
              Callable 7/1/02 @ 102, FGIC......     1,660
   3,000    Metropolitan Transportation
              Authority, Series B, 5.00%,
              7/1/10, Callable 7/1/07 @ 102,
              AMBAC............................     3,078
   2,950    Monroe County, 6.10%, 3/1/08,
              Callable 3/1/01 @ 102, MBIA......     3,171
   1,395    Nassau County, 5.63%, 8/1/03,
              FGIC.............................     1,492
   1,500    State Dorm Authority, Series A,
              5.50%, 7/1/04....................     1,560
   2,950    State Dorm Authority, Series A,
              5.50%, 7/1/05....................     3,066
   1,500    State Dorm Authority, Series A,
              5.50%, 7/1/06....................     1,561
   3,000    State, GO, Series B, 5.25%, 8/1/12,
              Callable 8/1/07 @ 101............     3,002
   5,000    State, GO, Series F, 5.13%, 8/1/11,
              Callable 2/1/08 @ 101............     4,964
                                                 --------
                                                   23,554
                                                 --------
North Carolina (0.5%):
   2,500    Educational Facilities, Wake
              Forest, 5.00%, 11/1/12, Callable
              11/1/07 @ 102....................     2,532
                                                 --------
North Dakota (3.3%):
   3,700    Grand Forks Health Care System,
              5.60%, 8/15/17, Callable 8/15/07
              @ 102, MBIA......................     3,830
   6,050    Grand Forks Sales Tax Revenue Bond,
              5.10%, 12/15/10, Callable
              12/15/07 @ 100...................     6,251

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
North Dakota, continued:
 $   600    Housing Finance Agency, AMT, 6.25%,
              7/1/09, Callable 7/1/04 @ 102....  $    622
   3,500    Mercer County, Pollution Control
              Revenue, 6.65%, 6/1/22, Callable
              6/1/02 @ 102, FGIC...............     3,836
   1,270    Water Development, 5.70%, 7/1/17,
              Callable 7/1/07 @ 100, AMBAC.....     1,345
                                                 --------
                                                   15,884
                                                 --------
Ohio (2.2%):
     500    Hamilton Waterworks Water Utility
              Improvement, 6.40%, 10/15/07,
              Callable 10/15/01 @ 102, MBIA....       547
   2,100    Mount Vernon, Industrial
              Development Revenue, 5.90%,
              3/1/03, Callable 3/10/98 @ 100...     2,104
   2,500    Northeast Regional Sewer District,
              5.60%, 11/15/13, Callable
              11/15/05 @ 101, AMBAC............     2,657
   2,470    State Economic Development, 7.50%,
              9/1/10, Callable 9/1/02 @ 102....     2,785
   2,500    State Higher Educational
              Facilities, 0.00%, 7/1/07........     2,458
                                                 --------
                                                   10,551
                                                 --------
Oklahoma (0.8%):
   2,500    Baptist Health Center, IDR, 6.25%,
              8/15/12, Callable 8/15/05 @ 102,
              AMBAC............................     2,784
   1,000    Housing Finance Agency, PG-B-1,
              5.60%, 3/1/28, Callable 9/1/07 @
              102..............................     1,022
                                                 --------
                                                    3,806
                                                 --------
Oregon (3.0%):
   2,350    Jackson County, School District #5
              Ashland, GO, 5.70%, 6/1/07,
              FSA..............................     2,591
   2,580    Lane County, School District #019,
              6.00%, 10/15/11, FGIC............     2,924
   1,000    Lane County, School District #52
              Bethel, GO, 6.00%, 6/1/06, FSA...     1,120
   3,630    Marion County, 5.50%, 10/1/05,
              AMBAC............................     3,916
   1,435    Port of Portland Airport Revenue,
              Series 7-A, 6.75%, 7/1/09,
              Callable 7/1/01 @ 101, MBIA......     1,566
   2,075    Washington County, School District
              No. 88, GO, 6.10%, 6/1/05,
              Callable 12/15/04 @ 100, FSA.....     2,314
                                                 --------
                                                   14,431
                                                 --------

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Pennsylvania (5.1%):
 $ 3,500    Allegheny County, GO, 0.00%,
              2/15/02, MBIA....................  $  4,002
   3,200    Dauphin County, Industrial
              Development Authority, Pollution
              Control Revenue, 6.00%, 1/1/08,
              Callable 1/1/98 @ 100, MBIA......     3,206
   1,085    Delaware County, Pennsylvania
              Hospital Authority, 6.00%,
              12/15/20, Callable 12/1/03 @
              102..............................     1,125
   2,700    Harrisburg, Capital Appreciation,
              Series D, 0.00%, 3/15/13,
              AMBAC............................     1,263
   1,800    Harrisburg, Capital Appreciation,
              Series D, 0.00%, 9/15/13,
              AMBAC............................       821
   2,505    Harrisburg, Capital Appreciation,
              Series F, 0.00%, 3/15/13,
              AMBAC............................     1,172
   1,665    Harrisburg, Capital Appreciation,
              Series F, 0.00%, 9/15/13,
              AMBAC............................       760
   1,500    Hospital Revenue Bond, 6.40%,
              1/1/06, Callable 1/1/05 @ 102,
              AMBAC............................     1,698
   2,750    Indiana County, Industrial
              Development Authority, Pollution
              Control Revenue, 6.00%, 6/1/06,
              MBIA.............................     3,069
   1,295    Millcreek Township School District
              A, 0.00%, 9/15/11, FGIC..........       659
   2,350    Philadelphia Airport Revenue,
              Series A, AMT, 5.50%, 6/15/05,
              AMBAC............................     2,508
   2,500    Philadelphia Water & Waste, 5.65%,
              6/15/12, Callable 6/15/03 @ 102,
              FGIC.............................     2,600
   2,000    State Financial Authority Revenue,
              6.60%, 11/1/09, Callable 11/1/03
              @ 102, LOC: Societe Generale.....     2,217
                                                 --------
                                                   25,100
                                                 --------
Puerto Rico (1.1%):
   5,000    Commonwealth Infrastructure, Series
              A, 5.25%, 7/1/10, Callable 7/1/08
              @ 101, AMBAC.....................     5,250
                                                 --------
Rhode Island (0.2%):
   1,000    Housing & Mortgage Financial Corp.,
              Series 15-B, 6.20%, 10/1/06,
              Callable 4/1/04 @ 102, MBIA......     1,068
                                                 --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
South Carolina (2.1%):
 $ 1,760    Greenville School Public
              Facilities, 5.60%, 3/1/10........  $  1,896
   1,045    Hilton Head Island, GO, 5.50%,
              8/1/09, MBIA.....................     1,138
   1,270    Piedmont, Municipal Power Agency,
              Electric Revenue, Series A,
              5.25%, 1/1/11, MBIA..............     1,333
   1,360    Piedmont, Municipal Power Agency,
              Electric Revenue, Series A,
              5.50%, 1/1/13, MBIA..............     1,453
     250    Piedmont, Municipal Power Agency,
              Electric Revenue, Series A,
              6.55%, 1/1/16, Callable 1/1/98 @
              100..............................       250
   2,250    State Electric Expansion System,
              5.88%, 7/1/18, Callable 2/10/98 @
              100..............................     2,252
     825    State Public Service, 5.88%,
              7/1/18, Callable 2/10/98 @ 100,
              MBIA.............................       826
   1,000    York County, School District #3,
              GO, 5.40%, 3/1/08, Callable
              3/1/06 @ 101, FSA................     1,069
                                                 --------
                                                   10,217
                                                 --------
South Dakota (1.4%):
   3,675    Health & Educational Facility
              Authority Revenue, St. Luke's
              Midland Regional Medical, 6.63%,
              7/1/11, Callable 7/1/01 @ 102,
              MBIA.............................     3,991
     250    State Lease Revenue, Series A,
              6.48%, 9/1/05, FSA...............       281
   2,645    Student Loan Assistance Corp.,
              Student Loan Revenue, Series B,
              AMT, 7.63%, 8/1/06, Callable
              8/1/99 @ 102, MBIA...............     2,782
                                                 --------
                                                    7,054
                                                 --------
Tennessee (2.4%):
   1,050    Chattanooga-Hamilton County,
              Hospital Authority, Hospital
              Revenue, 5.63%, 10/1/09, FSA.....     1,156
   1,555    Dyer County, Industrial Development
              Revenue, 6.00%, 2/1/07, Callable
              2/1/04 @ 102.....................     1,655
   2,000    Housing Development, 6.20%, 7/1/18,
              Callable 7/1/05 @ 102............     2,125

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Tennessee, continued:
 $ 1,785    Memphis-Shelby Airport, 6.75%,
              9/1/12, Callable 9/1/02 @ 102....  $  1,966
   1,330    Metropolitan Government, Nashville
              & Davidson County, 7.00%,
              1/1/14...........................     1,332
   2,500    Shelby County, Series B, 5.00%,
              8/1/11, Callable 8/1/07 @ 101....     2,547
   1,000    Trenton Industrial Development
              Revenue, Series A, 5.40%,
              10/1/02..........................     1,002
                                                 --------
                                                   11,783
                                                 --------
Texas (7.7%):
   2,800    Austin Housing Finance Corp.,
              Single Family Mortgage Revenue,
              AMT, ETM, 0.00%, 12/1/11.........     1,336
   1,000    Austin Utility Systems Revenue,
              0.00%, 5/15/08, MBIA.............       618
   5,125    Cass County, Industrial Development
              Revenue, Series A, 5.30%,
              7/1/09...........................     5,335
   5,000    Coastal Bend Health Facilities,
              Incarnate Word Health Services,
              5.93%, 11/15/13, Callable
              11/15/02 @ 102, AMBAC............     5,324
   3,600    Grand Prairie Health Facilities
              Refunding, Dallas/Fort Worth
              Medical Center Project, 6.50%,
              11/1/04, AMBAC...................     4,047
   3,300    Grand Prairie Health Facilities
              Refunding, Dallas/Fort Worth
              Medical Center Project, 6.88%,
              11/1/10, AMBAC...................     3,749
   5,000    Harris County, Capital
              Appreciation, Toll Road, Sub-Lien
              A, GO, 0.00%, 8/15/03, MBIA......     3,915
   3,700    Harris County, Capital
              Appreciation, Toll Road, Sub-Lien
              A, GO, 0.00%, 8/15/05, MBIA......     2,630
   1,455    Health Facilities Development Corp.
              Hospital Revenue, All Saints
              Episcopal Hospital, 6.25%,
              8/15/12, Callable 8/15/03 @ 102,
              MBIA.............................     1,597
   1,045    Housing Agency Residential
              Development Revenue, Series D,
              AMT, 8.40%, 1/1/21, Callable
              7/1/99 @ 102.....................     1,095
     900    San Antonio Electric & Gas, 6.50%,
              2/1/12, Callable 2/1/99 @
              101.5............................       934
     600    San Antonio Electric & Gas,
              Refunding, 6.50%, 2/1/12.........       626

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 1,000    San Antonio Electric & Gas, Series
              B, 7.00%, 2/1/09, Callable 2/1/99
              @ 101.5..........................  $  1,046
     345    Southeast Texas Housing Financial
              Corp., Series B, 6.75%, 5/1/10...       362
   1,245    State Higher Education Coordinating
              Board, Student Loan, AMT, 7.45%,
              10/1/06, Callable 10/1/01 @
              102..............................     1,348
   1,020    Texas Tech University Revenues,
              5.95%, 2/15/13, Callable 2/15/05
              @ 100, AMBAC.....................     1,098
   2,200    United Independent School District,
              5.25%, 8/15/14, Callable 8/15/06
              @ 100............................     2,243
                                                 --------
                                                   37,303
                                                 --------
Utah (0.9%):
   2,000    Intermountain Power Agency, Power
              Supply Revenue, Series B, 6.50%,
              7/1/09, MBIA.....................     2,353
   4,750    Intermountain Power Agency, Series
              D, 0.00%, 7/1/20, Callable 7/1/02
              @ 20.61..........................       800
   1,340    State Housing Finance Authority,
              AMT, 6.35%, 7/1/12, Callable
              1/1/05 @ 102.....................     1,420
                                                 --------
                                                    4,573
                                                 --------
Vermont (0.3%):
   1,430    University of Vermont & State
              Agricultural College, Series 1973
              A, 5.80%, 7/1/13, Callable
              2/10/98 @ 101....................     1,445
                                                 --------
Virginia (1.6%):
   3,905    State Housing Development
              Authority, Commonwealth Mortgage,
              Series A, AMT, 6.80%, 7/1/06,
              AMBAC............................     4,265
   1,340    State Housing Development
              Authority, Commonwealth Mortgage,
              Series J, 6.65%, 7/1/10, Callable
              1/1/05 @ 102.....................     1,447
   2,000    State Housing Development
              Authority, Series B Sub B2,
              6.70%, 1/1/15, Callable 1/1/06 @
              102..............................     2,199
                                                 --------
                                                    7,911
                                                 --------

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Washington (4.1%):
 $ 1,830    Chelan County, Washington Public
              Utilities Revenue, 5.90%, 7/1/13,
              Mandatory Put 7/1/03 @ 102.......  $  1,921
   1,360    King County, School District #400,
              GO, 6.50%, 12/1/08...............     1,602
   1,084    Kitsap County, Consolidated
              Housing, 7.00%, 8/20/08, GNMA....     1,212
   1,000    Seattle Light & Power Revenue,
              6.00%, 8/1/13, Callable 8/1/02 @
              102..............................     1,065
   1,000    Seattle Solid Waste, Series B,
              7.00%, 5/1/03, Callable 5/1/99 @
              102, BIG.........................     1,058
   1,215    Seattle, Light and Power Revenue,
              5.00%, 7/1/13, Callable 7/1/07 @
              102..............................     1,224
   1,540    Seattle, Light and Power Revenue,
              5.00%, 7/1/14, Callable 7/1/07 @
              102..............................     1,543
   1,450    Seattle, Light and Power Revenue,
              5.00%, 7/1/16, Callable 7/1/07 @
              102..............................     1,439
   1,450    Seattle, Light and Power Revenue,
              5.00%, 7/1/16, Callable 7/1/07 @
              102..............................     1,439
   3,000    Snohomish County, Public Utility
              District #001, Electric Revenue,
              6.00%, 1/1/13, Callable 1/1/03 @
              102, FGIC........................     3,213
     700    State Certificates Partnership,
              Series A, 6.80%, 4/1/06, Callable
              4/1/01 @ 102.....................       757
   3,500    State Nuclear Project #1, Series A,
              6.00%, 7/1/08, AMBAC.............     3,910
   1,000    State Public Power, Nuclear Project
              #1, 5.13%, 7/1/11, Callable
              7/1/07 @ 102.....................     1,003
                                                 --------
                                                   19,947
                                                 --------
West Virginia (3.1%):
   1,500    Board of Regents Revenue, Series A,
              5.90%, 4/1/04, ETM...............     1,598
   2,495    Harrison County, Community Split
              Obligation, Series A, 6.25%,
              5/15/10..........................     2,881
   3,500    School Building Authority, Series
              B, 5.40%, 7/1/17, Callable 7/1/07
              @ 102, FSA.......................     3,599

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued
 $ 1,150    State College Revenue, 6.00%,
              4/1/12, Callable 4/1/03 @ 102,
              AMBAC............................  $  1,242
   2,000    State Housing Development Fund,
              Housing Finance, AMT, 7.20%,
              11/1/20, Callable 5/1/02 @ 102...     2,145
   2,175    University Athletics, Series B,
              5.00%, 5/1/22, Callable 5/1/08 @
              101, AMBAC.......................     2,136
   1,800    University Student Union, Series B,
              5.00%, 5/1/17, Callable 5/1/08 @
              101, AMBAC.......................     1,769
                                                 --------
                                                   15,370
                                                 --------
Wisconsin (0.3%):
     500    Mukwonago School District, 5.80%,
              3/1/07, Prerefunded 3/1/02 @100,
              AMBAC............................       532
   1,000    State, Series A, 6.30%, 5/1/07,
              Prerefunded 5/1/02 @ 100.........     1,084
                                                 --------
                                                    1,616
                                                 --------
Wyoming (0.5%):
     875    Community Development Authority
              Single Family Mortgage, Series A,
              7.25%, 6/1/07, Callable 6/1/01 @
              102..............................       917
   1,395    Sweetwater County, School District
              #2, Green River, GO, 7.00%,
              6/1/04, MBIA.....................     1,607
                                                 --------
                                                    2,524
                                                 --------
  Total Municipal Bonds                           504,958
                                                 --------
WEEKLY DEMAND NOTES (1.3%):
Illinois (0.5%):
   2,600    State Health Facilities Authority,
              4.15%, 7/1/27, LOC: First
              National Bank of Chicago*........     2,600
                                                 --------

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Indiana (0.8%):
 $ 1,000    Indiana Capital Health Program,
              3.75%, 8/1/06*...................  $  1,000
   1,000    Indiana Hospital Equipment
              Financing Authority Revenue,
              Series A, 3.75%, 12/1/15*........     1,000
   1,860    Indiana State Housing Finance
              Authority, 4.25%, 1/1/29, LOC:
              Federal Home Loan Bank*..........     1,860
                                                 --------
                                                    3,860
                                                 --------
  Total Weekly Demand Notes                         6,460
                                                 --------
INVESTMENT COMPANIES (0.1%):
     656    Provident Muni Cash................       656
                                                 --------
  Total Investment Companies                          656
                                                 --------
Total (Cost $486,031) (a)                        $512,074
                                                 ========

------------

Percentages indicated are based on net assets of $488,353.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows
    (amounts in thousands):

                   Unrealized appreciation.....................................  $26,077
                   Unrealized depreciation.....................................      (34)
                                                                                 -------
                   Net unrealized appreciation.................................  $26,043
                                                                                 =======

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1997.

AMBAC  Insured by AMBAC Indemnity Corp.
AMT    Alternative Minimum Tax Paper
BIG    Insured by Bond Insurance Guarantee
ETM    Escrowed to Maturity
FGIC   Insured by Federal Guarantee Insurance Corp.
FNMA   Insured by Federal National Mortgage Association
FSA    Insured by Federal Security Assurance
GNMA   Insured by Government National Mortgage Association
GO     General Obligation
GSL    Guaranteed Student Loans
IDR    Industrial Development Revenue
MBIA   Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
DAILY DEMAND NOTES (2.9%):
North Dakota (0.2%):
 $ 1,125    Grand Forks North Dakota, United
              Hospital, 5.10%, 12/1/16...........   $  1,125
                                                    --------
Pennsylvania (1.9%):
  11,490    Allegheny County Pennsylvania
              Industrial Development, Logwood at
              Oakmont Inc., 5.25%, 7/1/27*.......     11,490
                                                    --------
Washington (0.3%):
   1,300    Washington State Health Care
              Facilities Authority Mason Medical,
              5.00%, 2/15/27*....................      1,300
     800    Washington State Housing Finance,
              5.10%, 1/1/21, LOC: US Bank of
              Washington*........................        800
                                                    --------
                                                       2,100
                                                    --------
Wisconsin (0.5%):
   3,500    State Health Facilities, 3.70%,
              1/1/16, LOC: Toronto Dominion
              Bank*..............................      3,500
                                                    --------
  Total Daily Demand Notes                            18,215
                                                    --------
MONTHLY DEMAND NOTES (0.1%):
California (0.1%):
     600    Windsor, Multi-Family Revenue, 4.35%,
              8/1/25, LOC: Banque Paribas*.......        600
                                                    --------
  Total Monthly Demand Notes                             600
                                                    --------
MUNICIPAL BONDS (96.9%):
Alabama (0.3%):
     565    Alabama Housing Finance Authority,
              Series A-1, 5.80%, 10/1/08,
              Callable 4/1/05 @ 102, GNMA........        596
   1,000    Mobile Alabama Board of School
              Commissioners, 5.00%, 3/1/08,
              Callable 3/1/04 @ 102, AMBAC.......      1,032
                                                    --------
                                                       1,628
                                                    --------
Alaska (2.5%):
     285    Alaska State Department
              Administration, 4.40%, 9/1/98......        286
     755    Anchorage Alaska, Series A, 5.40%,
              4/1/07, Callable 4/1/06 @ 100,
              MBIA...............................        803
   3,570    Energy Authority, Utility Revenue,
              5.20%, 7/1/17, Callable 7/1/08 @
              100, FSA...........................      3,583
   1,185    Home Mortgage Revenue Refunding,
              8.00%, 3/1/09, Callable 3/1/02 @
              102, FNMA..........................      1,279
     155    Juneau City & Boro Home Mortgage
              Revenue, 8.00%, 2/1/09, Callable
              2/1/02 @ 100, FNMA.................        167
   1,750    North Slope, Series B, 0.00%,
              6/30/04............................      1,306

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Alaska, continued:
 $ 8,440    State Housing Finance Corp., 0.00%,
              12/1/17, Callable 6/1/07 @ 54,
              MBIA...............................   $  2,608
  30,000    State Housing Finance Corp., Series
              A-2, AMT, 0.00%, 6/1/37, Callable
              12/1/07 @ 17.74....................      3,018
   2,750    Student Loan Corp., Series A, AMT,
              5.75%, 7/1/14, Callable 7/1/07 @
              100, AMBAC.........................      2,906
                                                    --------
                                                      15,956
                                                    --------
Arizona (0.5%):
     200    Arizona State Transportation Board,
              Series A, 6.10%, 7/1/01, OID @
              99.641.............................        214
     325    Maricopa County, Industrial
              Development, Multi-Family Housing,
              7.25%, 7/1/17, Callable 7/1/07 @
              101................................        337
   1,500    Maricopa County, Industrial
              Development, Multi-Family Housing
              Revenue, Series A, 6.25%, 7/1/27,
              Callable 1/1/07 @ 101..............      1,557
     250    Phoenix Arizona, Series 1985A, 7.00%,
              7/1/03, Callable 01/01/98 @ 101....        284
   1,000    Yuma, Individual & Multi-Family
              Apartments, Series A, 5.40%,
              12/20/17, Callable 12/20/04 @ 100,
              GNMA...............................      1,007
                                                    --------
                                                       3,399
                                                    --------
Arkansas (1.9%):
     343    Drew County, Public Facilities Board,
              7.90%, 8/1/11, Callable 8/1/03 @
              103, FNMA..........................        372
     149    Drew County, Public Facilities Board,
              7.75%, 8/1/11, Callable 2/1/04 @
              100................................        160
     517    Jacksonville, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, 7.90%, 1/1/11,
              Callable 7/1/03 @ 103..............        567
     231    Jacksonville, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, 7.75%, 1/1/11,
              Callable 7/1/05 @ 103..............        252
     990    Jefferson County, PCR, Power & Light
              Co. Project, 6.13%, 10/1/07,
              Callable 4/1/06 @ 100, BIG.........        991
     216    Lonoke County, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, 7.38%, 4/1/11,
              Callable 4/1/03 @ 103..............        234

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Arkansas, continued:
 $   626    Lonoke County, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, Series A-2,
              7.90%, 4/1/11, FNMA................   $    687
   1,000    Paragould, Hospital Revenue, 6.38%,
              10/1/17, Callable 10/1/06 @ 102....      1,074
   1,143    Pope County, Residential Facilities,
              Housing Board Mortgage Revenue,
              Series B, 7.75%, 9/1/11, Callable
              8/1/02 @ 102, FHA..................      1,231
   1,500    State Capital Appreciation, College
              Savings, Series 97A, 0.00%,
              6/1/16.............................        566
   2,000    State Capital Appreciation, College
              Savings, Series A, 0.00%, 6/1/15...        802
   1,930    State Development Authority Revenue
              Refunding, 8.00%, 8/15/11, Callable
              8/15/01 @ 103......................      2,078
   3,650    State Development Finance Authority
              Revenue, 0.00%, 6/1/15.............      1,414
     880    State Development Finance Authority
              Revenue, Single Family Housing,
              7.75%, 4/1/21, Callable 4/1/99 @
              102, GNMA..........................        912
     478    Stuttgart Public Facilities Board
              Revenue, Series A-2, 7.90%, 9/1/11,
              Callable 9/1/03 @ 103..............        524
     257    Stuttgart Public Facilities Board
              Revenue, Series B, 7.75%, 9/1/11,
              Callable 3/1/06 @ 103..............        282
                                                    --------
                                                      12,146
                                                    --------
California (2.5%):
     430    ABAG Finance Authority for Nonprofit
              Corp., 5.85%, 10/1/27, Callable
              10/1/07 @ 102......................        444
   1,255    Fairfield, Water Revenue, 0.00%,
              4/1/15, Callable 4/1/05 @ 56.7,
              AMBAC..............................        505
   1,690    Fresno Housing Authority, Project B,
              AMT, 5.60%, 8/1/30, Callable 8/1/07
              @ 102..............................      1,738
   1,080    Housing Finance Agency Revenue, Home
              Mortgage, AMT, 7.50%, 2/1/23,
              Callable 8/1/05 @ 102, FHA.........      1,191
      15    Housing Finance Agency Revenue, Home
              Mortgage, Series C, AMT, 7.45%,
              8/1/11, Callable 8/1/01 @ 102......         15
     680    Housing Finance Agency Revenue, Local
              or Guaranteed Housing, Series B,
              8.63%, 8/1/15, Callable 8/1/00 @
              100, MBIA..........................        712

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
California, continued:
 $   570    Housing Finance Agency Revenue,
              Series H, AMT, 6.80%, 8/1/19,
              Callable 8/1/04 @ 102, FHA.........   $    599
     780    Housing Finance Agency Revenue,
              Single Family Housing, Series F,
              7.88%, 8/1/19, Callable 8/1/98 @
              102................................        803
     100    Los Angeles, California Water & Power
              Electric, 4.50%, 8/15/98...........        100
   1,000    Oakland, Revenue Refunding, Series A,
              7.60%, 8/1/21, Callable 8/1/98 @
              102, FGIC..........................      1,041
     815    Redondo Beach, Redevelopment Agency,
              Residential Mortgage Revenue,
              Series B, 6.25%, 6/1/11, Callable
              6/1/03 @ 100.......................        836
     350    Rural Home Mortgage Financing
              Authority Revenue, Single Family
              Mortgage Revenue, AMT, 7.25%,
              12/1/24, Callable 12/1/04 @ 103,
              GNMA...............................        379
     810    Rural Home Mortgage Financing
              Authority, AMT, 7.55%, 11/1/26.....        944
     805    Rural Home Mortgage Financing
              Authority, AMT, 7.75%, 5/1/27......        937
   2,230    Rural Home Mortgage, Class 5, AMT,
              5.50%, 3/1/29, LOC: GNMA...........      2,467
   1,180    San Joaquin Hills Toll Road,
              Pre-refunded, 0.00%, 1/1/14........        533
   4,435    San Joaquin Hills Toll Road,
              Pre-refunded, 0.00%, 1/1/16........      1,790
   1,105    State Department of Veterans'
              Affairs, AMT, 7.38%, 8/1/12,
              Callable 2/1/98 @ 101.5............      1,125
                                                    --------
                                                      16,159
                                                    --------
Colorado (16.2%):
   5,250    Arapahoe County, Highway Revenue,
              Series C, 0.00%, 8/31/15, Callable
              8/31/05 @ 48.6.....................      1,819
   4,920    Aurora County, Industrial
              Development, Series A, 5.38%,
              12/1/11, Callable 12/1/02 @ 102....      4,920
   5,030    Aurora, Single Family Mortgage
              Revenue, Series A2, 0.00%, 9/1/15,
              Prerefunded 3/1/13 @ 75.2..........      1,758
   2,205    Brush Creek Metropolitan District,
              GO, Refunding, 6.70%, 11/15/09,
              Callable 11/15/03 @ 101............      2,402
     400    Central City Water Revenue, GO, Water
              Utility Improvements, 8.63%,
              9/15/11, Prerefunded 9/15/02 @
              100................................        474

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $   655    Central City Water Revenue, GO, Water
              Utility Improvements, 7.50%,
              12/1/12, Prerefunded 12/1/02 @
              100................................   $    748
   2,500    Colorado Health Facilities Authority
              Steamboat Springs, 5.75%, 9/15/22,
              callable 9/15/08 @ 101.............      2,517
   3,700    Colorado Springs Airport Revenue,
              AMT, 6.90%, 1/1/12, Callable 1/1/03
              @ 102, MBIA........................      4,095
   1,275    Dawson Ridge, Metropolitan District
              No.1, ETM, 0.00%, 10/1/12..........        600
   1,000    Denver Housing Corp., Series A,
              5.35%, 10/1/12, Callable 10/1/07 @
              101................................      1,017
   2,500    Denver, City & County Airport
              Revenue, AMT, 5.63%, 11/15/08,
              Callable 11/15/06 @ 102, MBIA......      2,709
     875    Denver, City & County Airport
              Revenue, AMT, 6.75%, 11/15/13,
              Callable 11/15/02 @ 102,
              MBIA-IBC...........................        963
  20,610    Denver, City & County Mortgage, AMT,
              0.00%, 8/1/29......................      3,194
   9,850    Denver, City & County Residual
              Revenue, 0.00%, 7/10/14, Callable
              7/1/01 @ 39.6......................      3,125
     525    Denver, City & County, Series C,
              5.40%, 8/1/01, Callable 8/1/00 @
              101................................        548
   5,935    Douglas County Colorado Multi-Family
              Revenue, Parker Hilltop Apt
              Project, 4.00%, 12/1/27, ATM.......      5,934
   1,250    Eagle's Nest Metropolitan District,
              GO, Refunding, 6.50%, 11/15/17,
              Callable 11/15/97 @ 107............      1,329
     223    El Paso County, Home Mortgage, Series
              C, 8.30%, 9/20/18, Callable 12/1/97
              @ 100..............................        249
   1,145    El Paso County, Single Family
              Mortgage Revenue, 0.00%, 9/1/15,
              ETM................................        461
   2,500    Englewood, Multi-Family Housing,
              Marks Apartment Revenue, 6.65%,
              12/1/26, Callable 12/1/06 @ 102....      2,668
   1,415    Englewood, Multi-Family Housing,
              Marks Apartment Revenue, Series B,
              6.00%, 12/15/18, Callable 12/15/03
              @ 100, LOC: Citibank...............      1,439
   1,685    Housing Finance Authority, GO, 6.80%,
              8/1/14, Callable 8/1/02 @ 102......      1,783

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 2,560    Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              Series B, 6.00%, 10/1/25, Callable
              2/11/98 @ 100.5, FHA...............   $  2,204
     165    Housing Finance Authority,
              Multi-Family Revenue, AMT, 5.75%,
              10/1/06, Callable 4/1/06 @ 102.....        175
     875    Housing Finance Authority,
              Multi-Family Revenue, Series A,
              9.00%, 10/1/25, Callable 10/1/00 @
              100, FHA...........................        882
     255    Housing Finance Authority, Series A,
              6.90%, 5/1/01......................        269
   2,500    Housing Finance Authority, Series
              B-2, AMT, 7.00%, 5/1/26, Callable
              5/1/07 @ 105.......................      2,792
   2,500    Housing Finance Authority, Series
              C-2, AMT, 6.88%, 11/1/28, Callable
              11/1/07 @ 105......................      2,772
   3,550    Housing Finance Authority, Single
              Family, 7.45%, 11/1/27, Callable
              5/1/06 @ 105.......................      4,079
     790    Housing Finance Authority, Single
              Family Program, Series B, 6.13%,
              5/1/13, Callable 11/1/04 @ 103,
              FHA................................        824
     735    Housing Finance Authority, Single
              Family Program, Series B, 7.50%,
              11/1/24, Callable 11/1/04 @ 105,
              FHA................................        826
     210    Housing Finance Authority, Single
              Family Program, Series B-2, 6.90%,
              8/1/17, Callable 2/1/01 @ 102,
              FHA................................        220
     400    Housing Finance Authority, Single
              Family Program, Series D-1, 6.60%,
              8/1/17, Callable 8/1/01 @ 102,
              FHA................................        411
   2,000    Housing Finance Authority, Single
              Family Program, Series D-1, 7.38%,
              6/1/26, Callable 12/1/05 @ 105.....      2,254
     680    Housing Finance Authority, Single
              Family Program, Series E, AMT,
              6.25%, 12/1/09, Callable 12/1/04 @
              103................................        719
     360    Housing Finance Authority, Single
              Family Program, Sub Series A, AMT,
              6.50%, 12/1/02.....................        376
   9,500    Housing Finance Authority, Single
              Family Revenue, AMT, 7.25%, 5/1/27,
              Callable 5/1/07 @ 105..............     10,731
     910    Housing Finance Authority, Single
              Family Revenue, Series 95C, 7.45%,
              6/1/17, Callable 6/1/05 @ 105......      1,037
     490    Housing Finance Authority, Single
              Family Revenue, Series A, 0.00%,
              9/1/14, FHA........................         91

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $   370    Housing Finance Authority, Single
              Family Revenue, Series A-3, AMT,
              6.50%, 11/1/23, Callable 5/1/02 @
              102................................   $    385
   3,500    Housing Finance Authority, Single
              Family Revenue, Series C-1, AMT,
              7.55%, 11/1/27, Callable 11/1/06 @
              102................................      3,974
   1,000    Jefferson County, Single Family
              Revenue, Refunding, Series A,
              8.88%, 10/1/13, Callable 4/1/01 @
              103, MBIA..........................      1,074
   7,525    Meridian Metropolitan District,
              7.50%, 12/1/11, Callable 12/1/01 @
              101................................      8,298
   1,500    Mesa County, Residual Revenue
              Refunding, 0.00%, 12/1/11, ETM.....        753
   2,895    Montrose County, Hospital Revenue,
              Series B, 5.25%, 12/1/17, Callable
              12/1/07 @ 102......................      2,896
     140    Mountain Village Metropolitan
              District, 7.95%, 12/1/03,
              Prerefunded 12/1/02 @ 101..........        163
   1,720    Mountain Village Metropolitan
              District, 8.10%, 12/1/11,
              Prerefunded 12/1/02 @ 101..........      2,024
     890    Mountain Village Metropolitan
              District San Miguel County, 7.95%,
              12/01/03, Callable 12/1/02 @ 101...        999
     835    Mountain Village Metropolitan
              District, San Miguel County, 8.10%,
              12/1/11, Callable 12/1/02 @ 101....        968
   2,630    Mountain Village Metropolitan
              District, San Miguel County, 5.15%,
              12/1/13, Callable 12/01/07 @ 101...      2,683
   3,700    Mountain Village Metropolitan
              District, San Miguel County, 5.20%,
              12/1/17, Callable 12/1/07 @ 101....      3,728
                                                    --------
                                                     103,359
                                                    --------
Connecticut (2.3%):
   4,350    Stamford, Connecticut Housing
              Authority, Rippowam Project, 6.25%,
              10/1/19, Callable 10/1/08 @ 103....      4,605
   9,200    Stamford, Connecticut Housing
              Authority, Rippowam Project,
              6.375%, 10/1/29, Callable 10/1/08 @
              103................................      9,738
     175    State Housing Mortgage, Series A,
              7.63%, 11/15/17, Callable 2/11/98 @
              102................................        179
                                                    --------
                                                      14,522
                                                    --------
Delaware (0.0%):
     765    New Castle County, Single Family
              Mortgage Revenue, 0.00%, 11/1/16,
              FGIC...............................        122
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
District of Columbia (0.1%):
 $   400    State, 6.80%, 5/1/98.................   $    404
                                                    --------
Florida (5.1%):
   1,030    Brevard County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, AMT, 6.13%, 9/1/09,
              Callable 9/1/04 @ 102..............      1,067
   4,510    Duval County, Housing Finance
              Authority, Single Family Revenue,
              Series C, 7.35%, 7/1/24, Callable
              9/1/00 @ 103, FGIC Mortgage........      4,822
     565    Escambia County, Housing Finance
              Authority, Single Family Revenue,
              AMT, 6.60%, 10/1/12, Callable
              4/1/05 @ 102, GNMA.................        588
   2,000    Hillsborough County Aviation, Series
              B, 5.13%, 10/1/17, Callable 10/1/06
              @ 101, AMBAC.......................      1,994
     470    Housing Finance Agency, Home
              Ownership Revenue, 7.50%, 9/1/14,
              Callable 9/1/00 @ 102, GNMA........        497
   2,000    Lee County, Housing Finance
              Authority, Series A, AMT, 5.60%,
              3/1/29, Callable 9/1/07 @ 105,
              FNMA...............................      2,217
   2,680    Lee County, Housing Finance
              Authority, Single Family Revenue,
              AMT, 7.20%, 3/1/27, Callable 3/1/07
              @ 105..............................      3,035
     745    Leon County, Housing Finance
              Authority, Multi-County Program,
              Series B, AMT, 7.30%, 1/1/28.......        848
   1,755    Manatee County, Housing Finance
              Authority, Mortgage Revenue, 8.38%,
              5/1/25, Callable 5/1/04 @ 105......      2,030
   2,305    Manatee County, Housing Finance
              Authority, Mortgage Revenue, AMT,
              7.20%, 5/1/28, Callable 3/1/07 @
              105, GNMA..........................      2,613
     790    Orange County, Housing Finance
              Authority, Mortgage Revenue, Series
              A, AMT, 7.25%, 9/1/19, Callable
              3/1/01 @ 103.......................        839
     800    Orange County, Housing Finance
              Authority, Mortgage Revenue, Series
              A, AMT, 7.38%, 9/1/24, Callable
              3/1/01 @ 103, FHA..................        852
     535    Palm Beach County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Series A, AMT, 6.38%,
              10/1/06, Callable 10/1/04 @ 102....        560

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $ 1,765    Pinellas County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Multi-County, Series A,
              6.35%, 2/1/17, Callable 2/1/05 @
              102................................   $  1,849
   2,500    Pinellas County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Series 95-A, AMT, 6.25%,
              8/1/12, Callable 2/1/05 @ 102......      2,651
   2,150    Polk County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Series A, AMT, 7.88%,
              9/1/22, Callable 3/1/00 @ 103......      2,278
   1,320    Santa Rosa Bay Bridge Authority, ACA,
              0.00%, 7/1/08......................        763
   1,625    Santa Rosa Bay Bridge Authority, ACA,
              0.00%, 7/1/09......................        871
   1,535    Santa Rosa Bay Bridge Authority, ACA,
              0.00%, 7/1/12......................        735
   1,035    Santa Rosa Bay Bridge Authority, ACA,
              0.00%, 7/1/14......................        441
   1,080    Santa Rosa Bay Bridge Authority, ACA,
              0.00%, 7/1/16......................        409
     500    State Finance Department, 6.25%,
              7/1/09, Callable 7/1/02 @ 101,
              MBIA...............................        542
                                                    --------
                                                      32,501
                                                    --------
Georgia (1.5%):
     785    De Kalb County, Housing Authority
              Revenue, 6.40%, 5/1/05, Callable
              5/1/04 @ 100.......................        823
   5,000    De Kalb County, Housing Authority
              Revenue, Multi-Family Housing,
              7.05%, 1/1/39, Callable 1/1/08 @
              104, FHA...........................      5,493
     775    De Kalb County, Housing Authority
              Revenue, Single Family Housing,
              AMT, 7.65%, 6/1/18, Callable 6/1/04
              @ 100, GNMA........................        825
   1,765    Fulton County, Housing Authority
              Revenue, Multi-Family Housing,
              Series A, AMT, 6.30%, 7/1/16,
              Callable 7/1/06 @ 102..............      1,842
     500    Georgia Municipal Electric Power
              Authority, GO, Series Q, 8.375%,
              1/1/16, Callable 1/1/98 @ 102......        510
                                                    --------
                                                       9,493
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Idaho (1.1%):
 $ 1,500    Housing & Financial Assistance,
              Single Family Mortgage, Series D,
              AMT, 6.45%, 7/1/14, Callable 1/1/06
              @ 102, FHA.........................   $  1,597
   2,155    Housing & Financial Assistance,
              Single Family Mortgage, Series H,
              AMT, 6.05%, 7/1/14, Callable 1/1/07
              @ 102, FHA.........................      2,262
     275    Housing Agency, Single Family
              Mortgage, AMT, 6.30%, 7/1/24,
              Callable 1/1/03 @ 102..............        284
     160    Housing Agency, Single Family
              Mortgage, Series A-2, AMT, 6.55%,
              7/1/24, Callable 1/1/03 @ 102......        167
   1,075    Housing Finance Assignment, Single
              Family Mortgage Revenue, Series
              97-E2, AMT, 5.95%,
              7/1/14, Callable 1/1/07 @ 101.5....      1,120
   1,520    Power County, PCR, 5.63%, 10/1/14....      1,553
                                                    --------
                                                       6,983
                                                    --------
Illinois (5.5%):
   5,890    Addison Alton Electric Public
              Improvements Revenue, Sub Series 1,
              0.00%, 7/1/11, Callable 7/1/04 @
              62.................................      2,644
     195    Aurora Kane & DuPage Counties, Single
              Family Mortgage Revenue, Series A,
              AMT, 7.95%, 10/1/25, GNMA..........        221
  12,410    Aurora, Illinois Fox Valley
              Apartments, 5.3%, 11/1/27, Callable
              11/1/05 @ 101......................     12,496
     330    Aurora, Single Family Mortgage
              Revenue Refunding, Series B, AMT,
              8.05%, 9/1/25, Callable 9/1/04 @
              105................................        379
   2,780    Bolingbrook Mortgage Revenue, Capital
              Appreciation, Sub Series 1, 0.00%,
              1/1/11, Callable 1/1/00 @ 48.6.....      1,092
   2,000    Chicago Single Family Mortgage
              Revenue, AMT, 6.95%, 9/01/28,
              Callable 9/01/07 @ 105, AMBAC......      2,223
   1,590    Chicago, Residential Mortgage
              Revenue, 0.00%, 10/1/09, Callable
              4/1/98 @ 48.84, MBIA...............        718
   1,415    Chicago, Single Family Mortgage
              Revenue, AMT, 7.63%, 9/1/27,
              Callable 6/15/06 @ 105, GNMA.......      1,621
   2,000    Chicago, Single Family Mortgage
              Revenue, Series 97-A, AMT, 7.25%,
              9/1/28, Callable 9/1/07 @ 105,
              GNMA...............................      2,264

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 3,355    Chicago, Single Family Mortgage
              Revenue, Series A, AMT, 7.00%,
              9/1/27, Callable 3/1/06 @ 105......   $  3,746
     715    Danville, Single Family Mortgage
              Revenue Refunding, 7.30%, 11/1/10,
              Callable 11/1/03 @ 102.............        765
   3,530    Freeport Single Family Mortgage
              Revenue, 0.00%, 8/1/10, Callable
              10/1/01 @ 49.......................      1,298
     730    Housing Development Authority,
              Residential Mortgage Revenue,
              Series A, AMT, 7.35%, 8/1/10,
              Callable 8/1/01 @ 102..............        770
   4,685    Moline, Mortgage Revenue, Capital
              Appreciation, Sub Series 1, 0.00%,
              5/1/11, Callable 5/1/05 @ 65.......      1,843
     905    Quincy, Single Family Mortgage
              Revenue Refunding, 6.88%, 3/1/10,
              Callable 3/1/04 @ 102..............        966
     400    Rock Island, Residential Mortgage
              Revenue Refunding, 7.70%, 9/1/08,
              Callable 9/1/02 @ 102..............        430
     300    State, 6.38%, 6/1/98.................        303
     300    State, 4.40%, 12/1/03, MBIA..........        303
   1,000    State Sales Tax, Series S, 4.80%,
              6/15/06, OID @ 99.522..............      1,031
                                                    --------
                                                      35,113
                                                    --------
Indiana (1.6%):
   2,250    Marion County, Hospital Authority
              Revenue, 6.50%, 9/1/13, Callable
              9/1/99 @ 102.......................      2,520
   3,500    State Housing Finance Authority,
              Single Family Mortgage Revenue,
              Series A-2, AMT, 6.45%, 7/1/14,
              Callable 7/1/05 @ 102, FHA.........      3,743
     695    State Housing Finance Authority,
              Single Family Mortgage Revenue,
              Series B-2, AMT, 7.80%, 1/1/22,
              Callable 7/1/00 @ 102, GNMA........        732
   3,130    State Toll Finance Authority, Toll
              Road Revenue, 6.00%, 7/1/15,
              Callable 7/1/97 @ 100..............      3,135
                                                    --------
                                                      10,130
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Iowa (1.2%):
 $   650    Davenport, Home Ownership Mortgage
              Revenue Refunding, 7.90%, 3/1/10,
              Callable 9/1/04 @ 102..............   $    699
   1,010    Finance Authority, Multi-Family
              Revenue, AMT, 7.15%, 12/1/09.......      1,102
  13,465    Finance Authority, Single Family
              Mortgage Revenue, 0.00%, 9/1/16,
              AMBAC..............................      1,720
     590    Finance Authority, Single Family
              Revenue, AMT, 7.90%, 11/1/22,
              Callable 11/1/99 @ 102, GNMA.......        618
   2,525    Finance Authority, Single Family
              Revenue, Mortgage Backed Securities
              Program, Series C, 6.40%, 7/1/19,
              Callable 1/1/05 @ 102, GNMA........      2,683
     885    Salix, PCR, Gas & Electric Project,
              5.75%, 6/1/03, Callable 1/1/98 @
              100................................        890
                                                    --------
                                                       7,712
                                                    --------
Kansas (2.7%):
     390    Finney County, Single Family Mortgage
              Revenue, 8.95%, 10/1/09, Callable
              4/1/98 @ 100.......................        391
     755    Ford County, Single Family Mortgage
              Revenue, 7.90%, 8/1/10, Callable
              8/1/02 @ 103, FHA..................        817
   1,865    Johnson County, Single Family
              Mortgage Revenue, 7.10%, 5/1/12,
              Callable 5/1/04 @ 103..............      2,039
     500    Labette County, Single Family
              Mortgage Revenue, Series A, 8.40%,
              12/1/11, Callable 6/1/03 @ 103.....        537
     340    Olathe & Labette County, Single
              Family Mortgage Revenue, Series
              A-I, AMT, 8.10%, 8/1/23, Callable
              2/1/05 @ 105.......................        383
   2,505    Olathe County, Multi-Family Housing
              Project, Series A, 5.75%, 7/1/12,
              Callable 7/1/07 @ 101..............      2,552
   1,005    Olathe County, Multi-Family Housing,
              Project B, AMT, 5.80%, 7/1/12,
              Callable 7/1/07 @ 101..............      1,024
   2,400    Reno & Labette County, Single Family
              Mortgage Revenue, Series A, 0.00%,
              12/1/15, ETM, FGIC.................        954
     495    Reno County, Single Family Mortgage
              Revenue, Series B, 8.70%, 9/1/11,
              Callable 9/1/01 @ 103..............        544
   2,500    Sedgwick & Shawnee County, Series
              A-1, AMT, 5.50%, 6/1/29, GNMA......      2,745

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kansas, continued:
 $   445    Sedgwick & Shawnee County, Single
              Family Revenue, Series B, 8.05%,
              5/1/14, GNMA.......................   $    499
     465    Sedgwick & Shawnee County, Single
              Family Revenue, Series B-2, 7.80%,
              5/1/14, Callable 11/1/04 @ 103.....        513
     470    Sedgwick & Shawnee County, Single
              Family Revenue, Series C-2, 7.80%,
              11/1/24, Callable 11/1/04 @ 105,
              GNMA...............................        526
   2,070    Sedgwick County, Mortgage Loan
              Revenue, Series B, AMT, 7.80%,
              6/1/22, Callable 6/1/00 @ 103,
              AMBAC, GNMA........................      2,196
   2,120    Shawnee County, Single Family
              Mortgage Revenue, 0.00%, 10/1/16,
              Callable 10/1/01 @ 23, MBIA........        317
     975    Wichita, Single Family Mortgage
              Revenue, Series A, 7.10%, 9/1/09,
              Callable 3/1/03 @ 103..............      1,035
                                                    --------
                                                      17,072
                                                    --------
Kentucky (0.3%):
     510    Housing Corp. Revenue, Series D, AMT,
              6.13%, 7/1/22, Callable 7/1/98 @
              100................................        527
   1,605    Meade County, PCR, Olin Corp.
              Project, 6.00%, 7/1/07, Callable
              2/11/98 @ 100......................      1,616
                                                    --------
                                                       2,143
                                                    --------
Louisiana (1.7%):
     900    Calcasieu Parish, Single Family
              Mortgage Revenue, Series 92B,
              0.00%, 5/1/13, Callable 11/1/02 @
              49.................................        322
   1,390    Greater Baton Rouge Parking Authority
              Sales & Use Tax, 6.375%, 7/1/03,
              Callable 2/11/98 @ 100.............      1,393
   2,250    Housing Finance Agency, Series B-2,
              AMT, 6.75%, 12/1/28, Callable
              6/1/07 @ 102, GNMA.................      2,465
     850    Iberia Home Mortgage Authority,
              Single Family Mortgage Revenue
              Refunding, 7.38%, 1/1/11, Callable
              1/1/01 @ 100.......................        924
   2,475    Jefferson Parish Home Mortgage
              Authority Single Family, 0.00%,
              5/1/17.............................        898
     700    Louisiana State, Series A, 8.00%,
              5/1/98, AMBAC......................        710
   5,000    New Orleans, 0.00%, 9/1/14, AMBAC....      2,181

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $    80    Public Facilities Authority Revenue,
              Single Family Mortgage, 7.50%,
              10/1/15, Callable 4/15/98 @ 100....   $     87
   1,360    Public Facilities Authority Revenue,
              Single Family Mortgage, Series C,
              8.45%, 12/1/12, Callable 10/1/01 @
              101, FHA...........................      1,454
     166    St. Mary Public Finance Authority,
              Single Family Revenue, Series A,
              7.63%, 3/25/12, Callable 10/25/98 @
              100................................        185
                                                    --------
                                                      10,619
                                                    --------
Maine (0.4%):
   1,750    State Housing Authority, AMT, 6.10%,
              11/15/16, Callable 11/15/06 @
              102................................      1,836
     810    State Housing Authority, Housing
              Finance Revenue, Series I, AMT,
              0.00%, 11/1/10, Callable 11/1/06 @
              80.2...............................        420
     535    State Housing Authority, Housing
              Finance Revenue, Series I, AMT,
              0.00%, 11/1/11, Callable 11/1/06 @
              75.3...............................        259
     215    State Housing Authority, Series D-5,
              AMT, 6.90%, 11/15/01, Callable
              5/15/01 @ 102......................        225
                                                    --------
                                                       2,740
                                                    --------
Maryland (0.2%):
   1,240    Maryland Community Development,
              Multi-Family Housing Revenue,
              Series E, AMT, 6.85%, 5/15/25,
              Callable 5/15/04 @ 102, GNMA.......      1,338
                                                    --------
Massachusetts (1.3%):
   2,500    Boston Industrial Development, North
              End Community, Series A, 6.45%,
              2/1/24, Callable 8/1/07 @ 105,
              FHA................................      2,739
     170    State Housing Finance Agency, Single
              Family Housing Revenue, AMT, 7.00%,
              12/1/23, Callable 6/1/01 @ 102.....        174
   1,020    State Housing Finance Agency, Single
              Family Housing Revenue, AMT, 7.13%,
              6/1/25, Callable 6/1/02 @ 102......      1,096
   2,000    State Industrial Pollution Control,
              5.88%, 8/1/08, Callable 8/1/03 @
              102................................      2,060
   2,440    State Port Authority Revenue, 7.13%,
              7/1/12, Callable 2/11/98 @ 100.5...      2,458
                                                    --------
                                                       8,527
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Michigan (1.9%):
 $   200    Auburn Hills Michigan Building
              Authority, 5.50%, 11/1/04..........   $    213
   6,500    Detroit Development, Series A, 5.38%,
              5/1/18, Callable 5/1/07 @ 101.5....      6,562
   1,000    Michigan State Building, Series I,
              5.10%, 10/1/07, Callable 10/01/03 @
              102, AMBAC.........................      1,043
   1,640    State Housing Development Authority,
              Home Improvement, Series B, AMT,
              7.65%, 12/1/12, Callable 12/1/99 @
              102, FHA...........................      1,713
   1,395    State Housing Development Authority,
              Single Family Mortgage Revenue,
              7.50%, 6/1/15, Callable 1/1/99 @
              100.75.............................      1,464
     880    State Housing Development Authority,
              Single Family Mortgage Revenue,
              Series A, 7.70%, 12/1/16, Callable
              6/1/99 @ 102.......................        903
                                                    --------
                                                      11,898
                                                    --------
Minnesota (0.3%):
   2,950    Minneapolis Mortgage Revenue, 0.00%,
              10/1/12, Callable 10/1/05 @ 100....      1,167
     800    Minnesota State, 4.70%, 8/1/98.......        805
                                                    --------
                                                       1,972
                                                    --------
Mississippi (1.8%):
   1,000    Higher Education Assistance Corp.,
              Student Loan Revenue, AMT, 6.60%,
              1/1/05, Callable 7/1/02 @ 102......      1,073
   1,440    Higher Education Assistance Corp.,
              Student Loan Revenue, Series 92C,
              AMT, 6.50%, 7/1/04, Callable 7/1/02
              @ 102..............................      1,545
     825    Higher Education Assistance Corp.,
              Student Loan Revenue, Series C,
              AMT, 6.05%, 9/1/07, Callable 9/1/02
              @ 102..............................        873
   1,275    Home Corp., Single Family Revenue,
              7.10%, 12/1/10, Callable 3/1/98 @
              100................................      1,350
   2,000    Home Corp., Single Family Revenue,
              Series B, AMT, 7.90%, 3/1/25,
              Callable 3/1/05 @ 106, GNMA........      2,244
   2,000    Home Corp., Single Family Revenue,
              Series F, AMT, 7.55%, 12/1/27,
              Callable 12/1/06 @ 105, GNMA,
              FNMA...............................      2,280
   1,340    Housing Finance Corp., Single Family
              Mortgage Revenue, AMT, 8.25%,
              10/15/18, Callable 10/15/99 @ 102,
              FGIC...............................      1,419

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Mississippi, continued:
 $   375    Mississippi State, 6.60%, 10/1/98....   $    383
     305    Mississippi State, 6.60%, 10/1/99,
              OID @ 99.638.......................        319
                                                    --------
                                                      11,486
                                                    --------
Missouri (1.6%):
     645    Grandview Industrial Development
              Authority, Multi-Family Housing
              Revenue, 9.25%, 5/15/08, Callable
              5/15/04 @ 103......................        645
   1,000    Jefferson City, Missouri School
              District, Series A, 6.70%,
              3/1/11.............................      1,198
   1,500    St. Louis County Industrial
              Development Authority,
              Multi-Family, 5.35%, 7/1/18,
              Callable 1/1/08 @ 100, FNMA........      1,508
   1,410    State Housing Development, Common
              Mortgage Revenue, Single Family,
              AMT, 7.38%, 8/1/23, Callable 2/1/01
              @ 102, GNMA........................      1,496
     910    State Housing Development, Common
              Mortgage Revenue, Single Family,
              AMT, 7.25%, 9/1/26, Callable 3/1/06
              @ 105, GNMA........................      1,026
   1,970    State Housing Development, Common
              Mortgage Revenue, Single Family,
              Series A, AMT, 7.20%, 9/1/26,
              Callable 9/1/06 @ 105, GNMA........      2,226
   1,945    State Housing Development, Common
              Mortgage Revenue, Single Family,
              Series D, AMT, 7.10%, 9/1/27,
              Callable 1/1/07 @ 102, GNMA........      2,144
                                                    --------
                                                      10,243
                                                    --------
Montana (0.7%):
   1,545    Greenwood Plaza Housing, Inc.,
              10.43%, 1/1/22, Callable 1/1/98 @
              102.5, FHA.........................      1,601
   3,000    Lewis & Clark County Metropolitan
              Environment, Asarco Inc. Project,
              5.6%, 1/1/27, Callable 1/1/08 @
              102................................      3,060
                                                    --------
                                                       4,661
                                                    --------
Nebraska (0.1%):
   1,890    Finance Authority, Single Family
              Mortgage Revenue, 0.00%, 12/15/13,
              FHA................................        392
     225    Finance Authority, Single Family
              Mortgage Revenue, AMT, 6.35%,
              3/15/06, Callable 9/15/02 @ 102....        235
                                                    --------
                                                         627
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Nevada (2.7%):
 $ 1,825    Housing Division, Issue C, AMT,
              6.35%, 10/1/13, Callable 4/1/05 @
              102, FHA...........................   $  1,943
   1,495    Housing Division, Single Family
              Mortgage, Series C, AMT, 6.60%,
              4/1/14, Callable 4/1/06 @ 102......      1,592
     430    Housing Division, Single Family
              Program, Series B-1, 6.20%,
              10/1/15, Callable 4/1/04 @ 102.....        451
   1,205    Housing Division, Single Family
              Program, Series B-2, AMT, 7.90%,
              10/1/21, Callable 4/1/00 @ 102.....      1,265
     890    Housing Finance Authority, Single
              Family Mortgage Revenue, Series Sub
              B-1, AMT, 6.00%, 4/1/10, Callable
              4/1/07 @ 102.......................        935
  10,000    Washoe County, Water Facilities
              Revenue, Sierra Pacific Power, AMT,
              6.65%, 6/1/17, Callable 12/1/02 @
              102, MBIA..........................     11,012
                                                    --------
                                                      17,198
                                                    --------
New Hampshire (1.1%):
   7,000    Higher Educational & Health
              Facilities, 6.13%, 10/1/13,
              Callable 10/1/03 @ 102.............      7,277
                                                    --------
New Jersey (0.4%):
     800    Jersey City, 5.50%, 3/15/10, Callable
              3/15/07 @ 102, MBIA................        856
     935    State Housing & Mortgage Finance
              Agency Revenue, 7.38%, 10/1/17,
              Callable 10/1/99 @ 102, MBIA.......        987
     710    State Housing & Mortgage Finance
              Agency, Home Mortgage Revenue,
              8.38%, 4/1/17, Callable 4/1/98 @
              103, MBIA..........................        735
                                                    --------
                                                       2,578
                                                    --------
New Mexico (1.6%):
     165    Bernalillo County, Multi-Family
              Housing Revenue, Sub Series A2,
              7.00%, 11/1/08, Callable 11/1/03 @
              103................................        169
   1,000    Educational Assistance Foundation,
              Student Loan Program, AMT, 6.20%,
              11/1/08, Callable 11/01/06 @ 102...      1,101
     600    Educational Assistance Foundation,
              Student Loan Program, AMT, 6.30%,
              11/1/09, Callable 11/1/06 @ 102....        661
     595    Hobbs, Single Family Mortgage Revenue
              Refunding, 8.75%, 7/1/11, Callable
              11/1/98 @ 100......................        668

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
New Mexico, continued:
 $ 1,140    Las Cruces, Housing Development
              Corp., Multi-family Revenue Refund
              Mortgage, Series A, 6.40%, 10/1/19,
              Callable 4/1/02 @ 102..............   $  1,179
     170    Las Cruces, Housing Development
              Corp., Multi-family Revenue Refund
              Mortgage, Sub-Series B, 9.00%,
              10/1/03............................        176
     385    Mortgage Finance Authority, Single
              Family Mortgage Refunding, Series
              A-2, 6.85%, 7/1/12, Callable 7/1/02
              @ 102..............................        410
   1,645    Mortgage Finance Authority, Single
              Family Mortgage Refunding, Series
              A-2, 6.90%, 7/1/24, Callable 7/1/02
              @ 02...............................      1,743
     840    Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series 95,
              AMT, 6.45%, 7/1/25, Callable 1/1/06
              @ 102, GNMA........................        875
   1,000    Mortgage Finance Authority, Single
              Family Mortgage, AMT, 6.05%,
              7/1/16, Callable 7/1/07 @ 102,
              GNMA...............................      1,052
     260    Mortgage Finance Authority, Single
              Family Mortgage, Series A, AMT,
              7.80%, 3/1/21, Callable 9/1/99 @
              102, FHA...........................        271
   2,000    New Mexico Finance Authority Project
              Revolving Fund, 5.00%, 6/1/17,
              Callable 6/1/07 @ 100, AMBAC.......      1,989
                                                    --------
                                                      10,294
                                                    --------
New York (1.0%):
   2,400    New York City, Industrial Development
              Agency Revenue, Japan Airlines,
              AMT, 6.00%, 11/1/15, Callable
              11/1/04 @ 102, FHA.................      2,585
   1,000    New York State Dorm Authority St.
              Vincent Depaul Resource, 5.30%,
              7/1/18, Callable 7/1/08 @ 102......        995
   3,000    New York, Series A, 5.25%, 8/1/10,
              Callable 8/1/07 @ 101..............      3,036
                                                    --------
                                                       6,616
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
North Carolina (0.2%):
 $   700    Municipal Power Agency, No. 1,
              Catawba Electric Revenue, Series B,
              6.00%, 1/1/20......................   $    700
     475    Municipal Power Agency, Series B,
              6.00%, 1/1/20, Callable 2/11/98 @
              100, MBIA..........................        476
                                                    --------
                                                       1,176
                                                    --------
North Dakota (0.8%):
   1,280    North Dakota State Municipal
              Financing Project Series H, 5.125%,
              6/1/17, Callable 6/1/07 @ 100,
              FSA................................      1,282
   1,570    State Housing Finance Agency, Housing
              Finance Program, Series A, AMT,
              6.00%, 7/1/17, Callable 1/1/07 @
              102................................      1,643
     485    State Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              95A, AMT, 7.40%, 7/1/15, Callable
              1/1/05 @ 102.......................        520
   1,095    State Housing Finance Agency, Single
              Family Mortgage Revenue, Series A,
              AMT, 8.38%, 7/1/21, Callable 7/1/99
              @ 103, FHA.........................      1,149
     300    Student Loan, Series D, AMT, 6.15%,
              7/1/09, Callable 7/1/06 @ 100,
              AMBAC..............................        326
                                                    --------
                                                       4,920
                                                    --------
Ohio (5.0%):
   1,000    Akron, Bath, Copley, Hospital
              Revenue, 7.00%, 1/1/12, ETM........      1,187
   4,500    Akron, Municipal Baseball Stadium,
              0.00%, 12/1/16, Callable 12/1/06 @
              102................................      3,876
     250    Capital Corp., Multi-Family Housing
              Revenue, 7.45%, 11/01/03, Callable
              2/11/98 @ 105, FNMA................        263
   2,000    Cleveland, Waterworks Revenue, Series
              E, 6.00%, 1/1/17, Callable 2/11/98
              @ 100..............................      2,001
   1,000    Dayton, Special Facilities Revenue,
              Emery Air Freight Corp., 6.05%,
              10/1/09............................      1,079
     650    East Liverpool, Hospital Authority,
              Series 91B, 8.13%, 10/1/11,
              Callable 10/1/01 @ 102.............        718
   1,600    Forest Hills, Local School District,
              GO, 6.25%, 12/1/20, Callable
              12/1/06 @ 102, MBIA................      1,798
   1,900    Hamilton County, Multi-Family Housing
              Revenue, AMT, 7.75%, 10/1/21,
              Callable 10/1/06 @ 102.............      1,950

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,000    Hilliard School District, 0.00%,
              12/1/10............................   $    543
     555    Hilliard School District, 0.00%,
              12/1/13............................        253
   1,330    Housing Financial Agency, Single
              Family Mortgage Revenue, Series A,
              7.65%, 3/1/29, Callable 9/1/99 @
              102, GNMA..........................      1,395
   1,540    Housing Financial Agency, Single
              Family Mortgage Revenue, Series D,
              7.00%, 9/1/11, GNMA................      1,640
     970    Housing Financial Agency, Single
              Family Mortgage Revenue, Series D,
              7.05%, 9/1/16, Callable 9/1/01 @
              102, GNMA..........................      1,030
   5,250    Mahoning District Water Revenue,
              7.75%, 5/15/14, Callable 5/15/04 @
              102................................      5,892
   1,000    Montgomery County, Hospital Revenue,
              5.60%, 12/1/11, Callable 12/1/07 @
              102................................      1,028
     350    Ohio Housing Finance Agency Series
              A-1, 5.85%, 3/1/06, Callable 3/1/05
              @ 102, GNMA........................        369
     590    Piqua City School District, 0.00%,
              12/1/06............................        396
     590    Piqua City School District, 0.00%,
              12/1/07, FGIC......................        377
     590    Piqua City School District, 0.00%,
              12/1/08, FGIC......................        356
     590    Piqua City School District, 0.00%,
              12/1/09............................        334
   2,500    State Educational Loan Revenue,
              Series A-1, AMT, 5.55%, 12/1/11,
              Callable 6/1/07 @ 102, AMBAC.......      2,635
   1,000    Student Loan Funding Corp., Sub
              Series A, AMT, 6.10%, 8/1/07,
              Callable 8/1/03 @ 100..............      1,052
     650    Washington County, Health Care
              Facilities, 6.35%, 10/1/27,
              Callable 10/1/03 @ 102.............        662
   1,200    Westlake, City School District,
              5.90%, 12/1/16, Callable 12/1/06 @
              102................................      1,289
                                                    --------
                                                      32,123
                                                    --------
Oklahoma (3.6%):
     700    Grand River Dam Authority, 5.0%,
              6/1/99, OID @ 99.462...............        710
     500    Grand River Dam Authority, 5.5%,
              6/1/03, OID @ 98.835...............        530
     800    Grand River Dam Authority, 5.75%,
              6/1/06, OID @ 98.623...............        875
     500    Grand River Dam Authority Revenue,
              4.90%, 6/1/98......................        502

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Oklahoma, continued:
 $ 2,730    Housing Finance Agency, Single Family
              Revenue, AMT, 7.05%, 9/1/26,
              Callable 9/1/06 @ 105..............   $  3,051
   3,000    Housing Finance Agency, Single Family
              Revenue, Series B-2, AMT, 7.63%,
              9/1/26, Callable 3/1/06 @ 105......      3,351
     140    Oklahoma Colleges Board of Regents,
              4.30%, 10/1/01, MBIA...............        142
     145    Oklahoma Colleges Board of Regents,
              4.40%, 10/1/02, Callable 10/1/01 @
              102, MBIA..........................        147
     285    Oklahoma Development Finance
              Authority, 4.50%, 6/1/03, AMBAC....        289
     465    Oklahoma Development Finance
              Authority, 5.20%, 7/1/06, AMBAC....        492
     490    Oklahoma Development Finance
              Authority, 5.30%, 7/1/07, Callable
              7/1/06 @ 102, AMBAC................        523
   1,000    Oklahoma Development Finance
              Authority, 5.45%, 7/1/10, Callable
              7/1/05 @ 101, FSA..................      1,060
     300    Oklahoma State Municipal Power,
              Series B, 5.40%, 1/1/02, MBIA......        314
   1,010    Oklahoma State Power Series B, 5.20%,
              1/1/00, MBIA.......................      1,035
     400    Oklahoma State Power Series B, 5.30%,
              1/1/01, MBIA.......................        415
     700    Oklahoma State Power Supply System
              Series A, 3.85%, 1/1/98, FGIC......        700
     100    Oklahoma State Power Supply System
              Series A, 5.70%, 1/1/01, FGIC......        105
     200    Oklahoma State Power Supply System
              Series A, 5.80%, 1/1/02, FGIC......        213
     200    Oklahoma State Power Supply System
              Series A, 5.90%, 1/1/03, Callable
              1/1/02 @ 102, FGIC.................        216
     200    Oklahoma State Power Supply System
              Series A, 6.00%, 1/1/04, Callable
              1/1/02 @ 102, FGIC.................        217
     400    Oklahoma State Power Supply System
              Series B, 3.75%, 1/1/98, FGIC......        400
     200    Oklahoma State Student Loan Series B,
              5.55%, 9/1/98, GSL.................        202
       5    Oklahoma State Turnpike Authority,
              7.35%, 1/1/99......................          5
     365    Oklahoma State Turnpike Authority,
              7.35%, 1/1/99......................        378
      15    Oklahoma State Turnpike Authority,
              7.40%, 1/1/00, Callable 1/1/99 @
              102................................         16
     485    Oklahoma State Turnpike Authority,
              7.75%, 1/1/09, Callable 1/1/99 @
              102................................        514

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Oklahoma, continued:
 $   335    Oklahoma State Turnpike Authority
              Series F, 5.30%, 1/1/03, Callable
              7/1/02 @ 102, FGIC.................   $    352
     485    Oklahoma State Turnpike Authority,
              Series 1, 7.40%, 1/1/00, Callable
              1/1/99 @ 102.......................        512
      10    Oklahoma State Turnpike Authority,
              Series 1, 7.50%, 1/1/02, Callable
              1/1/99 @ 102.......................         11
     190    Oklahoma State Turnpike Authority,
              Series 1, 7.50%, 1/1/02, Callable
              1/1/99 @ 102.......................        201
      15    Oklahoma State Turnpike Authority,
              Series 1, 7.75%, 1/1/09, Callable
              1/1/99 @ 102.......................         16
     165    Oklahoma State Turnpike Authority,
              Series G, 5.30%, 1/1/03, Callable
              7/1/02 @ 102, FGIC.................        173
     500    Oklahoma State Turnpike, Series A,
              6.10%, 1/1/05, Callable 7/1/02 @
              102................................        542
     220    Oklahoma State Water, 5.80%,
              9/1/01.............................        232
     180    Oklahoma State Water, 5.90%,
              9/1/02.............................        193
     245    Oklahoma State Water, 6.00%,
              9/1/03.............................        266
     230    Oklahoma State Water, 6.10%,
              9/1/04.............................        253
     255    Oklahoma State Water Resolution
              Board, 5.70%, 10/1/02..............        273
     400    Oklahoma State Water Resolution
              Board, 6.15%, 10/1/07, Callable
              10/1/02 @ 102......................        437
     110    Oklahoma State Water, Series A,
              6.15%, 9/1/01, AMBAC...............        118
      65    Oklahoma State Water, Series B,
              6.00%, 9/1/01......................         69
      60    Oklahoma State Water, Series B,
              6.10%, 9/1/02......................         65
      50    Oklahoma State Water, Series B,
              6.20%, 9/1/03......................         55
     310    Oklahoma State, Series A, 4.25%,
              7/15/00............................        313
     200    Tulsa Airports, 6.40%, 6/1/06,
              Callable 6/1/98 @ 100, FGIC........        219
     500    Tulsa Healthcare, 6.75%, 12/15/18,
              Callable 6/15/01, @ 102............        550
   1,000    Tulsa Independent School, 4.375%,
              6/1/98, AMBAC......................      1,003
     500    Tulsa Metropolitan Water, Series A,
              5.50%, 11/1/03.....................        532
     280    Tulsa School Project, 6.00%, 12/1/04,
              FSA................................        306
                                                    --------
                                                      23,093
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Oregon (0.9%):
 $ 1,000    Albany Hospital Facilities, 5.90%,
              10/1/20, Callable 10/1/00 @ 100....   $  1,005
     720    Eugene, Trojan Nuclear Project
              Revenue, 5.90%, 9/1/09, Callable
              7/10/97 @ 100......................        721
   1,545    Portland, Housing Authority,
              Multi-Family Housing Revenue, AMT,
              6.13%, 5/1/17, Callable 5/1/00 @
              100................................      1,619
   1,240    Portland, Housing Authority, Series
              A, 5.60%, 1/1/18, Callable 1/1/08 @
              100................................      1,259
   1,055    State Housing & Community Services,
              Single Family Mortgage Revenue,
              Series 92G, AMT, 6.80%, 7/1/27,
              Callable 11/18/02 @ 102............      1,119
                                                    --------
                                                       5,723
                                                    --------
Pennsylvania (2.3%):
   1,000    Clarion County, Hospital Authority
              Revenue, 8.10%, 7/1/12, Callable
              7/1/99 @ 102.......................      1,078
   2,000    Greene County, Industrial Development
              Authority, Pollution Control
              Revenue, 6.10%, 2/1/07, Callable
              7/10/97 @ 100......................      2,002
   1,280    Housing Finance Agency, Single Family
              Mortgage, AMT, 6.75%, 10/1/08,
              Callable 10/1/05 @ 102.............      1,502
   4,250    Northumberland County, Commonwealth
              Lease Revenue, 0.00%, 10/15/12.....      2,028
   1,600    Philadelphia Hospital & Highered
              Facilities Authority, Series A,
              5.30%, 1/1/18, Callable 1/1/08 @
              102, FHA...........................      1,610
   2,550    Philadelphia, Gas Works Revenue,
              Series A, 6.38%, 7/1/14, Callable
              7/1/03 @ 102.......................      2,752
   1,380    Pittsburgh, Urban Redevelopment
              Authority, Mortgage Revenue, Series
              A, AMT, 8.35%, 10/1/14, Callable
              10/1/97 @ 103......................      1,429
     705    Pittsburgh, Urban Redevelopment
              Authority, Mortgage Revenue, Sidney
              Square, Project A, AMT, 6.10%,
              9/1/10, Callable 9/1/06 @ 102......        754

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Pennsylvania, continued:
 $   590    Pittsburgh, Urban Redevelopment
              Authority, Single Family Mortgage
              Revenue, Series C, AMT, 7.88%,
              12/1/16, Callable 12/1/98 @ 102,
              GNMA...............................   $    612
     170    Scranton-Lackawanna, Hospital
              Facilities Revenue, 7.25%, 7/1/99,
              Callable 7/1/98 @ 102, BIG.........        176
   1,515    Shaler Area School District, Series
              B, 0.00%, 11/15/11.................        770
                                                    --------
                                                      14,713
                                                    --------
Puerto Rico (0.3%):
     700    Puerto Rico Commonwealth, 6.00%,
              7/1/07, MBIA.......................        788
   1,000    Puerto Rico Public Education &
              Health, Series L, 6.875%, 7/1/21,
              Callable 7/1/02 @ 101.5,
              Commonwealth, GTD..................      1,126
                                                    --------
                                                       1,914
                                                    --------
Rhode Island (0.8%):
   2,630    Housing & Mortgage Financial Corp.,
              Home Ownership Opportunity, AMT,
              6.15%, 4/1/17, Callable 10/1/06 @
              102................................      2,759
     500    Housing & Mortgage Financial Corp.,
              Home Ownership Opportunity, Series
              15-B, 6.00%, 10/1/04, Callable
              4/1/04 @ 102, MBIA.................        529
   1,000    Housing & Mortgage Financial Corp.,
              Home Ownership Opportunity, Series
              3A, 7.85%, 10/1/16, Callable
              10/1/00 @ 102......................      1,058
     615    Housing & Mortgage Financial Corp.,
              Homeownership Opportunity, Series
              C-1, AMT, 6.80%, 10/1/23, Callable
              10/1/01 @ 102......................        636
                                                    --------
                                                       4,982
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
South Carolina (2.4%):
 $ 1,900    Beaufort County, Hospital Revenue,
              Beaufort Memorial Hospital, 5.00%,
              12/1/17, Callable 12/1/07 @ 102,
              AMBAC..............................   $  1,863
   3,000    Piedmont, Municipal Power Agency,
              Electric Revenue Refunding, Series
              A, 6.60%, 1/1/21, Callable 1/1/98 @
              100................................      3,004
   6,975    Piedmont, Municipal Power Agency,
              Electric Revenue, Series A, 6.55%,
              1/1/16, Callable 1/1/98 @ 100......      6,982
   1,000    Resource Authority, Local Government
              Program Revenue, Series A, 7.25%,
              6/1/20, Callable 6/1/00 @ 102......      1,074
   2,500    State Housing Authority, Single
              Family Mortgage, Series B, 7.00%,
              7/1/11, Callable 7/1/02 @ 100, FHA,
              VA.................................      2,564
                                                    --------
                                                      15,487
                                                    --------
South Dakota (0.3%):
     400    Housing Development Authority, Home-
              owner Mortgage, Series D-1, AMT,
              6.80%, 5/1/12, Callable 5/1/03 @
              102................................        430
   1,435    Student Loan Assistance Corp.,
              Student Loan Revenue, Series B,
              AMT, 7.63%, 8/1/06, Callable 8/1/99
              @ 102, MBIA........................      1,509
                                                    --------
                                                       1,939
                                                    --------
Tennessee (1.4%):
     910    Bristol, Multi-Family Home Revenue,
              Shelby Heights Project, Series 97,
              6.10%, 3/1/12, Callable 3/1/07 @
              101................................        939
   2,000    Housing Development Agency, Home-
              ownership Program, AMT, 7.38%,
              7/1/23, Callable 7/1/01 @ 102......      2,121
     825    Housing Development Agency, Home-
              ownership Program, Series P, 7.70%,
              7/1/16, Callable 7/1/00 @ 103......        868
   1,305    Housing Development Agency, Home-
              ownership Program, Series V, AMT,
              7.65%, 7/1/22, Callable 7/1/01 @
              102................................      1,386
     665    La Follette, Housing Development
              Corp., Mortgage Revenue Refunding,
              Series A, 6.25%, 1/1/16, Callable
              7/1/05 @ 102, MBIA, FHA............        704
     380    La Follette, Housing Development
              Corp., Mortgage Revenue Refunding,
              Series A, 6.37%, 1/1/20, Callable
              7/1/05 @ 102, MBIA, FHA............        403

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Tennessee, continued:
 $ 1,279    Memphis, Health, Educational &
              Housing Revenue Refunding, 7.37%,
              1/20/27, Callable 1/20/02 @ 103,
              GNMA, FHA..........................   $  1,378
     200    Shelby Tennessee Education & Housing,
              Series A, 7.40%, 6/1/03, Callable
              6/1/98 @ 102, MBIA.................        207
     741    Tennessee State, 5.50%, 3/1/98.......        743
                                                    --------
                                                       8,749
                                                    --------
Texas (10.9%):
   1,470    Beaumont, Housing Finance Corp.
              Single Family Mortgage Revenue
              Refunding, 9.20%, 3/1/12, Callable
              9/1/01 @ 103.......................      1,663
   1,765    Bexar County, Housing Finance Corp.,
              Residual Revenue, GO, 0.00%,
              3/1/15, Callable 1/1/99 @ 35.2.....        607
     160    Cameron County, Housing Finance
              Corp., Single Family Housing
              Revenue Refunding, 6.20%, 3/1/13,
              Callable 9/1/02 @ 103, GNMA,
              FNMA...............................        167
   2,500    Central Housing Finance Corp., Single
              Family Mortgage Revenue, Series A,
              0.00%, 9/1/16, ETM.................        948
     250    Central Texas Higher Education, Se-
              ries C, 4.35%, 12/1/98, Guaranteed
              Student Loans......................        251
     250    Central Texas Higher Education, Se-
              ries C, 4.65%, 12/1/00, Guaranteed
              Student Loans......................        253
      50    Central Texas Higher Education, Se-
              ries C, 4.75%, 12/1/01, Guaranteed
              Student Loans......................         51
     100    Clear Creek, Independent School
              District, 7.5%, 2/15/06, PSFG......        121
   4,000    Dallas-Fort Worth, Regulation Airport
              Revenue, 6.10%, 11/1/07, Callable
              7/1/98 @ 100.......................      4,007
   3,680    Dallas County, Housing Finance Corp.,
              Single Family Mortgage Revenue,
              0.00%, 1/1/17, FGIC................        599
   1,000    Dallas County, Improvement & Re-
              funding, Series A, 6.50%, 8/15/09,
              Callable 8/15/01 @ 100.............      1,080
     300    Dallas, Series B, 6.25%, 2/15/06,
              Callable 2/15/03 @ 100.............        326
     600    El Paso, Housing Finance Corp.,
              Single Family Mortgage Revenue
              Refunding, Series A, AMT, 8.75%,
              10/1/11, Callable 10/1/00 @ 100,
              FHA................................        677

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $   265    El Paso, Housing Finance Corp.,
              Single Family Mortgage Revenue,
              AMT, 7.75%, 9/1/19, Callable 9/1/98
              @ 103..............................   $    275
     450    El Paso, Housing Finance Corp.,
              Single Family Mortgage Revenue,
              AMT, 8.20%, 3/1/21, Callable 3/1/99
              @ 103..............................        470
     300    Fort Bend, Independent School
              District, 6.5%, 2/15/02, Callable
              2/15/01 @ 100, PSFG................        321
   3,385    Fort Worth, Housing Finance Corp.,
              Home Mortgage Revenue Refunding,
              Series A, 8.50%, 10/1/11, Callable
              10/1/00 @ 100......................      3,692
   1,385    Galveston, Property Finance
              Authority, Single Family Mortgage
              Revenue Refunding, Series A, 8.50%,
              9/1/11, Callable 9/1/01 @ 103......      1,507
   1,000    Houston, Hotel Occupancy Tax Revenue,
              Series A, 7.00%, 7/1/15, Callable
              7/1/01 @ 100, FGIC.................      1,094
   2,365    Houston, Housing Financial Corp.,
              Single Family Mortgage Revenue
              Refunding, Series B-2, 0.00%,
              6/1/14, Callable 12/1/06 @ 58......        708
     700    Houston, Series D, 5.25%, 3/1/08,
              Callable 3/1/03 @ 100..............        722
   2,500    Houston, Single Family Mortgage
              Revenue, Series B-1, 8.00%, 6/1/14,
              Callable 12/1/06 @ 102.............      2,760
   1,000    Katy, Independent School District
              Series B, 5.00%, 2/15/07, Callable
              8/15/02 @ 102, PSFG................      1,024
     855    Laredo, Housing Finance Corp., Single
              Family Mortgage Revenue, AMT,
              6.20%, 10/1/19, Callable 4/1/04 @
              103, GNMA..........................        888
     500    Lewisville Texas Independent School
              District, 5.25%, 8/15/06, Callable
              8/15/04 @ 100, PSFG................        526
     635    Lubbock, Housing Finance Corp.,
              Single Family Mortgage Revenue,
              8.00%, 12/1/20, Callable 1/1/99 @
              100, GNMA..........................        645
     400    Lubbock, Independent School District,
              4.80%, 2/15/00, PSFG...............        407
   1,000    Lufkin, Health Facilities Development
              Corp., Health Systems Revenue
              Refunding, 6.50%, 2/15/06..........      1,078
     250    Lyford, Cons Independent School
              District, 5.25%, 8/15/12, Callable
              8/15/08 @ 102......................        245

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 1,000    Lyford, Cons Independent School
              District, 5.50%, 8/15/22, Callable
              8/15/08 @ 102......................   $    985
     520    Manor, Independent School District,
              8.00%, 8/1/05, PSFG................        642
   1,045    Municipal Power Agency, 0.00%,
              9/1/08.............................        637
     500    National Research Lab, 6.75%,
              12/1/04, Callable 12/1/01 @ 102....        556
     600    North Texas Higher Education
              Authority, Student Loan Revenue,
              Series D, 6.88%, 4/1/02, Callable
              4/1/00 @ 102, AMBAC................        641
   9,000    Nueces County, Port Corpus Christi
              Authority, Pollution Control
              Revenue, AMT, 6.88%, 4/1/17,
              Callable 4/1/02 @ 102..............      9,817
   5,185    Public Financing Authority, Series A,
              5.00%, 2/1/16, Callable 2/1/08 @
              101, AMBAC.........................      5,171
   8,100    Red River Authority, Pollution
              Control Revenue, AMT, 6.88%,
              4/1/17, Callable 4/1/02 @ 102......      8,844
   1,000    San Angelo, Independent School
              District, 5.50%, 2/15/09, Callable
              2/15/06 @ 100, PSFG................      1,063
   1,500    San Antonio, Hotel Occupancy, 5.30%,
              8/15/08, Callable 8/15/06 @ 102,
              FGIC...............................      1,594
   2,000    San Antonio, Hotel Occupancy Revenue,
              0.00%, 8/15/17, FGIC...............        726
   1,555    Southeast Texas Housing Finance
              Corp., Residual Revenue, Series A,
              ETM, 0.00%, 11/1/14................        599
     500    State, 7.00%, 12/1/99, ETM, Callable
              06/01/98 @ 100.....................        506
   1,500    State Department of Housing &
              Community Affairs, Multi-Family
              Housing Revenue, Series A, 6.30%,
              1/1/16, Callable 1/1/07 @ 102......      1,606
     510    State Department of Housing &
              Community Affairs, Multi-Family
              Revenue, Series A, 5.90%, 7/1/06...        527
   9,340    State Department of Housing &
              Community Affairs, Single Family
              Revenue Refunding, Series A, 0.00%,
              3/1/15, Callable 9/1/04 @ 49.528...      2,986
   2,985    State Higher Education Coordinating
              Board, Student Loan Revenue, AMT,
              0.00%, 10/1/25, Callable 10/1/01 @
              100................................      2,961

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $   375    State Ref-Vets Housing Assist, 5.45%,
              06/01/00...........................   $    385
     590    State Veterans Housing Assistance,
              AMT, 6.05%, 12/1/12, Callable
              12/1/02 @ 102......................        607
     195    Travis County, Housing Finance Corp.,
              Residential Mortgage Revenue,
              Series A, 7.00%, 12/1/11, Callable
              12/1/01 @ 103......................        209
      80    Travis County, Housing Finance Corp.,
              Single Family Mortgage Revenue
              Refunding, Series A, 6.25%, 4/1/19,
              Callable 4/1/99 @ 100, GNMA........         84
   1,220    Winter Garden Housing Finance Corp.,
              Single Family Mortgage Revenue,
              AMT, 6.20%, 10/1/19, Callable
              4/1/99 @ 100, GNMA.................      1,263
                                                    --------
                                                      69,521
                                                    --------
Utah (1.0%):
   1,000    Intermountain Power Agency, Utah
              Power Supply, Series B, 6.00%,
              7/1/16, Callable 2/11/98 @ 100.....      1,006
   1,000    State Housing Finance Agency, Single
              Family Mortgage, AMT, 5.95%,
              7/1/09, Callable 1/1/07 @ 102,
              FHA................................      1,033
   1,125    State Housing Finance Agency, Single
              Family Mortgage, AMT, 6.25%,
              7/1/14, Callable 1/1/07 @ 102,
              FHA................................      1,190
   2,250    State Housing Finance Agency, Single
              Family Mortgage, Issue A-1, 6.00%,
              7/1/14, Callable 1/1/07 @ 102,
              FHA................................      2,363
     225    State Housing Finance Agency, Single
              Family Mortgage, Series A-1, 6.90%,
              7/1/12, Callable 1/1/03 @ 102,
              FHA................................        239
     600    Utah Regents Student Loans Series
              I-1, 4.95%, 5/1/98, LOC AMBAC......        602
                                                    --------
                                                       6,433
                                                    --------
Virginia (0.2%):
     755    Virginia Beach Development Authority,
              Multi-Family Housing Revenue, 2nd
              Mortgage, Series B, 8.75%, 1/15/09,
              Callable 7/15/98 @ 100.............        755
     500    Virginia State Housing Development,
              Series H, 5.60%, 11/01/06, Callable
              5/01/05 @ 102......................        526
                                                    --------
                                                       1,281
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Washington (1.9%):
 $ 3,000    Chelan Public Utilities, Series D,
              AMT, 6.35%, 7/1/28, Callable 7/1/07
              @ 102, MBIA........................   $  3,341
     670    King County, Housing Authority Rural
              Preservation Project, 5.60%,
              1/1/18, Callable 1/1/08 @ 100,
              AMT................................        666
     800    King County, Housing Authority Rural
              Preservation Project, 5.75%,
              1/1/28, Callable 1/1/08 @ 100,
              AMT................................        794
     400    Snohomish County, 5.10%, 11/1/02,
              MBIA...............................        417
   2,750    State Public Power Supply, Nuclear
              Project No. 2, Revenue Refunding,
              Series B, 5.63%, 7/1/12, Callable
              7/1/03 @ 102, FSA..................      2,876
   1,000    Washington State Housing Multifamily
              Mortgage, 5.95%, 7/1/20, Callable
              1/1/08 @ 103, GNMA.................      1,049
   2,000    Washington State Housing Multifamily
              Mortgage Revenue, 6.00%, 7/1/30,
              Callable 1/1/08 @ 103, GNMA........      2,098
   1,950    Washington State Public Power Supply,
              0.00%, 7/1/15......................        775
                                                    --------
                                                      12,016
                                                    --------
West Virginia (2.2%):
   1,000    Charleston Community Parking
              Facilities Revenue, 0.00%,
              12/1/20............................        253
   1,595    Charleston Community Parking
              Facilities Revenue, 0.00%,
              12/1/21............................        378
   1,630    Charleston Community Parking
              Facilities Revenue, 0.00%,
              12/1/22............................        364
   1,665    Charleston Community Parking
              Facilities Revenue, 0.00%,
              12/1/23............................        348
   3,175    Charleston Community Parking
              Facilities, Sub-C, 0.00%,
              12/1/26............................        553
   8,370    Kanawha-Putnam County, Single Family
              Mortgage, Series A, ETM, 0.00%,
              12/1/16, AMBAC.....................      3,160
   2,600    Monongalia County, Series A, 6.00%,
              11/15/27, Callable 11/15/02 @
              102................................      2,606
     250    State, 6.00%, 6/1/99, Callable
              2/11/98 @ 101, MBIA................        253
   1,500    State Housing Development Fund,
              Housing Finance, AMT, 7.20%,
              11/1/20, Callable 5/1/02 @ 102,
              FHA................................      1,609

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $ 2,785    Various Forty, Series A, 5.20%,
              8/1/17, Callable 8/1/07 @ 102......   $  2,833
  10,800    Various Forty, Series B, 0.00%,
              8/1/30, Callable 8/1/07 @ 26.78....      1,705
                                                    --------
                                                      14,062
                                                    --------
Wisconsin (0.4%):
     690    Housing & Economic Development, Home
              Ownership Revenue, AMT, 8.00%,
              3/1/21, Callable 9/1/00 @ 102,
              FHA................................        710
     440    State, Series A, 7.50%, 1/1/15,
              Callable 2/11/98 @ 101.............        446
   1,000    State, Series A, AMT, 7.50%, 1/1/21,
              Callable 7/1/00 @ 100..............      1,059
     300    Wisconsin Housing & Economic
              Development, GO, Series A, 5.35%,
              11/1/08, Callable 10/01/03 @ 102...        308
                                                    --------
                                                       2,523
                                                    --------
Wyoming (0.2%):
     500    Cheyenne, 5.30%, 12/1/00.............        518

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Wyoming, continued:
 $    95    Community Development Authority,
              Single Family Mortgage, Series A,
              6.88%, 6/1/14, Callable 6/1/01 @
              102, FHA...........................   $     98
     350    Community Development Authority,
              Single Family Mortgage, Series E,
              AMT, 7.75%, 6/1/09, Callable
              11/30/98 @ 100.9...................        364
     500    Wyoming Community Development Series
              E, 5.70%, 6/1/13, Callable 12/01/03
              @ 102, FHA.........................        511
                                                    --------
                                                       1,491
                                                    --------
     Total Municipal Bonds                           619,062
                                                    --------
INVESTMENT COMPANIES                                 (0.7%):
   4,587    Provident Muni Cash..................      4,587
                                                    --------
     Total Investment Companies                        4,587
                                                    --------
Total (Cost $619,344) (a)                           $642,464
                                                    ========

------------

Percentages indicated are based on net assets of $638,444.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation.....................................  $23,415
                   Unrealized depreciation.....................................     (295)
                                                                                 -------
                   Net unrealized appreciation.................................  $23,120
                                                                                 =======

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1997.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

ACA    American Capital Access
AMBAC  Insured by AMBAC Indemnity Corp.
AMT    Alternative Minimum Tax Paper
BIG    Insured by Bond Insurance Guarantee
ETM    Escrowed to Maturity
FGIC   Insured by Federal Guarantee Insurance Corp.
FHA    Insured by Federal Housing Authority
FNMA   Insured by Federal National Mortgage Association
FSA    Insured by Federal Security Assurance
GNMA   Insured by Government National Mortgage Association
GO     General Obligation
GSL    Guaranteed Student Loans
LOC    Letters of Credit
MBIA   Insured by Municipal Bond Insurance Association
OID    Original Issue Discount
PCR    Pollution Control Revenue
PSFG   Permanent School Fund Guarantee
VA     Veterans Administration

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS (97.4%):
Arizona (0.9%):
 $1,850     Maricopa County, Industrial
              Development, Single Family
              Mortgage Revenue, 0.00%, 12/31/14,
              ETM...............................   $    783
                                                   --------
  1,000     Tucson & Pima County, Single Family
              Mortgage Revenue, 0.00%, 12/1/14,
              ETM...............................        426
                                                   --------
                                                      1,209
                                                   --------
California (0.4%):
  1,500     San Marcos, Public Facilities,
              Revenue, 0.00%, 9/1/19, ETM.......        485
                                                   --------
Colorado (0.6%):
  2,000     El Paso County, Single Family
              Mortgage Revenue, 0.00%, 9/1/15,
              ETM...............................        805
                                                   --------
Kansas (0.8%):
  1,600     Kansas City, Single Family Mortgage
              Revenue, Series 1983 A, 0.00%,
              12/1/14, ETM......................        675
  1,000     Saline County, Single Family
              Mortgage Revenue, Series 1983 A,
              0.00%, 12/1/15, ETM...............        398
                                                   --------
                                                      1,073
                                                   --------
Kentucky (92.8%):
    225     Ashland Utility Revenue, 6.65%,
              4/1/04, Callable 4/1/98 @ 102.....        231
  1,500     Berea College Utility Revenue, AMT,
              5.90%, 6/1/17, Callable 6/1/07 @
              102...............................      1,589
    200     Boone County, Certificates of
              Participation, Public Golf, 6.35%,
              11/15/02..........................        218
    200     Boone County, Certificates of
              Participation, Public Golf, 6.40%,
              11/15/03, Callable 11/15/02 @
              102...............................        221
    250     Boone County, School District
              Finance Corp., School Building
              Revenue, 6.70%, 9/1/06, Callable
              9/1/01 @ 103......................        278
    310     Boone County, School District
              Finance Corp., School Building
              Revenue, 7.10%, 8/1/07, Callable
              8/1/00 @ 103......................        341
  1,000     Boone County, School District
              Finance Corp., School Building
              Revenue, 6.70%, 9/1/07, Callable
              9/1/01 @ 103......................      1,112

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  395     Boone County, School District
              Finance Corp., School Building
              Revenue, 7.10%, 8/1/08, Callable
              8/1/00 @ 103......................   $    434
    230     Bowling Green, Key Municipal
              Projects Corp., Lease Revenue,
              7.20%, 10/1/01, Callable 4/1/99 @
              102...............................        243
    280     Bowling Green, Key Municipal
              Projects Corp., Lease Revenue,
              7.40%, 10/1/04, Callable 4/1/99 @
              102...............................        296
    280     Campbell & Kenton Counties,
              Sanitation District #1, Sanitation
              District Revenue, 6.38%, 8/1/03,
              ETM...............................        301
    580     Campbell & Kenton Counties,
              Sanitation District #1, Sanitation
              District Revenue, 7.13%, 8/1/05,
              ETM...............................        639
    415     Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/09, Callable
              6/1/02 @ 102......................        449
    445     Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/10, Callable
              6/1/02 @ 102......................        481
    325     Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/11, Callable
              6/1/02 @ 102......................        351
    510     Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/12, Callable
              6/1/02 @ 102......................        550
    345     Danville, Hospital Revenue, Hospital
              Revenue, Esphraim McDowell Region,
              6.40%, 4/1/00, FGIC...............        363
    100     Danville, Multi-City Lease Revenue,
              Metro Sewer District, 6.35%,
              2/1/02, Prerefunded 2/1/01 @ 102,
              MBIA..............................        108
    225     Danville, Multi-City Lease Revenue,
              Metro Sewer District, 6.50%,
              2/1/04, Prerefunded 2/1/01 @ 102,
              MBIA..............................        245
    500     Daviess County, Hospital Revenue,
              Owensboro-Daviess County, 6.00%,
              8/1/04, Callable 8/1/02 @ 102,
              MBIA..............................        542
  4,500     Development Finance Authority,
              Hospital Revenue, Elizabeth,
              Med-A, 6.00%, 11/1/10, Callable
              11/1/01 @ 100, FGIC...............      4,763

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  250     Eastern Kentucky University,
              Revenues Construction, Educational
              Buildings, Series 0, 6.70%,
              5/1/07, Callable 5/1/01 @ 102,
              AMBAC.............................   $    274
  1,000     Fayette County School District
              Financial Corp., School Building
              Revenue, 5.38%, 1/1/17, Callable
              1/1/07 @ 102......................      1,021
    655     Fayette County, School District
              Finance Corp., School Building
              Refunding Revenue, 6.00%, 5/1/02,
              Callable 5/1/00 @ 102.............        694
  1,255     Fayette County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.35%, 1/1/13,
              Callable 1/1/07 @ 102.............      1,302
    200     Hardin County, Water District #1,
              Waterworks Revenue, 6.70%, 9/1/05,
              Callable 3/1/01 @ 102.............        218
    170     Henderson Electric Light & Power
              Revenue, 5.70%, 3/1/03, Callable
              1/17/98 @ 100.....................        170
  1,025     Higher Education Student Loan Corp.,
              Insured Student Loan Revenue,
              Series C, 6.50%, 6/1/02, GSL......      1,114
  1,500     Higher Education Student Loan Corp.,
              Insured Student Loan Revenue,
              Series C, AMT, 5.45%, 6/1/03,
              GSL...............................      1,559
  1,705     Higher Education Student Loan Corp.,
              Insured Student Loan Revenue,
              Series D, AMT, 7.00%, 12/1/06,
              Callable 12/1/01 @ 102, GSL.......      1,882
    760     Housing Corp. Revenue, 7.40%,
              1/1/10, Callable 7/1/00 @ 102.....        815
    500     Housing Corp. Revenue, Series A,
              5.40%, 1/1/05, Callable 7/1/03 @
              102, FHA, FHMA, VA................        529
    500     Housing Corp. Revenue, Series A,
              5.50%, 1/1/06, Callable 7/1/03 @
              102, FHA, FNMA, VA................        530
    500     Housing Corp. Revenue, Series A,
              5.60%, 1/1/07, Callable 7/1/03 @
              102, FHA, FMHA, VA................        528
    400     Housing Corp. Revenue, Series B,
              5.85%, 7/1/00, FHA, FHMA, VA......        415
    275     Housing Corp. Revenue, Series B,
              6.20%, 7/1/03, Callable 7/1/02 @
              102, FHA, FHMA, VA................        292

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,745     Housing Corp. Revenue, Series D,
              5.80%, 7/1/13, Callable 7/1/06 @
              102...............................   $  1,833
    410     Infrastructure Authority Revenue,
              Governmental Agencies Program
              Revenue, 5.25%, 8/1/04, Callable
              8/1/03 @ 102......................        431
    110     Infrastructure Authority Revenue,
              Governmental Agencies Program
              Revenue, 6.00%, 8/1/11, Callable
              8/1/01 @ 100......................        115
    500     Infrastructure Authority Revenue,
              Governmental Agencies Program
              Revenue, 5.75%, 8/1/13, Callable
              8/1/03 @ 102......................        529
    500     Infrastructure Authority Revenue,
              Governmental Agencies Program,
              Refunding Revenue, 5.40%, 8/1/06,
              Callable 8/1/03 @ 102.............        531
  1,000     Infrastructure Authority Revenue,
              Revolving Fund Program, Series E,
              6.40%, 6/1/04, Callable 6/1/01 @
              102...............................      1,084
    710     Infrastructure Authority Revenue,
              Revolving Fund Program, Series E,
              6.50%, 6/1/05, Callable 6/1/01 @
              102...............................        771
    250     Infrastructure Authority Revenue,
              Series G, 6.10%, 6/1/02...........        269
    250     Interlocal School Transportation
              Assoc., Equipment Lease Revenue,
              6.00%, 3/1/01.....................        264
    405     Interlocal School Transportation
              Assoc., Equipment Lease Revenue,
              6.00%, 3/1/02.....................        433
    135     Jefferson County, Capital Projects,
              Revenue, 7.70%, 6/1/01, ETM.......        150
    500     Jefferson County, Capital Projects,
              Revenue, First Mortgage Revenue,
              6.38%, 12/1/07, ETM...............        568
    725     Jefferson County, Capital Projects,
              Revenue, Series A, 6.10%, 8/15/07,
              Callable 2/15/03 @ 102............        790
  1,000     Jefferson County, Capital Projects,
              Revenue, Series A, 5.50%, 4/1/10,
              Callable 4/1/06 @ 102, AMBAC......      1,069
  1,000     Jefferson County, Capital Projects,
              Revenue, Series A, 5.50%, 4/1/11,
              Callable 4/1/06 @ 102, AMBAC......      1,063

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,500     Jefferson County, Health Facilities
              Revenue, Alliant Hospital, 5.00%,
              10/1/13, Callable 10/1/07 @ 101,
              MBIA..............................   $  1,500
    500     Jefferson County, Health Facilities
              Revenue, Jewish Hospital
              Healthcare Services, Inc., 6.05%,
              5/1/02, AMBAC.....................        538
  1,000     Jefferson County, Health Facilities
              Revenue, Jewish Hospital
              Healthcare Services, Inc., 6.10%,
              5/1/03, Callable 5/1/02 @ 102,
              AMBAC.............................      1,090
    300     Jefferson County, Health Facilities
              Revenue, Jewish Hospital
              Healthcare Services, Inc., 6.20%,
              5/1/04, Callable 5/1/02 @ 102,
              AMBAC.............................        327
    500     Jefferson County, Health Facilities
              Revenue, Jewish Hospital
              Healthcare Services, Inc., 6.38%,
              5/1/08, Callable 5/1/02 @ 102,
              AMBAC.............................        549
    930     Jefferson County, Health Facilities
              Revenue, Jewish Hospital
              Healthcare Services, Inc., 5.65%,
              1/1/10, Callable 1/1/07 @ 102.....        991
  1,500     Jefferson County, Health Facilities
              Revenues, University Medical
              Center, 5.50%, 7/1/17, Callable
              7/1/07 @ 101, MBIA................      1,558
  2,000     Jefferson County, Hospital Revenue,
              Alliant Hospital Systems, 6.20%,
              10/1/04, Callable 10/1/02 @ 102,
              MBIA..............................      2,192
    550     Jefferson County, Pollution Control
              Revenue, Louisville Gas & Electric
              Co., 7.45%, 6/15/15, Callable
              6/15/00 @ 102.....................        600
  1,000     Jefferson County, School District
              Finance Corp., School Building
              Revenue, 6.00%, 1/1/04, Callable
              7/1/02 @102, MBIA.................      1,084
    625     Jefferson County, School District
              Finance Corp., School Building
              Revenue, 7.15%, 9/1/04,
              Prerefunded 9/1/00 @ 103..........        691
    675     Jefferson County, School District
              Finance Corp., School Building
              Revenue, 7.20%, 9/1/05,
              Prerefunded 9/1/00 @ 103..........        747

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,430     Jefferson County, School District
              Finance Corp., School Building
              Revenue, 5.25%, 7/1/07, Callable
              7/1/05 @ 102, MBIA................   $  1,521
  2,315     Junction City, College Revenue,
              Centre College Project, 5.70%,
              4/1/12, Callable 4/1/07 @ 102.....      2,518
    500     Kenton County, Airport Revenue,
              International, Series AR-A, AMT,
              6.10%, 3/1/04, Callable 3/1/02 @
              101, FSA..........................        538
  1,000     Kenton County, Airport Revenue,
              International, Series AR-A, AMT,
              6.20%, 3/1/05, Callable 3/1/02 @
              101, FSA..........................      1,077
    500     Kenton County, Airport Revenue,
              International, Series B, AMT,
              5.75%, 3/1/07, Callable 3/1/03 @
              102, FSA..........................        537
    500     Kenton County, Airport Revenue,
              International, Series B, AMT,
              5.75%, 3/1/08, Callable 3/1/03 @
              102, FSA..........................        535
    380     Kenton County, Public Properties
              Corp. Revenue, Community Health
              Care Facilities Project, 7.00%,
              10/1/06, Prerefunded 10/1/99 @
              102...............................        407
    200     Kenton County, School District
              Finance Corp., School Building
              Revenue, 6.30%, 12/1/00...........        212
    100     Kenton County, School District
              Finance Corp., School Building
              Revenue, 6.50%, 12/1/02, Callable
              12/1/01 @ 102.....................        110
    325     Kenton County, School District
              Finance Corp., School Building
              Revenue Refunding, 5.25%, 7/1/07,
              Callable 7/1/03 @ 102.............        342
    495     Kenton County, Water District,
              Waterworks Revenue, District #001,
              6.30%, 2/1/02, FGIC...............        535
  1,015     Kenton County, Water District,
              Waterworks Revenue, District #001,
              6.38%, 2/1/04, Callable 2/1/02 @
              103, FGIC.........................      1,120
  1,245     Kentucky Economic Development
              Finance Authority Revenue
              Mortgage, Southern Central
              Nursing, 6.00%, 7/1/27, Callable
              1/1/08 @105,......................      1,325

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  240     Lexington-Fayette Urban County
              Government, Economic Development
              Revenue, 7.54%, 12/1/03...........   $    245
    300     Lexington-Fayette Urban County
              Government, Educational Facilities
              Revenue, Transylvania University,
              7.15%, 2/1/00, Callable 2/1/99 @
              102, MBIA.........................        316
    250     Lexington-Fayette Urban County
              Government, Educational Facilities
              Revenue, Transylvania University,
              7.25%, 2/1/02, Callable 2/1/99 @
              102, MBIA.........................        264
    335     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Capital Projects Mortgage
              Revenue, 6.20%, 4/1/05,
              Prerefunded 4/1/02 @ 102..........        367
    355     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Capital Projects Mortgage
              Revenue, 6.30%, 4/1/06,
              Prerefunded 4/1/02 @ 102..........        391
    380     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Capital Projects Mortgage
              Revenue, 6.40%, 4/1/07,
              Prerefunded 4/1/02 @ 102..........        420
    405     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Capital Projects Mortgage
              Revenue, 6.40%, 4/1/08,
              Prerefunded 4/1/02 @ 102..........        447
    425     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Capital Projects Mortgage
              Revenue, 6.40%, 4/1/09,
              Prerefunded 4/1/02 @ 102..........        469
    425     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Greenspace Project Revenue,
              6.75%, 12/1/05, Prerefunded
              12/1/00 @ 102.....................        464
    240     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Greenspace Project Revenue,
              6.75%, 12/1/07, Prerefunded
              12/1/00 @ 102.....................        262
    350     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Mortgage Revenue, 6.70%,
              2/1/02, Callable 2/1/00 @ 102.....        374

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  210     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Mortgage Revenue, 6.88%,
              2/1/06, Callable 2/1/00 @ 102.....   $    225
    430     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Mortgage Revenue, 6.75%,
              7/1/07, Prerefunded 7/1/00 @
              102...............................        466
    500     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Sewer System Revenue,
              6.35%, 7/1/07, Callable 7/1/02 @
              102, MBIA.........................        549
    935     Lexington-Fayette Urban County
              Government, Revenue, University of
              Kentucky Alumni Assoc., Inc.,
              6.50%, 11/1/07, Callable 11/1/04 @
              102, MBIA.........................      1,065
    250     Lexington-Fayette Urban County
              Government, School Building
              Revenue, 6.85%, 6/1/01, Callable
              12/1/99 @ 103.....................        270
    625     Lexington-Fayette Urban County
              Government, School Building
              Revenue, 7.00%, 6/1/04, Callable
              12/1/99 @ 103.....................        678
  1,930     Lexington-Fayette Urban County
              Government, Sewer System Revenue,
              6.35%, 7/1/09, Callable 7/1/02 @
              102, MBIA.........................      2,120
  1,420     Louisville & Jefferson County,
              Airport Authority Revenue, AMT,
              6.00%, 7/1/10, Callable 7/1/07 @
              102, MBIA.........................      1,584
    200     Louisville & Jefferson County,
              Metropolitan Sewer District, Sewer
              Revenue, 6.25%, 6/1/99, ETM.......        207
    300     Louisville & Jefferson County,
              Metropolitan Sewer District, Sewer
              Revenue, 6.90%, 5/1/01,
              Prerefunded 5/1/99 @ 102, MBIA....        318
    825     Louisville & Jefferson County, Sewer
              & Drain System Revenue, 6.40%,
              5/15/08, Callable 11/15/04 @ 102,
              AMBAC.............................        941

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  205     Louisville Parking Authority
              Revenue, 6.60%, 12/1/03, Callable
              6/1/01 @ 103......................   $    226
    300     Louisville Public Properties Corp.
              Revenue, 6.00%, 4/1/04, Callable
              4/1/99 @ 102......................        312
    300     Louisville Public Properties Corp.
              Revenue, 6.00%, 4/1/05, Callable
              4/1/99 @ 102......................        313
    295     Louisville Public Properties Corp.,
              First Mortgage Revenue, 6.15%,
              12/1/05, Callable 12/1/02 @ 102...        322
    200     Louisville Public Properties Corp.,
              First Mortgage Revenue, 6.40%,
              12/1/07, Callable 12/1/02 @ 102...        220
  1,000     Louisville Water Works Board, Water
              System Revenue, Louisville Water
              Co., 5.40%, 11/15/04, Callable
              11/15/00 @ 102....................      1,049
    500     Louisville Water Works Board, Water
              System Revenue, Louisville Water
              Co., 5.63%, 11/15/07, Callable
              11/15/00 @ 102....................        530
  1,540     Louisville Water Works Board, Water
              System Revenue, Louisville Water
              Co., 5.75%, 11/15/09, Callable
              11/15/00 @ 102....................      1,636
  1,530     Louisville Water Works Board, Water
              System Revenue, Louisville Water
              Co., 5.75%, 11/15/10, Callable
              11/15/00 @ 102....................      1,624
  2,090     McCracken County, Hospital Revenue,
              Mercy Health System, 6.40%,
              11/1/07, Callable 11/1/04 @ 102,
              MBIA..............................      2,361
  1,000     McCracken County, Hospital Revenue,
              Mercy Health System, Series A,
              6.20%, 11/1/05, Callable 11/1/04 @
              102, MBIA.........................      1,124
    505     McCreary County, School District
              Finance Corp., School Building
              Revenue, 6.60%, 10/1/08, Callable
              10/1/01 @ 103.....................        561
    215     Mercer County, School District
              Finance Corp., School Building
              Revenue, 6.38%, 12/1/07, Callable
              12/1/01 @ 103.....................        234
    300     Morehead State University, Housing &
              Dining System Revenue, 6.10%,
              11/1/05, Callable 11/1/01 @ 102,
              AMBAC.............................        324

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  200     Morehead State University, Housing &
              Dining System Revenue, Series M,
              6.30%, 11/1/08, Callable 11/1/01 @
              102, AMBAC........................   $    218
    215     Muhlenberg County, School District
              Finance Corp., School Building
              Revenue, 5.85%, 8/1/09, Callable
              8/1/02 @ 102......................        230
    750     Muhlenberg County, School District
              Finance Corp., School Building
              Revenue, 5.85%, 8/1/10, Callable
              8/1/02 @ 102......................        804
    460     Murray State University Revenues,
              Series G, Second Series, 5.60%,
              5/1/07, Callable 5/1/03 @ 102.....        491
    240     Murray State University, Educational
              Buildings Revenue, 5.60%, 5/1/06,
              Callable 5/1/03 @ 102.............        257
    530     Northern Kentucky University,
              Educational Buildings Revenue,
              6.10%, 5/1/06, Callable 5/1/02 @
              102, AMBAC........................        576
    300     Owensboro, Electric Light & Power
              Revenue, 6.75%, 1/1/03, ETM.......        320
    205     Paducah Electric Plant Board
              Revenue, 6.30%, 1/1/08, Callable
              1/1/01 @ 102, AMBAC...............        221
    300     Paducah Waterworks Revenue, 6.10%,
              7/1/00, MBIA......................        315
    300     Paducah Waterworks Revenue, 6.60%,
              7/1/05, Callable 7/1/01 @ 102,
              MBIA..............................        330
  1,085     Perry County, School District,
              Financial Corp. School Building
              Revenue, 6.25%, 7/1/09, Callable
              7/1/02 @ 102......................      1,180
    330     Scott County, School District
              Financial Corp., School Building
              Revenue, 7.10%, 12/1/02, Callable
              12/1/98 @ 103.....................        349
    545     Shelby County, School District
              Financial Corp., School Building
              Revenue, 6.10%, 9/1/02, Callable
              9/1/01 @103.......................        588
    100     Shelby County, School District
              Financial Corp., School Building
              Revenue, 6.25%, 9/1/03, Callable
              9/1/01 @ 103......................        109

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  500     Shelby County, School District
              Financial Corp., School Building
              Revenue, 6.50%, 9/1/05, Callable
              9/1/01 @ 103......................   $    554
    200     Shelby County, School District
              Financial Corp., School Building
              Revenue, 6.50%, 9/1/07, Callable
              9/1/01 @ 103......................        220
  1,000     State Economic Development Finance
              Authority, Hospital Revenue,
              Appalachian Regulatory Hospital,
              5.50%, 10/1/07....................      1,029
  1,000     State Property & Buildings
              Commission Revenues, Project #26,
              7.40%, 6/1/00, Callable 12/1/98
              @102..............................      1,052
  2,300     State Property & Buildings
              Commission Revenues, Project #50,
              6.00%, 2/1/10, Prerefunded 2/1/01
              @ 100.............................      2,430
  1,475     State Property & Buildings
              Commission Revenues, Project #53,
              6.25%, 10/1/02, Callable 10/1/01
              @102..............................      1,606
  1,000     State Property & Buildings
              Commission Revenues, Project #54,
              5.90%, 9/1/07, Callable 9/1/02 @
              102...............................      1,078
  1,000     State Property & Buildings
              Commission Revenues, Project #56,
              5.70%, 9/1/06, Callable 9/1/04 @
              102...............................      1,089
  1,000     State Property & Buildings
              Commission Revenues, Project #56,
              5.80%, 9/1/07, Callable 9/1/04 @
              102...............................      1,091
  1,000     State Property & Buildings
              Commission Revenues, Project #59,
              5.30%, 5/1/07, Callable 11/1/05
              @102..............................      1,063
  1,000     State Property & Buildings
              Commission Revenues, Project #59,
              5.38%, 11/1/09, Callable 11/1/05 @
              102...............................      1,058
    275     State Property & Buildings
              Commission Revenues, Project
              Toyota Corp., 6.40%, 11/1/01......        298
    235     State Turnpike Authority, Economic
              Development, Recovery Road
              Revenue, 6.13%, 7/1/07, ETM.......        253
    500     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 7.13%,
              5/15/01, Prerefunded 5/15/00
              @101.5............................        542
    750     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.70%,
              1/1/03............................        799

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.20%,
              7/1/03, AMBAC.....................   $  1,049
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.40%,
              7/1/05, AMBAC.....................      1,071
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 7.38%,
              5/15/07, Prerefunded 5/15/00 @
              101.5.............................      1,090
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 6.50%,
              7/1/08, AMBAC.....................      1,174
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.50%,
              7/1/09, AMBAC.....................      1,089
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 0.00%,
              1/1/10, FGIC......................        567
  2,600     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.63%,
              7/1/10, Callable 7/1/05 @ 102,
              AMBAC.............................      2,810
    500     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.75%,
              7/1/11, Callable 7/1/05 @ 102,
              AMBAC.............................        544
  2,750     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project S, 5.50%,
              7/1/08, AMBAC.....................      2,999
    500     State Turnpike Authority, Resource
              Recovery Revenue, 6.63%, 7/1/08,
              ETM...............................        559
  1,000     State Turnpike Authority, Resource
              Recovery Revenue, 1985 Series A,
              6.00%, 7/1/09, Callable 1/24/98 @
              100...............................      1,002
    215     State Turnpike Authority, Toll Road
              Revenue, 6.13%, 7/1/08, ETM.......        232
    535     University of Kentucky Revenues,
              Community Colleges, Educational
              Buildings Revenue, 6.30%, 5/1/02,
              Callable 11/1/01 @102.............        579

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,000     University of Kentucky Revenues,
              Community Colleges, Educational
              Buildings Revenue Bonds, 6.60%,
              5/1/01............................   $  1,079
    475     University of Kentucky Revenues,
              Community Colleges, Educational
              Buildings Revenue, Southeast,
              6.30%, 5/1/05, Callable 11/1/01
              @102..............................        518
    500     University of Louisville Revenues,
              Construction of Educational
              Buildings Revenue, Series I,
              5.40%, 5/1/07, Callable 5/1/03 @
              102...............................        530
    500     University of Louisville Revenues,
              Construction of Educational
              Buildings Revenue, Series I,
              5.40%, 5/1/08, Callable 5/1/03 @
              102...............................        528
    500     University of Louisville Revenues,
              Construction of Educational
              Buildings Revenue, Series I,
              5.40%, 5/1/09, Callable 5/1/03 @
              102...............................        525
  1,000     University of Louisville,
              Educational Buildings Revenue,
              5.38%, 5/1/06, Callable 5/1/03
              @102..............................      1,063
    330     Versailles County, Water & Sewer,
              Revenue, 6.30%, 12/1/09, Callable
              12/1/01 @103......................        361
    305     Warren County, Water District
              Revenue, 7.13%, 1/1/03, Callable
              7/1/99 @ 103, MBIA................        328

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  950     Winchester Utilities Revenue, 5.30%,
              7/1/09, Callable 7/1/03 @ 102.....   $    993
                                                   --------
                                                    121,760
                                                   --------
Louisiana (1.0%):
  3,000     Public Facilities Authority Revenue,
              Multi-Family, Series A, 0.00%,
              2/1/20, ETM.......................        933
  1,000     Public Facilities Authority Revenue,
              Series B, 0.00%, 12/1/19, ETM.....        313
                                                   --------
                                                      1,246
                                                   --------
Mississippi (0.6%):
  2,500     Home Corp., Residual Revenue, 0.00%,
              9/15/16, Callable 3/15/04 @ 41.6,
              ETM...............................        830
                                                   --------
Texas (0.3%):
  1,000     Central Housing Finance Corp.,
              Single Family Mortgage Revenue,
              Series A, 0.00%, 9/1/16, ETM......        379
                                                   --------
Total Municipal Bonds                               127,787
                                                   --------
INVESTMENT COMPANIES                                (1.5%):
  1,937     The One Group Municipal Money Market
              Fund, Fiduciary Class.............      1,937
                                                   --------
Total Investment Companies                            1,937
                                                   --------
Total (Cost $121,005) (a)                          $129,724
                                                   ========

------------

Percentages indicated are based on net assets of $131,149.
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation.....................................  $8,719
                   Unrealized depreciation.....................................      --
                                                                                 ------
                   Net unrealized appreciation.................................  $8,719
                                                                                 ======
AMBAC   Insured by AMBAC Indemnity Corp.
AMT     Alternative Minimum Tax Paper
ETM     Escrowed to Maturity
FGIC    Insured by Federal Guarantee Insurance Corp.
FHA     Insured by Federal Housing Administration
FNMA    Insured by Federal National Mortgage Association
FSA     Insured by Federal Security Assurance
GSL     Guaranteed Student Loans
MBIA    Insured by Municipal Bond Insurance Association
VA      Veterans Administration

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS (99.3%):
California (0.6%):
 $ 1,000    Escondido Multifamily Housing
              Revenue, 5.40%, 1/1/27, Callable
              7/1/05 @ 101.5, FNMA.............  $  1,052
                                                 --------
Colorado (1.2%):
   2,810    El Paso County, Single Family
              Mortgage Revenue, Series A,
              0.00%, 5/1/15, ETM...............     1,132
   2,335    Housing Finance Authority, Single
              Family Mortgage Revenue, 0.00%,
              9/1/14, ETM......................       982
                                                 --------
                                                    2,114
                                                 --------
Kansas (0.5%):
   1,000    Kansas City, Single Family Mortgage
              Revenue, Series 1983 A, 0.00%,
              12/1/14, ETM.....................       422
   1,390    Saline County, Single Family
              Mortgage Revenue, Series 1983 A,
              0.00%, 12/1/15, ETM..............       553
                                                 --------
                                                      975
                                                 --------
Massachusetts (0.6%):
   1,000    State GO, 6.75, 8/1/09, Callable
              8/1/01@ 102, AMBAC...............     1,098
                                                 --------
Mississippi (0.6%):
   3,000    Home Corp., Residual Revenue,
              0.00%, 9/15/16, Callable 3/15/04
              @ 41.6, ETM......................       996
                                                 --------
Missouri (0.7%):
   1,000    State Health, Revenue, 6.40%,
              6/1/10, MBIA.....................     1,169
                                                 --------
Ohio (94.0%):
   1,000    Adams County, GO, School District,
              5.45%, 12/1/08, Callable 12/1/05
              @ 102, MBIA......................     1,079
   1,000    Air Quality Development Authority,
              Pollution Control Revenue, Ohio
              Edison, 7.45%, 3/1/16, Callable
              3/1/00 @ 102, FGIC...............     1,081
   1,045    Akron Sewer Systems, Revenue,
              5.30%, 12/1/05, MBIA.............     1,117
   1,000    Akron Sewer Systems, Revenue,
              5.65%, 12/1/08, Callable 12/1/06
              @ 102, MBIA......................     1,094
   1,000    Akron, Bath, Copley Ohio Hospital
              Revenue, 7.45%, 11/15/20,
              Prerefunded 11/15/00 @ 102,
              AMBAC............................     1,109
   1,000    Allen County, Justice Center, GO,
              7.00%, 12/1/15, Prerefunded
              12/1/01 @ 101, AMBAC.............     1,113

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 3,000    Bexley School District, GO, 6.50%,
              12/1/16, Prerefunded 12/1/01
              @102.............................  $  3,307
   1,000    Big Walnut Ohio School District,
              GO, 7.30%, 6/1/15, Prerefunded
              6/1/01 @ 102, AMBAC..............     1,120
     250    Big Walnut Ohio School District,
              GO, 5.10%, 12/1/15, Callable
              12/01/07 @ 101, AMBAC............       251
     725    Bowling Green State University,
              Revenue, 5.65%, 6/1/11, Callable
              6/1/06 @ 101, AMBAC..............       782
   1,000    Butler County, Hospital Facilities,
              6.75%, 11/15/10, Callable
              11/15/01 @ 102, FGIC.............     1,100
     750    Cincinnati, GO, 6.75%, 12/1/00.....       808
   2,775    Clermont County, Waterworks,
              Revenue, 6.63%, 12/1/15,
              Prerefunded 12/1/01 @102, AMBAC..     3,076
   1,000    Cleveland Airport Systems Revenue,
              Series A, AMT, 5.13%, 1/1/13,
              Callable 1/1/08 @ 101............       999
   4,500    Cleveland Public Power System,
              Revenue, 6.40%, 11/15/06,
              Callable 11/15/04 @ 102, MBIA....     5,075
   3,000    Cleveland Public Power System,
              Revenue, 0.00%, 11/15/11, MBIA...     1,535
   1,000    Cleveland Stadium Project, 5.25%,
              11/15/12, Callable 11/15/07 @
              102, AMBAC.......................     1,030
   2,000    Cleveland Waterworks, Revenue,
              5.50%, 1/1/13, MBIA..............     2,144
   1,850    Cleveland Waterworks, Revenue,
              Series F-92B, 6.25%, 1/1/06,
              Callable 1/1/02 @ 102, AMBAC.....     2,015
   3,750    Cleveland Waterworks, Revenue,
              Series F-92B, 6.50%, 1/1/11,
              Callable 1/1/02 @ 102, AMBAC.....     4,095
      50    Cleveland Waterworks, Revenue,
              Series F-92B, 6.50%, 1/1/11,
              Prerefunded 1/1/02 @102, AMBAC...        55
     500    Cleveland, GO, 7.50%, 8/1/07,
              Prerefunded 2/1/03 @ 100, AMBAC..       575
   1,000    Cleveland, GO, 6.88%, 7/1/09,
              Prerefunded 7/1/99 @102, MBIA....     1,062
   1,000    Cleveland, GO, 6.38%, 7/1/12,
              Callable 7/1/02 @ 102, MBIA......     1,106

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,225    Columbus Municipal Airport No.
              30-E-U, GO, 6.20%, 4/15/04,
              Callable 4/15/01 @ 100...........  $  1,305
   1,000    Columbus Sewer Improvements, GO,
              6.75%, 9/15/06, Callable 9/15/01
              @ 100............................     1,094
   2,285    Columbus Waterworks Enlargement No.
              44, GO, 6.00%, 5/1/11, Callable
              5/1/03 @ 102.....................     2,501
   1,000    Columbus Waterworks Enlargement No.
              44, GO, 6.00%, 5/1/12, Callable
              5/1/03 @ 102.....................     1,094
   1,000    Columbus, GO, 6.40%, 1/1/07,
              Callable 1/1/02 @ 102............     1,096
   1,000    Columbus, GO, 5.00%, 06/15/12,
              Callable 6/15/08 @ 101...........     1,021
   1,000    Cuyahoga County, Hospital Revenues,
              5.13%, 2/15/13, Callable 2/15/07
              @ 102, MBIA......................     1,008
   1,000    Cuyahoga County, Hospital Revenues,
              Series A, 5.50%, 1/15/10,
              Callable 1/15/06 @ 102, MBIA.....     1,063
   1,000    Cuyahoga County, Jail Facilities,
              GO, 7.00%, 10/1/13, Prerefunded
              10/1/01 @ 102....................     1,114
   1,500    Cuyahoga County, Public
              Improvements, GO, 6.70%, 10/1/10,
              Prerefunded 10/1/99 @102.........     1,597
   1,000    Delaware County, Library District,
              GO, 7.25%, 11/1/10, Prerefunded
              11/1/00 @102.....................     1,106
   1,000    Delaware County, Sewer, GO, 5.60%,
              12/1/10, Callable 12/1/05 @
              101..............................     1,068
   2,165    Dublin City School District, GO,
              0.00%, 12/1/09, MBIA.............     1,253
   2,150    Dublin City School District, GO,
              0.00%, 12/1/10, MBIA.............     1,174
   1,650    Dublin City School District, GO,
              0.00%, 12/1/11, MBIA.............       848
   1,185    Dublin City School District, GO,
              5.00%, 12/1/12, Callable 12/1/07
              @ 101, MBIA......................     1,197
   1,000    Fairfield County, Hospital
              Improvement Revenue,
              Lancaster-Fairfield Community
              Hospital, 7.10%, 6/15/21,
              Prerefunded 6/15/01 @102, MBIA...     1,113
     500    Fairfield County, School District,
              GO, 7.75%, 12/1/09, Callable
              12/1/98 @ 102, AMBAC.............       528

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,500    Franklin County, Health Care
              Facilities Revenue, 5.50%,
              11/1/16, Callable 11/1/02 @
              102..............................  $  1,510
   1,000    Franklin County, Health Care
              Facilities Revenue, 5.50%,
              7/1/17, Callable 07/01/08 @
              101..............................       989
   1,290    Franklin County, Hospital Revenue,
              Children's Hospital, 5.65%,
              11/1/08, Callable 11/1/06 @
              101..............................     1,401
   1,065    Franklin County, Hospital Revenue,
              Children's Hospital, 5.75%,
              11/1/09, Callable 11/1/06 @
              101..............................     1,157
     800    Franklin County, Hospital Revenue,
              Children's Hospital, 5.80%,
              11/1/10, Callable 11/1/06 @
              101..............................       869
   2,000    Franklin County, Hospital Revenue,
              Children's Hospital Project,
              Series A, 6.50%, 5/1/07, Callable
              11/1/02 @ 102....................     2,215
   1,000    Franklin County, Hospital Revenue,
              Children's Hospital Project,
              Series A, 6.60%, 11/1/11,
              Callable 11/1/01 @ 102...........     1,103
   1,000    Franklin County, Hospital Revenue,
              Holy Cross Health, 7.65%, 6/1/10,
              Prerefunded 6/1/00 @ 102, AMBAC..     1,101
   1,000    Franklin County, Hospital Revenue,
              Riverside United, Series B,
              7.60%, 5/15/20, Prerefunded
              5/15/00 @ 102....................     1,098
   1,000    Greater Cleveland Regional
              Transportation Authority, GO,
              5.60%, 12/1/11, Callable 12/1/06
              @ 101, FGIC......................     1,073
   1,600    Greene County, GO, 6.25%, 12/1/09,
              Callable 12/1/02 @ 102, AMBAC....     1,761
   1,000    Greene County, Water System,
              Revenue, 6.85%, 12/1/11, Callable
              12/1/01 @ 102, AMBAC.............     1,107
   1,500    Hamilton County, Building
              Improvement, Museum Center, GO,
              6.50%, 12/1/09, Callable 12/1/01
              @ 102............................     1,649
   1,500    Hamilton County, Economic
              Development, Housing Revenue,
              AMT, 5.50%, 1/1/12, Callable
              1/1/07 @ 102, FNMA...............     1,544
   1,500    Hamilton County, Electric Systems,
              Revenue, 6.13%, 10/15/08,
              Callable 10/15/02 @ 102, FGIC....     1,637

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,500    Hamilton County, Hospital
              Facilities, Bethesda Hospital,
              Series A, 6.25%, 1/1/12, Callable
              1/1/03 @ 102.....................  $  1,618
   1,265    Hamilton County, Hospital
              Facilities, Christ Hospital,
              Series B, 6.63%, 1/1/06, Callable
              1/1/01 @ 100, FGIC...............     1,355
     380    Hamilton County, Sewer System,
              Revenue, 6.30%, 12/1/01,
              Prerefunded 6/1/01 @102..........       413
   1,000    Hamilton Waterworks, Revenue, Water
              Utility Improvement, 6.40%,
              10/15/07, Callable 10/15/01 @
              102, MBIA........................     1,094
   1,250    Housing Finance Agency, Revenue,
              Mortgage, Series A-1, 6.20%,
              9/1/14, Callable 3/1/05 @ 102,
              GNMA.............................     1,338
   1,000    Huron County, Correctional
              Facility, Issue I, GO, 5.70%,
              12/1/11, Callable 12/1/07 @ 102,
              MBIA.............................     1,100
   1,000    Kent State University, General
              Receipts Revenue, 6.45%, 5/1/12,
              Callable 5/1/02 @ 102, AMBAC.....     1,095
   3,000    Lakewood Sanitation Sewer System,
              Revenue, Special Obligation,
              6.40%, 12/1/11, Callable 12/1/01
              @ 102............................     3,263
   1,000    Logan County School District, GO,
              7.10%, 12/1/12, Prerefunded
              12/1/01 @ 101, AMBAC.............     1,117
   1,000    Lorain County, Hospital Revenue,
              6.00%, 9/1/05, MBIA..............     1,108
   1,000    Lorain County, Hospital Revenue,
              5.63%, 9/1/12, Callable 9/1/07 @
              102, MBIA........................     1,078
   1,000    Marysville School District, GO,
              7.20%, 12/1/10, Prerefunded
              12/1/00 @ 102, AMBAC.............     1,104
   1,000    Miami County, GO, 5.25%, 12/1/17,
              Callable 12/1/7 @ 102............     1,006
   2,500    Middleburg Heights Hospital, 5.70%,
              8/15/10, Callable 8/15/08 @ 102,
              FSA..............................     2,756
   1,000    Montgomery County Hospital, 5.35%,
              12/1/08, Callable 12/1/07 @
              101..............................     1,025
     325    Montgomery County Hospital, 5.65%,
              12/1/12, Callable 12/1/07 @
              101..............................       335
   2,000    Montgomery County, Sisters of
              Charity, Series A, 6.50%,
              5/15/08, Callable 5/15/01 @ 102,
              MBIA.............................     2,180
   1,000    North Royalton, GO, 7.50%, 12/1/11,
              Callable 12/1/00 @ 102...........     1,110

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,000    Northeast Ohio Regional Sewer
              District Wastewater, Revenue,
              6.50%, 11/15/08, Prerefunded
              11/15/01 @101, AMBAC.............  $  1,095
     940    Ohio Capital Corp. for Housing,
              5.60%, 1/1/07, Callable 7/1/03 @
              102, MBIA........................       980
     665    Ohio Housing Finance, Revenue,
              7.50%, 9/1/10, Callable 9/1/00 @
              102, GNMA........................       708
   1,000    Ohio State University, University &
              College Improvements, Revenue,
              5.50%, 12/1/03, Callable 12/1/02
              @ 102............................     1,067
     500    Olentangy Local School District,
              GO, 7.75%, 12/1/11, BIG..........       655
     565    Olmstead Falls Ohio School
              District, GO, 6.85%, 12/15/11,
              Prerefunded 12/15/04 @ 102,
              FGIC.............................       660
   1,250    Olmstead Falls, Local School
              District, Revenue, 0.00%,
              12/15/10, AMBAC..................       677
     500    Orrville Electric Revenue, 7.50%,
              12/1/10, Callable 12/1/98 @ 102,
              AMBAC............................       527
   1,000    Ottawa County, GO, 7.00%, 9/1/11,
              Callable 9/1/01 @ 102, AMBAC.....     1,107
   1,000    Pickerington Local School District,
              GO, 7.00%, 12/1/13, Prerefunded
              12/1/00 @102, AMBAC..............     1,099
   1,000    Piqua City School District, GO,
              5.20%, 12/01/15, Callable 12/1/7
              @ 102, FGIC......................     1,014
   2,600    Portage County, Robinson Memorial
              Hospital Project, 5.63%,
              11/15/07, Callable 11/15/04 @102,
              MBIA.............................     2,816
   2,220    Rocky River City School District,
              School Improvements, GO, 6.90%,
              12/1/11, Callable 2/1/00 @ 102...     2,431
   1,000    Saint Mary's Electric Systems
              Mortgage, Revenue, 7.15%,
              12/1/10, Callable 2/1/00 @ 102,
              AMBAC............................     1,103
   1,000    Sandusky City School District, GO,
              7.30%, 12/1/10, Callable 12/1/00
              @ 102............................     1,106
   1,000    Shaker Heights City Schools, GO,
              7.10%, 12/15/10..................     1,218
   1,710    Springfield County, School
              District, GO, 0.00%, 12/1/12,
              AMBAC............................       826

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,000    Springfield, GO, 6.88%, 9/1/06,
              Callable 9/1/01 @ 102, AMBAC.....  $  1,110
   1,000    State Building Authority, 7.35%,
              4/1/09, Prerefunded 4/1/00 @ 102,
              MBIA.............................     1,090
   2,000    State Building Authority, Adult
              Correctional Building, Series A,
              6.13%, 10/1/09, Callable 10/1/03
              @ 102............................     2,206
   1,000    State Building Authority, Adult
              Correctional Building, Series A,
              5.50%, 4/1/13, Callable 4/1/07 @
              101, AMBAC.......................     1,056
   1,000    State Building Authority, Highway
              Safety Building, 5.38%, 10/1/09,
              AMBAC............................     1,065
   1,000    State Building Authority, State
              Correctional Facilities, Series
              A, 6.50%, 10/1/01................     1,085
   1,165    State Building Authority, State
              Facilities Transportation
              Building Fund, Series A, 6.50%,
              9/1/09, Callable 9/1/04 @ 102,
              AMBAC............................     1,317
   1,000    State Building Authority, State
              Facilities, Administration
              Building Funds, Series A, 5.75%,
              10/1/06, Callable 10/1/04 @ 102,
              MBIA.............................     1,097
   2,000    State Building Authority, State
              Facilities, J. Rhodes, Series A,
              6.38%, 6/1/07, Callable 6/1/01 @
              102..............................     2,174
   1,000    State Educational Loan Revenue,
              Series A-1, AMT, 5.40%, 12/1/09,
              Callable 6/1/07 @ 102, AMBAC.....     1,053
   1,750    State Elementary & Secondary
              Education, Revenue, 5.63%,
              12/1/06..........................     1,911
   2,510    State Fresh Water Development, GO,
              5.80%, 6/1/11, Callable 6/1/05 @
              102, AMBAC.......................     2,734
   1,150    State Higher Educational Facilities
              Revenue, 0.00%, 7/1/10...........     1,124
   1,200    State Higher Educational Facilities
              Revenue, 5.25%, 10/1/12, Callable
              10/1/07 @ 101....................     1,231
     200    State Higher Educational Facilities
              Revenue, 7.25%, 12/1/12, Callable
              12/1/00 @ 102, FGIC..............       220
     800    State Higher Educational Facilities
              Revenue, 7.25%, 12/1/12, Callable
              12/01/00 @ 102, FGIC.............       885

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,000    State Higher Educational
              Facilities, Revenue, Case
              Western, 7.13%, 10/1/14, Callable
              10/1/00 @ 102....................  $  1,098
   1,545    State Housing Finance, Mortgage
              Revenue, Series B-3, AMT, 5.25%,
              9/1/10, Callable 9/1/07 @ 102,
              GNMA.............................     1,579
   1,000    State Liquor Profits Revenue,
              6.85%, 9/1/00....................     1,072
   1,000    Strongsville, GO, 6.70%, 12/1/11,
              Callable 12/1/06 @ 102...........     1,159
   1,335    Strongsville, GO, 5.05%, 12/01/14,
              Callable 12/01/07 @ 101..........     1,349
     800    Toledo Sewer Revenue, 6.20%,
              11/15/02, AMBAC..................       874
   1,000    Toledo Sewer System Revenue, 7.38%,
              11/15/10, Callable 11/15/98 @
              102, MBIA........................     1,050
   1,000    Toledo, GO, 5.63%, 12/1/11,
              Callable 12/1/06 @ 102, AMBAC....     1,085
   1,000    Toledo, GO, Series B, 0.00%,
              12/1/11, FGIC....................       507
   1,000    University of Cincinnati, Revenue,
              7.30%, 6/1/09, Prerefunded 6/1/99
              @ 100............................     1,047
   1,000    University of Cincinnati, Revenue,
              General Receipts, University &
              College Improvements, 7.00%,
              6/1/11, Prerefunded 6/1/01 @
              102..............................     1,106
   1,000    University of Cincinnati, Revenue,
              Certificates of Participation,
              University & College
              Improvements, 6.75%, 12/1/09,
              Callable 12/1/01 @ 102, MBIA.....     1,101
   1,000    University of Cincinnati, Revenue,
              General Receipts, 5.75%, 6/1/13,
              Callable 6/1/06 @ 101............     1,070
   1,000    University of Cincinnati, Revenue,
              General Receipts, Health &
              Hospital Improvements, 7.10%,
              6/1/10, Callable 6/1/99 @ 102....     1,063
   1,000    University of Cincinnati, Revenue,
              Series R2, 6.25%, 6/1/09,
              Callable 12/1/02 @ 102...........     1,106
   1,000    Water Development Authority,
              Pollution Control Facilities,
              5.50%, 12/1/09, Callable 6/1/05 @
              101, MBIA........................     1,065

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,500    Water Development Authority, Water
              Development Revenue, 7.00%,
              12/1/09, Callable 6/1/00 @ 102,
              ETM, AMBAC.......................  $  1,771
   1,000    Westerville, Minerva Park & Blendon
              Joint Township, Saint Ann's
              Hospital, Series B, 6.80%,
              9/15/06, Callable 9/15/01 @ 102,
              AMBAC............................     1,140
   2,750    Westerville, Minerva Park & Blendon
              Joint Township, Saint Ann's
              Hospital, Series B, 7.00%,
              9/15/12, Callable 9/15/01 @ 102,
              AMBAC............................     3,230
     500    Westlake Ohio Safety, GO, 7.65%,
              12/1/08, Callable 12/1/98 @
              102..............................       528
   1,000    Worthington City School District,
              GO, 7.45%, 12/1/12, Prerefunded
              12/1/99 @102, MBIA...............     1,083
                                                 --------
                                                  167,747
                                                 --------

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas (0.5%):
 $ 2,500    Southeast Texas Housing Financial
              Corp., Revenue, 0.00%, 9/1/17,
              ETM, MBIA........................  $    900
                                                 --------
Washington (0.6%):
   1,000    State, Series A & AT-6, GO, 6.25%,
              2/1/11...........................     1,151
                                                 --------
  Total Municipal Bonds........................   177,202
                                                 --------
INVESTMENT COMPANIES (0.2%):
     273    Fidelity Ohio Tax Free Money Market
              Fund.............................       273
       0    The One Group Ohio Municipal Money
              Market Fiduciary Class (b).......         0
                                                 --------
  Total Investment Companies                          273
                                                 --------
Total (Cost $164,591) (a)                        $177,475
                                                 ========

------------

Percentages indicated are based on net assets of $178,334.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows
    (amounts in thousands):

                   Unrealized appreciation.....................................  $12,884
                   Unrealized depreciation.....................................       --
                                                                                 -------
                   Net unrealized appreciation.................................  $12,884
                                                                                 =======

(b) Rounds to less than 1,000.

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1997.

AMBAC  Insured by AMBAC Indemnity Corp.
AMT    Alternative Minimum Tax Paper
BIG    Insured by Bond Insurance Guarantee
ETM    Escrowed to Maturity
FGIC   Insured by Federal Guarantee Insurance Corp.
FNMA   Insured by Federal National Mortgage Association
FSA    Insured by Federal Security Assurance
GNMA   Insured by Government National Mortgage Association
GO     General Obligation
MBIA   Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS (100.4%):
Louisiana (100.4%):
 $ 1,165    Ascension Parish, Gravity Drain,
              Sales & Use Tax, 5.40%, 12/1/07,
              Callable 12/1/06 @ 100, FGIC.......   $  1,248
   1,230    Ascension Parish, Gravity Drain,
              Sales & Use Tax, 5.50%, 12/1/08,
              Callable 12/1/06 @ 100, FGIC.......      1,320
   2,500    Bastrop, Industrial Development
              Board, Pollution Control Revenue,
              International Paper Co. Project,
              6.90%, 3/1/07, Callable 3/1/02 @
              102................................      2,764
     700    Baton Rouge, Public Improvements
              Sales & Use Tax, 6.85%, 8/1/00,
              Callable 8/1/99 @ 102, AMBAC.......        743
     800    Baton Rouge, Public Improvements
              Sales & Use Tax, 6.90%, 8/1/01,
              Callable 8/1/99 @ 102, AMBAC.......        851
     765    Baton Rouge, Public Improvements
              Sales & Use Tax, 6.38%, 8/1/09,
              Callable 8/1/01 @ 101.5, FSA.......        830
   2,000    Baton Rouge, Public Improvements
              Sales & Use Tax, Series A, 6.00%,
              8/1/04, Callable 8/1/01 @ 101.5,
              FSA................................      2,146
     700    Bossier City, Public Improvements
              Sales & Use Tax Revenue, 5.05%,
              11/1/11, Callable 11/1/07 @ 100,
              FGIC...............................        715
     805    Bossier City, Public Improvements
              Sales & Use Tax Revenue, Series ST,
              6.20%, 11/1/07, Callable 11/1/01 @
              102, AMBAC.........................        876
     400    Bossier City, Public Improvements
              Sales & Use Tax, Series ST-1989,
              6.88%, 11/1/06, Callable 11/1/99 @
              101.5, FGIC........................        427
     400    Bossier City, Public Improvements
              Sales & Use Tax, Series ST-1989,
              6.88%, 11/1/07, Callable 11/1/99 @
              101.5, FGIC........................        427
     550    Bossier City, Public Improvements
              Sales & Use Tax, Series ST-1989,
              6.88%, 11/1/08, Callable 11/1/99 @
              101.5, FGIC........................        586
   1,415    Caddo Parish, GO, 5.25%, 2/1/06,
              Callable 2/1/05 @ 100, MBIA........      1,492
     750    Caddo Parish, GO, 5.25%, 2/1/08,
              Callable 2/1/05 @ 100, MBIA........        783
     470    Caddo Parish, Industrial Development
              Board, Wal-Mart Stores, Inc.
              Project, 5.95%, 11/1/07, Callable
              5/1/98 @ 101.5.....................        479
     500    Calcasieu Parish, School District
              #22, Ward 3, Series A, GO, 7.10%,
              2/1/01, Callable 2/1/99 @ 100,
              BIG................................        517

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $ 1,500    De Soto Parish, Pollution Control
              Revenue, International Paper Co.
              Project--Series A, 5.05%,
              12/1/02............................   $  1,570
     910    East Baton Rouge Parish, Sales & Use
              Tax, 5.80%, 2/1/09, Callable 2/1/05
              @ 101.5, FGIC......................        990
   2,280    East Baton Rouge Parish, Sales & Use
              Tax, Series A, 8.00%, 2/1/02,
              FGIC...............................      2,608
   1,085    East Baton Rouge Parish, Sales & Use
              Tax, Series ST, 5.15%, 2/1/05,
              Callable 2/1/03 @ 101.5............      1,133
     500    East Baton Rouge Parish, Sales & Use
              Tax, Series ST, 5.80%, 2/1/07,
              Callable 2/1/05 @ 101.5, FGIC......        547
   1,000    East Baton Rouge Parish, Sales & Use
              Tax, Series ST, 5.10%, 2/1/07,
              Callable 2/1/06 @ 101.5, FGIC......      1,050
     845    East Baton Rouge Parish, Sales & Use
              Tax, Series ST, 5.80%, 2/1/08,
              Callable 2/1/05 @ 101.5, FGIC......        921
   1,280    East Baton Rouge, Mortgage Finance
              Authority, Single Family Mortgage,
              Series B, 5.45%, 10/1/03, GNMA.....      1,323
     500    East Baton Rouge, Parish Sales & Use
              Tax, 7.10%, 2/1/00, Callable 2/1/99
              @ 101.5, MBIA......................        525
   1,560    Houma Utilities Revenue, 6.13%,
              1/1/07, Callable 1/1/02 @ 102,
              FGIC...............................      1,692
     490    Housing Finance Agency, Mortgage
              Revenue, Series D-2, AMT, 6.10%,
              12/1/11, Callable 12/1/06 @ 102....        524
     575    Housing Finance Agency, Mortgage
              Revenue, Single Family A-1, 5.70%,
              6/1/15, Callable 6/1/05 @ 102......        595
   1,185    Iberia Home Mortgage Authority,
              Single Family Mortgage Revenue,
              7.38%, 1/1/11, Callable 7/1/03 @
              103................................      1,288
     400    Jefferson Parish, Construction
              Waterworks, Revenue, District #2,
              7.25%, 1/15/00, Callable 1/15/98
              @ 100..............................        407
   1,680    Jefferson Parish, Drain Sales Tax
              Revenue, 6.50%, 11/1/06, Callable
              11/1/01 @ 100, AMBAC...............      1,822
     290    Jefferson Parish, Home Mortgage
              Authority, Single Family Mortgage
              Revenue, Sub-Series B, 4.50%,
              6/1/13, Callable 12/1/03 @ 102.....        293
     500    Jefferson Parish, School Board Sales
              & Use Tax Revenue, 6.05%, 2/1/02,
              MBIA...............................        537

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $ 1,100    Jefferson Parish, School Board Sales
              & Use Tax Revenue, 6.15%, 2/1/03,
              Callable 2/1/02 @ 102, MBIA........   $  1,200
   5,760    Jefferson Parish, School Board Sales
              & Use Tax Revenue, 6.25%, 2/1/08,
              Callable 2/1/02 @ 102, MBIA........      6,277
   4,670    Jefferson, Sales Tax District
              Special, Tax Revenue, Series A,
              6.75%, 12/1/06, Callable 12/1/02 @
              100, FGIC..........................      5,176
     755    Kenner, Sales & Use Tax Revenue,
              5.75%, 6/1/06, Callable 6/1/02 @
              103, FGIC..........................        813
   1,525    La Foursche Parish Louisiana School
              District #1 Parish Wide, GO, 5.00%,
              2/1/13, Callable 2/1/08 @ 100,
              FSA................................      1,536
   1,000    Lafayette Parish, GO, 7.80%, 3/1/01,
              Callable 3/1/98 @ 102, FGIC........      1,026
     750    Lafourche Parish, Hospital Service,
              District #3, Hospital Revenue,
              5.50%, 10/1/04, Callable 10/1/03 @
              102................................        784
     650    Lafourche Parish, Water District #1,
              Water Revenue, 5.63%, 1/1/01.......        676
     500    Lincoln Parish, School District #1,
              GO, Ruston, 6.20%, 3/1/03, Callable
              3/1/01 @ 100, MBIA.................        530
   1,465    Lincoln Parish, School District #1,
              GO, Ruston, 6.40%, 3/1/05, Callable
              3/1/01 @ 100, MBIA.................      1,562
   1,000    Louisiana State University &
              Agriculture & Mechanical College,
              University Revenues, 6.00%, 7/1/07,
              Callable 7/1/06 @ 102, MBIA........      1,121
   1,120    Louisiana State University &
              Agriculture & Mechanical College,
              University Revenues, 5.50%, 7/1/13,
              Callable 7/1/06 @ 102, MBIA........      1,182
   1,220    Monroe Parish, Special School
              District, GO, 8.00%, 3/1/01,
              MBIA...............................      1,363
   1,300    Monroe Parish, Special School
              District, GO, 7.00%, 3/1/02,
              MBIA...............................      1,442
   1,390    Monroe Parish, Special School
              District, GO, 7.00%, 3/1/03,
              MBIA...............................      1,570
   1,230    Monroe Parish, Special School
              District, GO, 5.35%, 3/1/05,
              FGIC...............................      1,309
   1,320    Monroe Parish, Special School
              District, GO, 5.35%, 3/1/06,
              Callable 3/1/05 @ 100, FGIC........      1,400
   1,000    New Orleans Audubon Park, Revenue,
              5.00%, 4/1/12, Callable 4/1/07 @
              101, MBIA..........................      1,004

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $ 1,000    New Orleans, GO, 5.88%, 10/1/11,
              Callable 10/1/05 @ 101, AMBAC......   $  1,090
   3,250    New Orleans, GO, 0.00%, 9/1/17,
              AMBAC..............................      1,200
     550    New Orleans, GO, Public Improvement,
              Revenue, 5.85%, 11/1/07, Callable
              11/1/05 @ 100, FGIC................        599
   1,235    New Orleans, GO, Public Improvement,
              Series A, 5.00%, 12/1/13, Callable
              12/1/07 @ 100, AMBAC...............      1,238
   1,000    Orleans Parish School District, GO,
              5.13%, 9/1/13, Callable 3/1/08 @
              100, MBIA..........................      1,016
   1,000    Ouachita Parish, Hospital Service
              District #1, Glenwood Regional
              Medical Center, 5.70%, 5/15/16,
              Callable 5/15/10 @ 100, FSA........      1,066
   2,525    Ouachita Parish, Hospital Service
              District #1, Glenwood Regional
              Medical Center, Health Care
              Revenue, 7.50%, 7/1/06, Callable
              7/1/01 @ 102.......................      2,839
   1,655    Ouachita Parish, West School
              District, Series A, GO, 6.70%,
              3/1/06, Callable 3/1/01 @ 102,
              FSA................................      1,811
   2,000    Ouachita Parish, West School
              District, Series A, Revenue, 6.50%,
              3/1/03, Callable 3/1/01 @ 102,
              FSA................................      2,177
   1,440    Plaquemines Parish, GO, 6.40%,
              8/1/04, Callable 8/1/01 @ 102,
              AMBAC..............................      1,570
     420    Plaquemines Parish, Sales & Use Tax,
              6.70%, 12/1/08, Callable 12/1/01 @
              102................................        457
     410    Plaquemines Parish, Sales & Use Tax,
              6.70%, 12/1/09, Callable 12/1/01 @
              102................................        446
     605    Plaquemines Parish, School Board,
              Sales & Use Tax, 6.65%, 3/1/05,
              Callable 3/1/02 @ 102..............        667
   2,180    Public Facilities Authority Revenue,
              Alton Ochsner Medical Foundation,
              Series A, 6.30%, 5/15/04, Callable
              5/15/02 @102, MBIA.................      2,388
   1,000    Public Facilities Authority Revenue,
              Alton Ochsner Medical Project,
              Series B, 5.75%, 5/15/11, Callable:
              5/15/02 @ 100, MBIA................      1,048
   1,000    Public Facilities Authority Revenue,
              Indexed Caps, 5.88%, 2/15/11,
              Callable 2/15/03 @ 102, FGIC.......      1,071
   1,000    Public Facilities Authority Revenue,
              Lafayette General Medical Center
              Project, Hospital Revenue, 6.05%,
              10/1/04, Callable 10/1/02 @ 102,
              FSA................................      1,089

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $ 1,960    Public Facilities Authority Revenue,
              Loyola University, 6.60%, 4/1/05,
              Callable 4/1/02 @ 102..............   $  2,164
   2,525    Public Facilities Authority Revenue,
              Loyola University Project, 5.63%,
              10/1/10, Callable 10/1/07 @ 102,
              MBIA...............................      2,749
     500    Public Facilities Authority Revenue,
              Loyola University Project, Series
              A, 7.20%, 10/1/00, Callable 10/1/99
              @ 102..............................        537
   1,135    Public Facilities Authority Revenue,
              Mary Bird Perkins Cancer Center,
              5.50%, 1/1/04, FSA.................      1,206
   5,000    Public Facilities Authority Revenue,
              Multi-Family, Series A, 0.00%,
              2/1/20, ETM........................      1,553
     500    Public Facilities Authority Revenue,
              Our Lady of Lake Regional, Series
              C, Healthcare Revenue, 5.70%,
              12/1/04, Callable 12/1/01 @ 102,
              MBIA...............................        532
   7,500    Public Facilities Authority Revenue,
              Series B, 0.00%, 12/1/19, ETM......      2,350
     110    Public Facilities Authority Revenue,
              Sisters of Mercy, 7.38%, 6/1/09,
              Callable 6/1/99 @ 102..............        117
   2,145    Public Facilities Authority Revenue,
              Tulane University, 6.25%, 7/15/06,
              Callable 7/15/01 @ 102.............      2,316
     735    Public Facilities Authority Revenue,
              Tulane University, 5.55%, 10/1/07,
              Callable 10/1/06 @ 102, AMBAC......        800
   1,605    Public Facilities Authority Revenue,
              Tulane University, 5.75%, 10/1/09,
              Callable 10/1/06 @ 102, AMBAC......      1,767
     300    Public Facilities Authority Revenue,
              Tulane University, Series A, 7.50%,
              5/15/00, Callable 5/15/98 @ 102....        310
     225    Public Facilities Authority Revenue,
              Tulane University, Series A1,
              5.80%, 2/15/04, Callable 2/15/03 @
              102, FGIC..........................        243
   1,235    Public Facilities Authority Revenue,
              Womens Hospital Foundation,
              Healthcare Revenue, 6.85%, 10/1/05,
              Callable 10/1/02 @ 102.............      1,390
     730    Public Facilities Authority Revenue,
              Womens Hospital Foundation,
              Healthcare Revenue, 5.40%, 10/1/05,
              Callable 10/1/04 @ 102, FGIC.......        776
   1,715    Public Facilities Authority Revenue,
              Womens Hospital Foundation,
              Healthcare Revenue, 5.50%, 10/1/06,
              Callable 10/1/04 @ 102, FGIC.......      1,840

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $   500    Public Facilities Authority Revenue,
              Womens Hospital Foundation,
              Healthcare Revenue, 6.00%, 10/1/10,
              FSA................................   $    567
   2,000    Public Facilities Authority Revenue,
              Xavier University, 5.13%, 9/1/12,
              Callable 9/1/07 @ 102, MBIA........      2,051
     500    Rapides Parish, Consolidated School
              District #62, GO, 7.25%, 4/1/00,
              Callable 4/1/99 @ 100, MBIA........        521
   1,475    Rapides Parish, School District #11,
              Rigolette--Series 1990, GO, 6.95%,
              2/1/02, Callable 2/1/00 @ 100,
              FGIC...............................      1,559
   2,350    Saint Charles Parish, School District
              #1, GO, 6.45%, 3/1/06, Callable
              3/1/02 @ 100, AMBAC................      2,543
     480    Shreveport, GO, 6.20%, 3/1/02,
              Callable 3/1/01 @ 100, AMBAC.......        509
     500    Shreveport, GO, 6.70%, 2/1/03,
              Prerefunded 2/1/00 @ 100, AMBAC....        527
     480    Shreveport, GO, 5.90%, 2/1/07,
              Callable 2/1/03 @ 100..............        511
     930    Shreveport, Water & Sewer Revenue,
              Series A, 7.75%, 12/1/02, FGIC.....      1,078
     500    Shreveport, Water & Sewer Revenue,
              Series A, 6.25%, 12/1/03, FGIC.....        553
   1,000    South Port Community, Port Revenue,
              Cargill, Inc. Project, 5.85%,
              4/1/17, Callable 4/1/07 @ 102......      1,056
     750    St. Charles Parish, Public
              Improvements Sales Tax,, 6.60%,
              11/1/07, Callable 11/1/99 @ 102....        795
     870    St. John Baptist Parish, School
              District #1, GO, 6.25%, 3/1/05,
              Callable 3/1/02 @ 100..............        928
   1,815    St. Tammany Parish, Hospital Service,
              District #1, Hospital Revenue,
              6.30%, 7/1/07, Callable 7/1/02 @
              102................................      1,958
   1,000    St. Tammany Parish, Sales & Use Tax,
              District #3, Series A, 6.50%,
              12/1/02, Callable 12/1/99 @ 102,
              FGIC...............................      1,064
     750    St. Tammany Parish, Sales & Use Tax,
              District #3, Series A, 6.50%,
              12/1/05, Callable 12/1/99 @ 102,
              FGIC...............................        798
     400    St. Tammany Parish, School District
              #12, GO, 6.50%, 3/1/04, Callable
              3/1/01 @ 100, FGIC.................        428

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $ 1,665    Stadium & Exposition District, Hotel
              Occupancy, Tax & Stadium Revenue,
              5.65%, 7/1/07, Callable 7/1/04 @
              102, FGIC..........................   $  1,805
   2,600    State Energy & Power Authority, Power
              Project Revenue, Rodemacher Unit
              #2, 6.75%, 1/1/08, Callable 1/1/01
              @ 102, FGIC........................      2,836
   1,500    State Gas & Fuels Tax Revenue, Series
              A, 7.25%, 11/15/04, Callable
              11/15/99 @ 102.....................      1,607
   2,750    State GO, 7.10%, 9/1/03, Callable
              9/1/00 @ 102, FSA..................      3,007
   4,000    State GO, Series A, 6.00%, 8/1/04,
              FGIC...............................      4,388
   3,000    State GO, Series A, 6.50%, 4/15/06,
              FGIC...............................      3,432
     430    State GO, Series A, 6.00%, 5/1/08,
              Callable 5/1/04 @ 102, AMBAC.......        473
   2,875    State GO, Series A, 5.80%, 08/1/10,
              MBIA...............................      3,203
     500    State GO, Series A, 6.10%, 5/1/11,
              Callable 5/1/04 @ 102, AMBAC.......        551
   3,000    State GO, Series B, 5.63%, 8/1/13,
              MBIA...............................      3,262
     500    State Offshore Terminal Authority,
              Deepwater Port Revenue, 1st Stage,
              Series B, 6.10%, 9/1/02............        534
   1,325    State Offshore Terminal Authority,
              Deepwater Port Revenue, 1st Stage,
              Series B, 6.25%, 9/1/04............      1,445
   1,435    Tangipahoa Parish, Consolidated
              School District #1, GO, 6.15%,
              12/1/07, Callable 12/1/02 @ 100....      1,544


SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $ 1,250    Tangipahoa Parish, Hospital Service
              District #1, Hospital Revenue,
              6.13%, 2/1/14, Callable 2/1/04 @
              102, AMBAC.........................   $  1,362
   1,285    Terrebonne Parish, Hospital Service
              District #1, Hospital Revenue,
              Terrebonne General Medical Center
              Project, 7.40%, 4/1/03, Callable
              4/1/98 @ 102, BIG..................      1,322
     690    Terrebonne Parish, Waterworks
              District #1, Water Revenue, 5.70%,
              11/1/06, Callable 11/1/03 @ 102,
              FGIC...............................        746
     500    Terrebonne Parish, Waterworks
              District #1, Water Revenue, 5.75%,
              11/1/08, Callable 11/1/03 @ 102,
              FGIC...............................        539
     555    Vermilion Parish, Hospital Service,
              District #2, Health Care Revenue,
              Series A, 6.35%, 5/1/00, MBIA......        584
                                                    --------
Total Municipal Bonds                                156,508
                                                    --------
INVESTMENT COMPANIES                                 (0.1%):
     224    The One Group Municipal Money Market
              Fund, Fiduciary Class..............        224
                                                    --------
  Total Investment Companies                             224
                                                    --------
Total (Cost $147,591) (a)                           $156,732
                                                    ========


------------

Percentages indicated are based on net assets of $155,950.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation.....................................  $9,141
                   Unrealized depreciation.....................................      --
                                                                                 ------
                   Net unrealized appreciation.................................  $9,141
                                                                                 ======
AMBAC  Insured by AMBAC Indemnity Corp.
AMT    Alternative Minimum Tax Paper
BIG    Insured by Bond Insurance Guarantee
ETM    Escrowed to Maturity
FGIC   Insured by Federal Guarantee Insurance Corp.
FSA    Insured by Federal Security Assurance
GNMA   Insured by Government National Mortgage Association
GO     General Obligation
MBIA   Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS (99.0%):
Arizona (0.4%):
 $ 1,000    Maricopa County, Individual
              Development Single Family
              Mortgage, Revenue, 0.00%,
              12/31/14, ETM....................  $    424
                                                 --------
Hawaii (0.4%):
     400    State GO, Series B, 8.13%,
              2/1/00...........................       433
                                                 --------
Ohio (0.8%):
     500    Columbus, GO, 8.13%, 5/1/04........       608
     250    Public Community Facilities, Higher
              Education Cap, Revenue, Series
              II-B, 5.38%, 11/1/00, AMBAC......       259
                                                 --------
                                                      867
                                                 --------
Puerto Rico (1.1%):
   1,000    Puerto Rico Industrial Tourist
              Educational, Medical and
              Environmental Control Facilities,
              Auxilio Mutuo Hospital Obligation
              Group, Revenue, 5.80%, 7/1/06,
              Callable 1/1/05 @ 102, MBIA......     1,105
                                                 --------
Rhode Island (0.2%):
     200    State Construction Capital
              Development, GO, Series B, 6.00%,
              5/15/98..........................       202
                                                 --------
Virginia (0.2%):
     200    State Public School Authority
              Revenue, Series A, 6.30%,
              8/1/01...........................       214
                                                 --------
West Virginia (95.9%):
     170    Bath & Waterworks Revenue, 5.80%,
              9/1/19, Callable 9/1/07 @ 102....       173
     200    Berkeley County, Building
              Community, Hospital Revenue, City
              Hospital Project, 5.40%,
              11/1/98..........................       202
   1,000    Berkeley County, Building
              Community, Hospital Revenue, City
              Hospital Project, 6.50%, 11/1/09,
              Callable 11/1/02 @ 102...........     1,077
   1,000    Berkeley County, Education Board,
              GO, 5.50%, 4/1/01................     1,043
     800    Berkeley County, Education Board,
              GO, 5.55%, 4/1/02................       842
     900    Berkeley County, Education Board,
              GO, 5.60%, 4/1/03................       957
     500    Berkeley County, Education Board,
              GO, 5.00%, 6/1/08, Callable
              6/1/05 @ 100, FGIC...............       516

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $ 1,525    Brooke Pleasants Tyler Wetzed
              Counties, Single Family Mortgage
              Revenue, 7.40%, 8/15/10, ETM.....  $  1,906
     225    Cabell County, Education Board, GO,
              6.10%, 5/1/99, MBIA..............       232
     150    Cabell County, Education Board, GO,
              6.20%, 5/1/00, MBIA..............       157
   1,670    Cabell County, Education Board, GO,
              6.60%, 5/1/04, MBIA..............     1,883
   1,500    Cabell County, Education Board, GO,
              6.00%, 5/1/06, MBIA..............     1,668
      85    Charles Town Residential Mortgage,
              Revenue, Series A, 5.40%,
              9/1/02...........................        89
      85    Charles Town Residential Mortgage,
              Revenue, Series A, 5.55%,
              3/1/03...........................        89
      85    Charles Town Residential Mortgage,
              Revenue, Series A, 5.70%, 9/1/04,
              Callable 3/1/03 @ 102............        90
   1,555    Charleston Building Community,
              Parking Facility Revenue, Capital
              Appreciation, 0.00%, 12/1/17.....       486
   1,570    Charleston Building Community,
              Parking Facility Revenue, Capital
              Appreciation, 0.00%, 12/1/18.....       458
   1,570    Charleston Building Community,
              Parking Facility Revenue, Capital
              Appreciation, 0.00%, 12/1/19.....       427
   1,010    Charleston Parking Revenue, Series
              B, 6.75%, 6/1/08, Callable
              12/1/04 @ 102....................     1,159
     790    Fairmont Waterworks, Revenue,
              5.30%, 7/1/09, Callable 7/1/07 @
              102, MBIA........................       840
     925    Fairmont Waterworks, Revenue,
              5.50%, 7/1/12, Callable 7/1/07 @
              102, MBIA........................       985
   2,500    Harrison County, Board of
              Education, GO, 6.40%, 5/1/07,
              FGIC.............................     2,880
   2,000    Harrison County, Community Special
              Obligation, Revenue, Series A,
              6.25%, 5/15/10, ETM..............     2,310
   1,500    Harrison County, Education Board,
              GO, 6.30%, 5/1/05, FGIC..........     1,691
      95    Huntington Residential Mortgage
              Revenue, 6.30%, 9/1/98...........        97
     735    Jackson County, Residential
              Mortgage Revenue, 7.38%, 6/1/10,
              FGIC, ETM........................       915

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $ 1,000    Kanawha County, Community Building
              Revenue, Charleston Hospital,
              7.50%, 11/1/08, Prerefunded
              11/1/99 @ 102, AMBAC.............  $  1,080
   3,910    Kanawha Mercer Nicholas Counties,
              Single Family Mortgage Revenue,
              0.00%, 2/1/15, Prerefunded 2/1/14
              @ 89.8...........................     1,547
   4,435    Kanawha-Putnam County, Single
              Family Mortgage Revenue, Series
              A, 0.00%, 12/1/16, AMBAC, ETM....     1,675
   1,682    Keyser Housing Corp. Mortgage
              Revenue, 7.25%, 4/1/21, Callable
              1/17/98 @ 101.5, FHA.............     1,701
     265    Marion County, Single Family
              Mortgage Revenue, 7.05%, 8/1/98,
              FGIC, ETM........................       270
   1,065    Marion County, Single Family
              Mortgage Revenue, 7.38%, 8/1/11,
              FGIC, ETM........................     1,304
     500    Marshall County, Special
              Obligation, Revenue, 6.50%,
              5/15/10, ETM.....................       580
   1,000    Monongalia County, Board of
              Education, GO, 7.00%, 4/1/03,
              MBIA.............................     1,133
     440    Monongalia County, Board of
              Education, GO, 7.00%, 4/1/04,
              MBIA.............................       507
     300    Monongalia County, Board of
              Education, GO, 7.00%, 4/1/05,
              MBIA.............................       351
   1,000    Monongalia County, Building
              Community, Healthcare Revenue,
              5.75%, 11/15/14, Callable
              11/15/02 @ 102...................     1,003
   1,000    Ohio County Board of Education, GO,
              5.00%, 6/1/13, Callable 6/1/08 @
              102..............................       995
     900    Parkersburg Waterworks & Sewer
              Revenue Bond, 5.70%, 9/1/13,
              Callable 9/1/06 @ 102, FSA.......       975
   1,295    Parkersburg Waterworks & Sewer
              System Revenue, 5.50%, 3/1/10,
              Callable 9/1/06 @ 102, FSA.......     1,393
   1,335    Parkersburg Waterworks & Sewer
              System Revenue, 5.50%, 9/1/10,
              Callable 9/1/06 @ 102, FSA.......     1,436
   2,610    Pleasants County, Pollution Control
              Revenue, Monongahela Power,
              6.38%, 11/1/07, Callable 1/17/98
              @ 100............................     2,613
   1,000    Pleasants County, Pollution Control
              Revenue, Potomac Power, 6.15%,
              5/1/15, Callable 5/1/05 @ 102,
              MBIA.............................     1,098

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $ 1,000    Pleasants County, Pollution Control
              Revenue, Potomac Power, 6.15%,
              5/1/15, Callable 5/1/05 @ 102,
              AMBAC............................  $  1,098
   1,750    Pleasants County, Pollution Control
              Revenue, West Penn Power, 6.15%,
              5/1/15, Callable 5/1/05 @ 102,
              AMBAC............................     1,921
   1,015    Putnam County Pollution Control
              Revenue, FMC Corp., 5.625%,
              10/1/13, Callable 10/1/07 @
              102..............................     1,037
   1,500    School Building Authority Revenue
              Capital Improvement, 5.25%,
              7/1/99, MBIA.....................     1,530
   1,750    School Building Authority Revenue
              Capital Improvement, 6.25%,
              7/1/01, MBIA.....................     1,879
   1,000    School Building Authority Revenue
              Capital Improvement, 5.50%,
              7/1/11, Callable 7/1/07 @ 102,
              AMBAC............................     1,068
     800    School Building Authority Revenue
              Capital Improvement, Series B,
              6.80%, 7/1/00, MBIA..............       854
   1,000    School Building Authority Revenue
              Capital Improvement, Series B,
              6.90%, 7/1/02, Callable 7/1/00 @
              102, MBIA........................     1,086
     500    School Building Authority Revenue
              Capital Improvement, Series B,
              6.95%, 7/1/03, Prerefunded 7/1/00
              @ 102, MBIA......................       544
     200    School Building Authority Revenue
              Capital Improvement, Series B,
              6.75%, 7/1/06, MBIA..............       234
   1,000    School Building Authority Revenue
              Capital Improvement, Series B,
              6.00%, 7/1/12, Callable 7/1/02 @
              100, MBIA........................     1,066
     500    State Building Common Lease
              Revenue, 6.70%, 7/1/02, Callable
              7/1/00 @ 102, MBIA...............       540
   1,000    State Building, Lottery Commission
              Revenue, Series A, 5.25%, 7/1/08,
              Callable 7/1/07 @ 102, MBIA......     1,057

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $ 1,000    State Building, Lottery Commission
              Revenue, Series A, 5.25%, 7/1/09,
              Callable 7/1/07 @ 102, MBIA......  $  1,053
     250    State GO, 5.25%, 3/1/01, Callable
              1/17/98 @ 100....................       250
     200    State GO, 5.70%, 6/1/01, Callable
              6/1/98 @ 100.....................       201
   1,200    State GO, 6.10%, 6/1/03, Callable
              1/17/98 @ 101....................     1,214
     250    State GO, Series A, 5.20%,
              2/1/99...........................       254
     300    State GO, Series A, 5.30%,
              2/1/00...........................       308
     600    State GO, Series A, 5.40%,
              2/1/01...........................       624
   2,500    State GO, Series A, 5.50%,
              2/1/02...........................     2,631
   1,000    State GO, Series B, AMT, 5.80%,
              11/1/11, Callable 11/1/06 @ 102,
              FGIC.............................     1,103
   1,000    State GO, Series B, AMT, 5.85%,
              11/1/12, Callable 11/1/06 @ 102,
              FGIC.............................     1,102
   1,075    State Hospital Finance Authority,
              4.50%, 8/1/05, FSA...............     1,083
   1,250    State Hospital Finance Authority,
              5.00%, 8/1/09,, Callable 8/1/07 @
              100, FSA.........................     1,279
   1,000    State Hospital Finance Authority,
              5.75%, 9/1/13, Callable 9/1/05 @
              102, MBIA........................     1,080
     100    State Hospital Finance Authority,
              Hospital Revenue, 6.80%, 8/1/98,
              FSA..............................       102
     625    State Hospital Finance Authority,
              Hospital Revenue, 5.50%, 1/1/02,
              MBIA.............................       656
     500    State Hospital Finance Authority,
              Hospital Revenue, 5.70%, 1/1/04,
              Callable 1/1/02 @ 102, MBIA......       534
     500    State Hospital Finance Authority,
              Hospital Revenue, 7.00%, 8/1/04,
              Callable 8/1/99 @ 102, FSA.......       533
   2,350    State Hospital Finance Authority,
              Hospital Revenue, 5.10%, 6/1/06,
              Callable 6/1/03 @ 102, MBIA......     2,452
   1,000    State Hospital Finance Authority,
              Hospital Revenue, 5.13%, 9/1/06,
              Callable 9/1/05 @102, MBIA.......     1,051
   1,000    State Hospital Finance Authority,
              Hospital Revenue, 7.00%, 8/1/09,
              Callable 8/1/99 @ 102, FSA.......     1,065
     140    State Housing Development, 5.50%,
              11/1/98, FHA.....................       142

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $   450    State Housing Development, 7.00%,
              5/1/99, Callable 1/3/98 @ 102,
              FHA..............................  $    460
     190    State Housing Development, 6.30%,
              11/1/03, Callable 5/1/02 @ 103,
              FHA..............................       204
     195    State Housing Development, 6.40%,
              5/1/04, Callable 5/1/02 @ 103,
              FHA..............................       211
     205    State Housing Development, 6.40%,
              11/1/04, Callable 5/1/02 @ 103,
              FHA..............................       222
     500    State Housing Development, 7.38%,
              11/1/05, Callable 1/3/98 @ 102,
              FHA..............................       511
     245    State Housing Development, 6.75%,
              11/1/10, Callable 5/1/02 @ 103,
              FHA..............................       267
     315    State Housing Development, 6.75%,
              5/1/11, Callable 5/1/02 @ 103,
              FHA..............................       343
   1,000    State Housing Development, 7.40%,
              11/1/11, Callable 1/3/98 @ 102,
              FHA..............................     1,022
     320    State Housing Development, 6.75%,
              11/1/11, Callable 5/1/02 @ 103,
              FHA..............................       348
   1,000    State Housing Development, 7.40%,
              11/1/13, Callable 1/3/98 @ 102,
              FHA..............................     1,022
     500    State Housing Development, 7.40%,
              11/1/13, Callable 1/3/98 @ 102,
              FHA, AMBAC.......................       511
   1,000    State Housing Development, 5.80%,
              5/1/17, Callable 5/1/07 @ 102....     1,043
   1,500    State University Revenue, 5.75%,
              4/1/03, AMBAC....................     1,612
   1,500    State University Revenue, 5.75%,
              4/1/04, Callable 4/1/03 @ 102,
              AMBAC............................     1,626
   1,000    State University Revenue, 6.00%,
              4/1/07, Callable 4/1/03 @ 102,
              AMBAC............................     1,089
   1,000    State University Revenue, 6.00%,
              4/1/12, Callable 4/1/03 @ 102,
              AMBAC............................     1,085
     130    State Water Development Authority
              Revenue, Loan Program II, Series
              A, 6.90%, 11/1/01................       142

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $   160    State Water Development Authority
              Revenue, Loan Program II, Series
              A, 7.10%, 11/1/04, Callable
              11/1/01 @ 102....................  $    177
   2,000    State Water Development Authority
              Revenue, Loan Program, Series A,
              7.00%, 11/1/11, Callable 11/1/01
              @ 102, FSA.......................     2,221
     100    State Water Development Authority
              Revenue, Series A, 7.30%,
              11/1/99..........................       106
     100    State Water Development Authority
              Revenue, Series A, 7.40%,
              11/1/00..........................       109
     225    University Dormitory Revenue,
              Series A, 5.60%, 5/1/99, MBIA....       230
     750    University Revenues, State
              University System, Marshall
              University Library, 5.60%,
              4/1/11, Callable 4/1/06 @ 101,
              AMBAC............................       804
   1,000    Weirton Municipal Hospital Building
              Community Revenue, 5.10%,
              12/1/98, AMBAC...................     1,013
   1,270    West Virginia Fairmont General
              Hospital, Revenue, 5.15%,
              11/1/07..........................     1,285
     655    West Virginia Housing Development,
              Series D, AMT, 5.65%, 11/01/15,
              Callable 11/01/07 @ 102..........       673

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $ 1,520    West Virginia Single Family
              Mortgage Revenue, 5.30%, 8/1/13,
              Callable 8/1/07 @ 102,
              GNMA/FNMA........................  $  1,561
   1,715    West Virginia University, Revenue,
              Series A, 5.30%, 5/1/12, Callable
              11/1/07 @ 101, AMBAC.............     1,784
   1,125    West Virginia University, Revenue,
              Series A, 5.25%, 4/1/13, Callable
              4/1/08 @ 102, AMBAC..............     1,159
   1,000    Wheeling Waterworks & Sewer System
              Revenue, 5.40%, 6/1/11, Callable
              6/1/07 @ 100, FGIC...............     1,048
   1,200    Wheeling Waterworks & Sewer System
              Revenue, Series C, 6.60%, 6/1/12,
              Prerefunded 6/1/02 @ 100, FGIC...     1,317
                                                 --------
                                                  100,669
                                                 --------
Total Municipal Bonds                             103,914
                                                 --------
INVESTMENT COMPANIES                              (0.1%):
      59    The One Group Municipal Money
              Market Fund, Fiduciary Class.....        59
                                                 --------
  Total Investment Companies                           59
                                                 --------
Total (Cost $97,190) (a)                         $103,973
                                                 ========

------------

Percentages indicated are based on net assets of $104,931.
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation.....................................  $6,783
                   Unrealized depreciation.....................................      --
                                                                                 ------
                   Net unrealized appreciation.................................  $6,783
                                                                                 ======
AMBAC  Insured by AMBAC Indemnity Corp.
AMT    Alternative Minimum Tax Paper
ETM    Escrowed to Maturity
FGIC   Insured by Federal Guarantee Insurance Corp.
FHA    Insured by Federal Housing Authority
FSA    Insured by Federal Security Assurance
GO     General Obligation
MBIA   Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS (98.4%):
Arizona (98.4%):
 $ 1,175    Apache County, Public Finance
              Corp., Certificates of
              Participation, 5.25%, 5/1/04,
              Callable 5/1/00 @ 102............  $  1,198
     500    Apache County, Public Finance
              Corp., Certificates of
              Participation, 5.50%, 5/1/10,
              Callable 5/1/00 @ 102............       516
   1,000    Arizona State University Revenues
              Refunding System, Series A,
              5.60%, 7/1/05, Callable 7/1/02 @
              101..............................     1,064
   1,000    Arizona State University Revenues
              System, 6.90%, 7/1/04, Callable
              7/1/02 @ 101, AMBAC..............     1,112
   1,950    Arizona State University Revenues,
              Series A, 5.85%, 7/1/08, Callable
              7/1/02 @ 101.....................     2,080
   1,820    Arizona State University Revenues,
              Series A, 5.90%, 7/1/09, Callable
              7/1/02 @ 101.....................     1,943
     650    Bullhead City, Municipal Property
              Corp., Municipal Facilities
              Revenue, 7.20%, 7/1/10,
              Prerefunded 7/1/00 @ 101, FGIC...       705
     725    Casa Grande, Excise Tax Revenue,
              5.90%, 4/1/09, Callable 4/1/04 @
              100, FGIC........................       783
     750    Central Arizona Water Conservation
              District, Contract Revenue,
              7.15%, 11/1/99...................       792
   4,290    Central Arizona Water Conservation
              District, Contract Revenue,
              7.00%, 11/1/03, Prerefunded
              11/1/00 @ 102....................     4,702
   1,000    Central Arizona Water Conservation
              District, Contract Revenue,
              7.65%, 11/1/09, Prerefunded
              11/1/00 @ 102....................     1,113
   3,300    Central Arizona Water Conservation
              District, Contract Revenue,
              7.13%, 11/1/11, Prerefunded
              11/1/00 @ 102....................     3,628
   2,875    Central Arizona Water Conservation
              District, Contract Revenue,
              Central Arizona Project, 4.75%,
              11/1/07, Callable 5/1/04 @ 102,
              MBIA.............................     2,954
   1,460    Central Arizona Water Conservation
              District, Contract Revenue,
              Central Arizona Project--Series
              A, 5.20%, 11/1/03................     1,532

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 4,000    Central Arizona Water Conservation
              District, Contract Revenue,
              Central Arizona Project--Series
              A, 5.40%, 11/1/05................  $  4,271
   4,750    Central Arizona Water Conservation
              District, Contract Revenue,
              Central Arizona Project--Series
              A, 5.40%, 11/1/06................     5,099
   3,000    Central Arizona Water Conservation
              District, Contract Revenue,
              Series B, Power Sales Co., 6.50%,
              11/1/11, Prerefunded 5/1/01 @
              102..............................     3,276
     625    Coconino & Yavapai Counties
              Arizona, School District #9,
              Sedona Oak Creek Project of
              1992-C, GO, 5.60%, 7/1/06,
              Callable 7/1/02 @ 101, FGIC......       664
     905    Coconino County, Arizona
              University, School District #001,
              Flagstaff, GO, 5.70%, 7/1/01,
              Callable 7/1/00 @ 101, AMBAC.....       950
   2,400    Coconino County, Arizona
              University, School District #001,
              Flagstaff, GO, 5.50%, 7/1/08,
              Callable 7/1/05 @ 101, AMBAC.....     2,581
   2,500    East Valley Institute of
              Technology, District #401,
              Project of 1994, Series B, GO,
              6.00%, 7/1/05, AMBAC.............     2,767
   1,000    East Valley Institute of
              Technology, District #401, Series
              A, GO, 6.00%, 7/1/04, Callable
              7/1/00 @ 101, AMBAC..............     1,053
   2,000    Gila County Arizona Industrial
              Development Authority Revenue,
              Asarco Inc., 5.55%, 1/1/27,
              Callable 1/1/08, @102............     2,040
   1,000    Gilbert Improvement District #011,
              GO, 7.60%, 1/1/04, Callable
              7/1/98 @ 102.5, FGIC.............     1,044
   1,000    Glendale Municipal Property Corp.,
              7.00%, 7/1/05, Callable 7/1/99 @
              101, MBIA........................     1,053
   1,000    Glendale Municipal Property Corp.,
              7.00%, 7/1/09, Callable 7/1/99 @
              101, MBIA........................     1,052
   4,000    Glendale University High School,
              District #205, Projects of 1993 -
              Series A, GO, 5.30%, 7/1/07,
              Callable 7/1/03 @ 101............     4,198

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 2,900    Glendale University High School,
              District #205, Projects of 1993 -
              Series B, GO, 5.45%, 7/1/09,
              Callable 7/1/05 @ 101, FGIC......  $  3,094
   2,000    Glendale, GO, 5.05%, 7/1/02,
              FGIC.............................     2,081
   2,000    Maricopa County, Community College
              District, 5.00%, 7/1/13, Callable
              7/1/06 @ 101.....................     2,023
   1,570    Maricopa County, Community College
              District, Building Revenue,
              5.10%, 7/15/05, MBIA.............     1,657
   1,000    Maricopa County, Community College
              District, Series A, 6.00%,
              7/1/07, Callable 7/1/03 @ 101....     1,086
     500    Maricopa County, Industrial
              Development Authority, Hospital
              Facility Revenue, St. Joseph's
              Hospital & Medical Centers
              Project, 6.20%, 11/1/11, Putable
              11/1/98 @ 100, ETM...............       501
   1,000    Maricopa County, School District
              #001, Phoenix Elementary, GO,
              5.50%, 7/1/10, Callable 7/1/07 @
              101, MBIA........................     1,077
     850    Maricopa County, School District
              #006, Washington Elementary,
              Series A, GO, 5.75%, 7/1/05,
              Callable 7/1/02 @ 101, AMBAC.....       909
     900    Maricopa County, School District
              #006, Washington Elementary,
              Series A, GO, 5.75%, 7/1/06,
              Callable 7/1/02 @ 101, AMBAC.....       961
   2,000    Maricopa County, School District
              #038, Madison Elementary Project
              of 1995--Series B, GO, 5.80%,
              7/1/15, Callable 7/1/06 @ 101,
              MBIA.............................     2,159
   1,015    Maricopa County, School District
              #038, Madison Elementary, GO,
              5.30%, 7/1/08, Callable 7/1/03 @
              101, AMBAC.......................     1,065
   1,000    Maricopa County, School District
              #097, Deer Valley Project of
              1986--Series F, GO, 5.90%,
              7/1/03, Callable 7/1/02 @ 101,
              FGIC.............................     1,080
     750    Maricopa County, School District
              #097, Deer Valley Project of
              1996--Series C, GO, 5.35%,
              7/1/09, Callable 7/1/07 @ 100,
              FSA..............................       795

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 2,000    Maricopa County, School District
              #11, 5.00%, 7/1/09, Callable
              7/1/07 @ 101, AMBAC..............  $  2,074
   2,000    Maricopa County, School District
              #210, Phoenix, GO, 5.25%, 7/1/04,
              Callable 7/1/03 @ 101............     2,120
   2,000    Maricopa County, School District
              #210, Project of 1995--Series B,
              GO, 5.38%, 7/1/13................     2,075
   1,200    Maricopa County, School District
              #210, Series A, GO, 5.60%,
              7/1/13, Callable 7/1/05 @ 101....     1,276
   2,250    Maricopa County, School District
              #210, Series D, GO, 6.70%,
              7/1/03, Prerefunded 7/1/01 @
              101..............................     2,458
   1,000    Maricopa County, School District
              #210, Series E, GO, 7.10%,
              7/1/03...........................     1,144
   1,250    Maricopa County, School District
              #4, GO, 5.25%, 7/1/03, FGIC......     1,318
   2,000    Maricopa County, School District
              #4, GO, 5.50%, 7/1/09, Callable
              7/1/05 @ 102, FGIC...............     2,154
   2,500    Maricopa County, School District
              #4, GO, 5.00%, 7/1/10, Callable
              7/1/06 @ 101, FGIC...............     2,573
     750    Maricopa County, School District
              #4, GO, 5.65%, 7/1/11, Callable
              7/1/05 @ 102, FGIC...............       811
   2,500    Maricopa County, School District
              #48, Scottsdale School
              Improvements, GO, 5.00%, 7/1/14,
              Callable 7/1/04 @ 101............     2,516
   1,000    Maricopa County, School District
              #48, Scottsdale, GO, 5.20%,
              7/1/06, Callable 7/1/03 @ 101....     1,052
   1,475    Maricopa County, School District
              #48, Scottsdale, GO, 4.90%,
              7/1/06, Callable 7/1/02 @ 101....     1,523
   1,000    Maricopa County, School District
              #48, Scottsdale, GO, 5.25%,
              7/1/08, Callable 7/1/03 @ 101....     1,048
   1,500    Maricopa County, School District
              #48, Scottsdale, GO, 6.75%,
              7/1/09, Prerefunded 7/1/01 @
              101..............................     1,641
   2,000    Maricopa County, School District
              #48, Scottsdale, Series B, GO,
              6.10%, 7/1/02....................     2,165
   1,000    Maricopa County, School District
              #48, Scottsdale, Series B, GO,
              6.30%, 7/1/04....................     1,119

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 3,100    Maricopa County, School District
              #69, Paradise Valley, GO, 5.80%,
              7/1/09, AMBAC....................  $  3,466
   2,400    Maricopa County, School District
              #69, Paradise Valley, GO, 5.00%,
              7/1/09, Callable 7/1/03 @ 102,
              AMBAC............................     2,469
   1,000    Maricopa County, School District
              #69, Paradise Valley, GO, 6.35%,
              7/1/10, MBIA.....................     1,171
   2,000    Maricopa County, School District
              #69, Paradise Valley, Series B,
              GO, 6.50%, 7/1/08, Prerefunded
              7/1/01 @100......................     2,155
   1,000    Maricopa County, School District
              #80, Chandler Projects of 1995 -
              Series C, GO, 5.10%, 7/1/08,
              FGIC.............................     1,059
   1,000    Maricopa County, School District
              #80, Chandler, GO, 5.80%, 7/1/08,
              Callable 7/1/05 @ 101, FGIC......     1,095
     920    Maricopa County, School District
              #9, Wickenburg, GO, 5.50%,
              7/1/13, Callable 7/1/07 @ 100,
              AMBAC............................       965
   2,345    Mesa Arizona Street & Highway,
              5.00%, 7/1/15, Callable 7/1/07 @
              100, FGIC........................     2,355
   1,625    Mesa, GO, 6.00%, 7/1/02, AMBAC.....     1,753
   1,000    Mesa, GO, 5.70%, 7/1/03, FGIC......     1,076
     725    Mesa, GO, 5.00%, 7/1/03, MBIA......       755
   2,040    Mesa, Project of 1987, GO, 9.00%,
              7/1/01, ETM, MBIA................     2,365
   2,000    Mesa, Project of 1987, GO, 5.70%,
              7/1/08, Callable 7/1/03 @ 101.5,
              MBIA.............................     2,144
   2,000    Mesa, Utility System Revenue,
              5.38%, 7/1/12, Callable 7/1/05 @
              101, FGIC........................     2,089
   1,205    Mojave County, Elementary School
              District #16, GO, 5.25%, 7/1/09,
              Callable 7/1/07 @ 100, MBIA......     1,272
   1,200    Mojave County, School District # 1,
              Lake Havasu, GO, 5.20%, 7/1/09,
              Callable 7/1/03 @ 101, AMBAC.....     1,248
   2,050    Navajo County School District #10,
              5.125%, 7/1/12,, CALLABLE 7/1/07
              @ 101, FGIC......................     2,068
   1,000    Northern Arizona University,
              Revenues, 7.50%, 6/1/03,
              Prerefunded 6/1/99 @ 100.........     1,050
   2,750    Northern Arizona University,
              Revenues, 6.40%, 6/1/07, Callable
              6/1/02 @ 101, FGIC...............     3,001

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 1,215    Northern Arizona University,
              Revenues, Series A, 5.60%,
              6/1/05, Callable 6/1/02 @ 102,
              AMBAC............................  $  1,299
   1,000    Oro Valley Municipal Property
              Corp., Municipal Water System
              Revenue, Canada Hills, 5.45%,
              7/1/14, Callable 7/1/08 @ 101,
              MBIA.............................     1,055
   2,000    Phoenix Arizona Civic Improvement
              Corp. Series B, 6%, 7/1/08,
              Callable 7/1/04 @ 102............     2,205
   2,000    Phoenix Civic Improvement Corp.,
              Water System Revenue, 5.63%,
              7/1/09, Callable 7/1/06 @ 100....     2,155
     725    Phoenix Street & Highway User
              Revenue, 6.25%, 7/1/06, Callable
              7/1/02 @ 102.....................       793
   2,000    Phoenix Street & Highway User
              Revenue, 6.50%, 7/1/09, ETM......     2,256
   1,255    Phoenix Street & Highway User
              Revenue, Series A, 5.80%, 7/1/05,
              Callable 7/1/02 @ 102, FGIC......     1,353
   2,450    Phoenix, GO, 6.38%, 7/1/13,
              Callable 7/1/02 @ 102............     2,698
   1,125    Phoenix, GO, Series A, 5.10%,
              7/1/04...........................     1,184
   2,500    Phoenix, GO, Series A, 5.20%,
              7/1/05...........................     2,655
   1,000    Phoenix, GO, Series A, 5.40%,
              7/1/07...........................     1,083
   1,000    Pima County, Arizona College
              District, Certificates of
              Participation, Series B, 6.00%,
              7/1/07, Callable 7/1/01 @ 101,
              AMBAC............................     1,067
     725    Pima County, GO, 5.60%, 7/1/07,
              Callable 7/1/03 @ 101............       774
     555    Pima County, GO, 6.20%, 7/1/08,
              Callable 7/1/02 @ 101............       602
   1,500    Pima County, Industrial Development
              Authority, HealthPartners -
              Series A, 5.30%, 4/1/07, MBIA....     1,597
   1,000    Pima County, Industrial Development
              Authority, Single Family Mortgage
              Revenue Refunding, Series B, AMT,
              6.15%, 11/1/23, Callable 5/1/07 @
              102, GNMA........................     1,090
   1,135    Pima County, Industrial Development
              Authority, Single Family Mortgage
              Revenue, Series A, 6.40%, 8/1/11,
              Callable 8/1/05 @ 102............     1,210
     270    Pima County, Industrial Development
              Authority, Single Family Mortgage
              Revenue, Series A, 7.63%, 2/1/12,
              Callable 2/1/01 @ 101............       284

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 1,585    Pima County, Sewer Revenue, Series
              A, 4.90%, 7/1/08, Callable 7/1/04
              @ 102, FGIC......................  $  1,631
   1,000    Pima County, Union School District
              #1, Project of 1989--Series G,
              GO, 5.00%, 7/1/06, Callable
              7/1/05 @ 101, MBIA...............     1,047
   2,205    Pima County, Union School District
              #1, Project of 1989--Series G,
              GO, 5.00%, 7/1/07, Callable
              7/1/05 @ 101, MBIA...............     2,312
   1,000    Pima County, Union School District
              #1, Series B, GO, 7.20%, 7/1/09,
              Prerefunded 7/1/00 @ 101.........     1,084
   1,500    Pima County, Union School District
              #1, Series C, GO, 6.88%, 7/1/10,
              Prerefunded 7/1/01 @ 101, MBIA...     1,649
   2,000    Pima County, Union School District
              #1, Tucson School Improvements,
              Series D, GO, 6.10%, 7/1/11,
              Callable 7/1/02 @ 102, FGIC......     2,192
   2,000    Pima County, United School
              District, 5.375%, 7/1/09, FGIC...     2,160
   1,200    Pinal County, School District #004,
              Casa Grande Elementary School
              Improvement, GO, 6.00%, 7/1/04,
              Callable 7/1/01 @ 101, AMBAC.....     1,291
   1,000    Prescott Arizona Property Corp.
              Facilities, 5.125%, 1/1/18,
              Callable 1/1/08 @ 101, FGIC......     1,001
   2,015    Salt River Project, Arizona
              Agriculture, Improvement & Power
              District, Electric Systems
              Revenue, 6.00%, 1/1/07...........     2,259
   1,270    Salt River Project, Arizona
              Agriculture, Improvement & Power
              District, Electric Systems
              Revenue, Series A, 5.40%,
              1/1/04...........................     1,351
   2,000    Salt River Project, Arizona
              Agriculture, Improvement & Power
              District, Electric Systems
              Revenue, Series A, 5.63%,
              1/1/06...........................     2,181
   1,000    Salt River Project, Arizona
              Agriculture, Improvement & Power
              District, Electric Systems
              Revenue, Series A, 6.50%, 1/1/07,
              Callable 1/1/01 @ 102............     1,083

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 2,000    Salt River Project, Arizona
              Agriculture, Improvement & Power
              District, Electric Systems
              Revenue, Series A, 5.00%, 1/1/20,
              Callable 1/1/08 @ 101............  $  1,974
   5,000    Salt River Project, Arizona
              Agriculture, Improvement & Power
              District, Electric Systems
              Revenue, Series B, 5.05%,
              1/1/06...........................     5,265
   3,250    Salt River Project, Arizona
              Agriculture, Improvement & Power
              District, Electric Systems
              Revenue, Series B, 5.20%,
              1/1/08...........................     3,463
   2,500    Salt River Project, Arizona
              Agriculture, Improvement & Power
              District, Electric Systems
              Revenue, Series B, 5.38%, 1/1/09,
              Callable 1/1/03 @ 102............     2,627
   3,000    Salt River Project, Arizona
              Agriculture, Improvement & Power
              District, Electric Systems
              Revenue, Series D, 6.00%, 1/1/13,
              Callable 1/1/02 @ 102............     3,202
   2,815    Santa Cruz County Industrial
              Development, Citizens Utility
              Co., 4.75%, 8/1/20...............     2,856
   2,085    Scottsdale Municipal Property
              Corp., Excise Tax Revenue, 5.38%,
              7/1/05...........................     2,233
   1,000    Scottsdale Municipal Property
              Corp., Lease Revenue, Excise Tax
              Revenue, 6.38%, 5/1/05, Callable
              11/1/02 @ 100....................     1,088
   1,900    Scottsdale Project of 1989, Series
              E, GO, 5.50%, 7/1/14, Callable
              7/1/02 @ 101.....................     1,967
   1,065    Scottsdale Street & Highway User
              Revenue, 5.50%, 7/1/07...........     1,156
   2,000    Scottsdale Water & Sewer, A989-
              Series D, 5.0%, 7/1/19, Callable
              7/1/08 @ 101, FSA................     1,977
   1,700    Scottsdale, GO, 5.25%, 7/1/06......     1,817
     500    Scottsdale, GO, 5.50%, 7/1/09......       546
     850    Scottsdale, GO, 5.00%, 7/1/09,
              Callable 7/1/03 @ 101............       876
   1,615    Scottsdale, GO, Series A, 4.80%,
              7/1/08, Callable 7/1/03 @ 101....     1,654
     750    Scottsdale, GO, Series B, 6.00%,
              7/1/09, Prerefunded 7/1/01 @
              101..............................       802

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 2,500    State Certificates of
              Participation, 6.63%, 9/1/08,
              Callable 9/1/01 @ 102, FSA.......  $  2,748
   1,000    State Municipal Financing Program,
              Certificates of Participation,
              Series 20, 7.70%, 8/1/10, ETM,
              BIG..............................     1,262
   1,000    State Municipal Financing Program,
              Certificates of Participation,
              Series 27, 7.00%, 8/1/04,
              Callable 8/1/98 @ 101, BIG.......     1,028
   1,250    State Power Authority Resource
              Revenue, Hoover Uprating Project,
              4.80%, 10/1/01, MBIA.............     1,285
   2,035    State Power Authority Resource
              Revenue, Hoover Uprating Project,
              5.40%, 10/1/07, Callable 10/1/03
              @ 102, MBIA......................     2,174
   2,000    State Transportation Board Highway
              Revenue, 7.00%, 7/1/06,
              Prerefunded 7/1/00 @ 101.........     2,160
   3,000    State Transportation Board Highway
              Revenue, 5.25%, 7/1/07, Callable
              7/1/03 @ 102.....................     3,171
   1,000    State Transportation Board Highway
              Revenue, Sub-Series B, 6.50%,
              7/1/08, Prerefunded 7/1/02 @
              101.5............................     1,108
   1,635    Tempe, GO, 5.00%, 7/1/10, Callable
              7/1/06 @ 101.....................     1,679
   1,000    Tempe, GO, Series A, 5.10%,
              7/1/05...........................     1,055
     580    Tempe, GO, Series B, 6.00%, 7/1/06,
              Callable 7/1/02 @ 101............       624
   2,235    Tempe, Union High School District
              #213, Project of 1989--Series B,
              GO, 5.90%, 7/1/04, Callable
              7/1/01 @ 101.....................     2,371
   1,000    Tucson Arizona Water System,
              5.125%, 7/1/20, Callable 7/1/07 @
              100..............................       999
   1,000    Tucson Street & Highway User
              Revenue, 5.30%, 7/1/05, Callable
              7/1/03 @ 102, MBIA...............     1,065
   2,000    Tucson Water Revenue Refunding,
              Series A, 5.75%, 7/1/12, Callable
              7/1/02 @ 102, MBIA--IBC..........     2,123

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 2,500    Tucson, Arizona, 5.00%, 7/1/19,
              Callable 7/1/07 @ 100............  $  2,485
     700    University of Arizona, Foundation
              Certificates of Participation,
              Series 8, 4.90%, 8/1/09, MBIA....       727
   1,000    University of Arizona, University
              Revenues, 6.25%, 6/1/11, Callable
              6/1/02 @ 102.....................     1,090
   2,215    University of Arizona, University
              Revenues, Series A, 7.00%,
              6/1/10, Prerefunded 6/1/00 @
              102..............................     2,406
   1,100    Yavapai County, Industrial
              Development Authority, Hospital
              Facility Revenue, Yavapai
              Regional Medical Center--Series
              A, 5.13%, 12/1/13, Callable
              6/1/07 @ 102, FSA................     1,117
   1,750    Yuma County, GO, 6.13%, 7/1/12,
              Callable 7/1/03 @ 101, AMBAC.....     1,927
   1,305    Yuma County, GO, Elementary School
              District #1, 5.25%, 7/1/10,
              Callable 7/1/07 @ 101, MBIA......     1,366
   1,000    Yuma County, Industrial Development
              Authority, Hospital Revenue
              Refunding, Yuma Regional Medical
              Center, 5.50%, 8/1/09, Callable
              8/1/07 @ 102, MBIA...............     1,072
   1,000    Yuma County, Municipal Property
              Corp. Revenue, Series A, 5.20%,
              7/1/09, Callable 7/1/03 @ 101,
              AMBAC............................     1,038
   1,575    Yuma County, Union High School,
              District #70, GO, 5.00%, 7/1/06,
              Callable 7/1/02 @ 101, FGIC......     1,634
                                                 --------
  Total Municipal Bonds                           255,099
                                                 --------
INVESTMENT COMPANIES (0.6%):
   1,436    The One Group Municipal Money
              Market Fund, Fiduciary Class.....     1,436
                                                 --------
  Total Investment Companies                        1,436
                                                 --------
Total (Cost $240,102) (a)                        $256,535
                                                 ========

------------

Percentages indicated are based on net assets of $259,014.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation.....................................  $16,433
                   Unrealized depreciation.....................................        0
                                                                                 -------
                   Net unrealized appreciation.................................  $16,433
                                                                                 =======
AMBAC  Insured by AMBAC Indemnity Corp.
BIG    Insured by Bond Insurance Guarantee
ETM    Escrowed to Maturity
FGIC   Insured by Federal Guarantee Insurance Corp.
FSA    Insured by Federal Security Assurance
GNMA   Insured by Government National Mortgage Association
GO     General Obligation
MBIA   Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1997
(Amounts in Thousands, except per share amounts)
(Unaudited)

                                                    INTERMEDIATE      MUNICIPAL        KENTUCKY             OHIO
                                                    TAX-FREE BOND      INCOME       MUNICIPAL BOND     MUNICIPAL BOND
                                                        FUND            FUND             FUND               FUND
                                                   ---------------   -----------   ----------------   ----------------
ASSETS:
Investments, at value (cost $486,031; $619,344;
  $121,005; $164,591; respectively)..............     $512,074        $642,464         $129,724           $177,475
Cash.............................................          548              --                1                 --
Interest receivable..............................        7,196           9,464            2,025              1,889
Receivable for capital shares issued.............           42             836                6                 49
Prepaid expenses and other assets................           88              61               11                 47
                                                      --------        --------         --------           --------
TOTAL ASSETS.....................................      519,948         652,825          131,767            179,460
                                                      --------        --------         --------           --------
LIABILITIES:
Cash overdraft...................................           --              --               --                208
Dividends payable................................        1,916           2,549              535                749
Payable to brokers for investments purchased.....       29,293          11,171               --                 --
Payable for capital shares redeemed..............            6             216               --                 --
Accrued expenses and other payables:
    Investment advisory fees.....................          245             229               50                 91
    Administration fees..........................           71              87               19                 26
    12b-1 fees...................................            7              58                5                 20
    Other........................................           57              71                9                 32
                                                      --------        --------         --------           --------
TOTAL LIABILITIES................................       31,595          14,381              618              1,126
                                                      --------        --------         --------           --------
NET ASSETS:
Capital..........................................      460,863         622,480          124,123            169,497
Undistributed net investment income..............          234              18               --                  5
Accumulated undistributed net realized gains
  (losses) from investment transactions..........        1,213          (7,174)          (1,693)            (4,052)
Net unrealized appreciation from investments.....       26,043          23,120            8,719             12,884
                                                      --------        --------         --------           --------
NET ASSETS.......................................     $488,353        $638,444         $131,149           $178,334
                                                      ========        ========         ========           ========
NET ASSETS:
    Fiduciary....................................     $473,776        $522,135         $122,026           $143,757
    Class A......................................        9,958          70,372            5,890             16,355
    Class B......................................        4,619          45,110            3,233             18,222
    Class C......................................           --             827               --                 --
                                                      --------        --------         --------           --------
    Total........................................     $488,353        $638,444         $131,149           $178,334
                                                      ========        ========         ========           ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES):
    Fiduciary....................................       42,536          51,788           11,708             12,956
    Class A......................................          895           6,959              565              1,470
    Class B......................................          415           4,477              312              1,626
    Class C......................................           --              82               --                 --
                                                      --------        --------         --------           --------
    Total........................................       43,846          63,306           12,585             16,052
                                                      ========        ========         ========           ========
Net Asset Value:
  Fiduciary
        Offering and redemption price per
          share..................................     $  11.14        $  10.09         $  10.42           $  11.10
                                                      ========        ========         ========           ========
    Class A
        Redemption price per share...............     $  11.13        $  10.11         $  10.43           $  11.13
                                                      ========        ========         ========           ========
        Maximum sales charge.....................         4.50%           4.50%            4.50%              4.50%
                                                      ========        ========         ========           ========
        Maximum offering price per share
          (100%/(100%-maximum sales charge) of
          net asset value adjusted to nearest
          cent)..................................     $  11.65        $  10.59         $  10.92           $  11.65
                                                      ========        ========         ========           ========
    Class B
        Offering price per share (a).............     $  11.15        $  10.08         $  10.37           $  11.20
                                                      ========        ========         ========           ========
    Class C
        Offering price per share.................     $     --        $  10.09         $     --           $     --
                                                      ========        ========         ========           ========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1997
(Amounts in Thousands, except per share amounts)
(Unaudited)

                                                                 LOUISIANA        WEST VIRGINIA         ARIZONA
                                                               MUNICIPAL BOND     MUNICIPAL BOND     MUNICIPAL BOND
                                                                    FUND               FUND               FUND
                                                              ----------------   ----------------   ----------------
ASSETS:
Investments, at value (cost $147,591; $97,190; $240,102;
  respectively).............................................      $156,732           $103,973           $256,535
Interest receivable.........................................         2,683              1,466              5,733
Receivable for capital shares issued........................             1                 --                 --
Prepaid expenses and other assets...........................            35                 10                 18
                                                                  --------           --------           --------
TOTAL ASSETS................................................       159,451            105,449            262,286
                                                                  --------           --------           --------
LIABILITIES:
Dividends payable...........................................           624                435              1,044
Payable to brokers for investments purchased................         2,734                 --              2,000
Accrued expenses and other payables:
    Investment advisory fees................................            80                 40                 99
    Administration fees.....................................            23                 16                 41
    12b-1 fees..............................................            18                  1                 --
    Other...................................................            22                 26                 88
                                                                  --------           --------           --------
TOTAL LIABILITIES...........................................         3,501                518              3,272
                                                                  --------           --------           --------
NET ASSETS:
Capital.....................................................       147,152             98,148            241,879
Accumulated undistributed net realized gains (losses) from
  investment transactions...................................          (343)                --                702
Net unrealized appreciation from investments................         9,141              6,783             16,433
                                                                  --------           --------           --------
NET ASSETS..................................................      $155,950           $104,931           $259,014
                                                                  ========           ========           ========
NET ASSETS:
    Fiduciary...............................................      $102,802           $103,016           $258,078
    Class A.................................................        49,075                849                936
    Class B.................................................         4,073              1,066                 --(b)
                                                                  --------           --------           --------
    Total...................................................      $155,950           $104,931           $259,014
                                                                  ========           ========           ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
    Fiduciary...............................................         9,982             10,007             25,308
    Class A.................................................         4,767                 82                 92
    Class B.................................................           395                103                 --(b)
                                                                  --------           --------           --------
    Total...................................................        15,144             10,192             25,400
                                                                  ========           ========           ========
Net Asset Value:
    Fiduciary
        Offering and redemption price per share.............      $  10.30           $  10.29           $  10.20
                                                                  ========           ========           ========
    Class A
        Redemption price per share..........................      $  10.29           $  10.38           $  10.12
                                                                  ========           ========           ========
        Maximum sales charge................................          4.50%              4.50%              4.50%
                                                                  ========           ========           ========
        Maximum offering price per share (100%/(100%-maximum
          sales charge) of net asset value adjusted to
          nearest cent).....................................      $  10.77           $  10.87           $  10.60
                                                                  ========           ========           ========
    Class B
        Offering price per share (a)........................      $  10.30           $  10.35           $  10.21
                                                                  ========           ========           ========

------------

(a) Redemption price per Class B share varies based on length of time shares are held.

(b) Amount is less than $1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

                                          INTERMEDIATE    MUNICIPAL        KENTUCKY             OHIO
                                         TAX-FREE BOND      INCOME      MUNICIPAL BOND     MUNICIPAL BOND
                                              FUND           FUND            FUND               FUND
                                         --------------   ----------   ----------------   ----------------
INVESTMENT INCOME:
Interest income........................     $12,785        $15,435          $3,559             $4,826
Dividend income........................          60             62              26                 43
                                            -------        -------          ------             ------
Total Income...........................      12,845         15,497           3,585              4,869
                                            -------        -------          ------             ------
EXPENSES:
Investment advisory fees...............       1,445          1,223             289                516
Administration fees....................         396            447             105                141
12b-1 fees (Class A)...................          17             97              10                 28
12b-1 fees (Class B)...................          21            205              14                 81
12b-1 fees (Class C)...................          --              1              --                 --
Custodian and accounting fees..........          30             39              13                 11
Legal and audit fees...................           6              8              --                  2
Trustees' fees and expenses............           3              5               1                  1
Transfer agent fees....................          23             27              15                 23
Registration and filing fees...........          46             47              16                 17
Printing costs.........................           5             14               1                  3
Other..................................           1              1               1                  1
                                            -------        -------          ------             ------
Total expenses before waivers..........       1,993          2,114             465                824
Less waivers...........................        (513)          (320)            (62)              (270)
                                            -------        -------          ------             ------
Net Expenses...........................       1,480          1,794             403                554
                                            -------        -------          ------             ------
Net Investment Income..................      11,365         13,703           3,182              4,315
                                            -------        -------          ------             ------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS:
Net realized gains (losses) from
  investment transactions..............       2,810          1,435             106                 89
Net change in unrealized appreciation
  (depreciation) from investments......       9,935         11,621           2,607              3,389
                                            -------        -------          ------             ------
Net realized/unrealized gains from
  investments..........................      12,745         13,056           2,713              3,478
                                            -------        -------          ------             ------
Change in net assets resulting from
  operations...........................     $24,110        $26,759          $5,895             $7,793
                                            =======        =======          ======             ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

                                                    LOUISIANA        WEST VIRGINIA         ARIZONA
                                                  MUNICIPAL BOND     MUNICIPAL BOND     MUNICIPAL BOND
                                                       FUND               FUND               FUND
                                                 ----------------   ----------------   ----------------
INVESTMENT INCOME:
Interest income................................       $4,357             $2,792            $ 7,058
Dividend income................................            5                 22                 31
                                                      ------             ------            -------
Total Income...................................        4,362              2,814              7,089
                                                      ------             ------            -------
EXPENSES:
Investment advisory fees.......................          480                229                587
Administration fees............................          131                 83                214
12b-1 fees (Class A)...........................           87                  1                  2
12b-1 fees (Class B)...........................           20                  4                 --
Custodian and accounting fees..................            6                 16                 28
Legal and audit fees...........................            3                  1                  5
Trustees' fees and expenses....................            1                 --                  2
Transfer agent fees............................           19                 27                 36
Registration and filing fees...................            9                 16                 24
Printing costs.................................           12                  1                  5
Other..........................................           --                  2                  6
                                                      ------             ------            -------
Total expenses before waivers..................          768                380                909
Less waivers...................................         (211)               (73)              (132)
                                                      ------             ------            -------
Net Expenses...................................          557                307                777
                                                      ------             ------            -------
Net Investment Income..........................        3,805              2,507              6,312
                                                      ------             ------            -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS:
Net realized gains (losses) from investment
  transactions.................................          332                 61              1,540
Net change in unrealized appreciation
  (depreciation) from investments..............        2,791              2,270              3,804
                                                      ------             ------            -------
Net realized/unrealized gains from
  investments..................................        3,123              2,331              5,344
                                                      ------             ------            -------
Change in net assets resulting from
  operations...................................       $6,928             $4,838            $11,656
                                                      ======             ======            =======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                       INTERMEDIATE                MUNICIPAL                 KENTUCKY
                                                       TAX-FREE BOND                INCOME                MUNICIPAL BOND
                                                           FUND                      FUND                      FUND
                                                  -----------------------   -----------------------   -----------------------
                                                   SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                     ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                  DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                      1997         1997         1997         1997         1997         1997
                                                    --------     --------     --------     --------     --------     --------
                                                  (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income.......................    $ 11,365    $ 16,901      $ 13,703     $20,002      $  3,182     $  3,914
    Net realized gains (losses) from investment
      transactions..............................       2,810       1,738         1,435        (530)          106           16
    Net change in unrealized appreciation
      (depreciation) from investments...........       9,935       5,870        11,621       7,608         2,607        1,197
                                                    --------     --------     --------     --------     --------     --------
Change in net assets resulting from
  operations....................................      24,110      24,509        26,759      27,080         5,895        5,127
                                                    --------     --------     --------     --------     --------     --------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income..................     (11,068)    (16,473)      (11,473)    (17,054)       (2,988)      (3,488)
    From net realized gains from investment
      transactions..............................      (3,217)       (414)           --          --            --           --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income..................        (217)       (322)       (1,357)     (1,627)         (135)        (346)
    From net realized gains from investment
      transactions..............................         (68)        (11)           --          --            --           --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income..................         (79)       (106)         (869)     (1,321)          (59)         (80)
    From net realized gains from investment
      transactions..............................         (31)         (4)           --          --            --           --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income..................          --          --            (4)         --            --           --
                                                    --------     --------     --------     --------     --------     --------
Change in net assets from shareholder
  distributions.................................     (14,680)    (17,330)      (13,703)    (20,002)       (3,182)      (3,914)
                                                    --------     --------     --------     --------     --------     --------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.................      57,109     103,061       137,310     194,651        14,061       19,089
    Proceeds from shares issued in conversion...          --     182,568        46,179      55,269            --       78,683
    Dividends reinvested........................       2,483         603         1,566       2,256           140          244
    Cost of shares redeemed.....................     (43,522)    (56,820)      (46,331)    (62,696)      (10,548)     (14,381)
                                                    --------     --------     --------     --------     --------     --------
Change in net assets from share transactions....      16,070     229,412       138,724     189,480         3,653       83,635
                                                    --------     --------     --------     --------     --------     --------
Change in net assets............................      25,500     236,591       151,780     196,558         6,366       84,848
NET ASSETS:
    Beginning of period.........................     462,853     226,262       486,664     290,106       124,783       39,935
                                                    --------     --------     --------     --------     --------     --------
    End of period...............................    $488,353    $462,853      $638,444    $486,664      $131,149     $124,783
                                                    ========     ========     ========     ========     ========     ========
SHARE TRANSACTIONS:
    Issued......................................       5,167       9,528        13,772      19,945         1,366        1,892
    Issued in conversion........................          --      16,858         4,581       5,680            --        7,752
    Reinvested..................................         223          56           157         231            13           24
    Redeemed....................................      (3,937)     (5,252)       (4,645)     (6,436)       (1,024)      (1,415)
                                                    --------     --------     --------     --------     --------     --------
Change in shares................................       1,453      21,190        13,865      19,420           355        8,253
                                                    ========     ========     ========     ========     ========     ========
Undistributed net investment income included in
  net assets:
    End of period...............................    $    234     $   233      $     18     $    18      $     --     $     --
                                                    ========     ========     ========     ========     ========     ========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                                       OHIO                    LOUISIANA
                                                                  MUNICIPAL BOND            MUNICIPAL BOND
                                                                       FUND                      FUND
                                                              -----------------------   -----------------------
                                                               SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                                 ENDED        ENDED        ENDED        ENDED
                                                                JUNE 30,     JUNE 30,   DECEMBER 31,   JUNE 30,
                                                                  1997         1997         1997         1997
                                                                --------     --------     --------     --------
                                                              (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income...................................    $  4,315    $  6,661      $  3,805     $  8,667
    Net realized gains (losses) from investment
      transactions..........................................          89        (175)          332          (79)
    Net change in unrealized appreciation (depreciation)
      from investments......................................       3,389       2,389         2,791        3,224
                                                                --------     --------     --------     --------
Change in net assets resulting from operations..............       7,793       8,875         6,928       11,812
                                                                --------     --------     --------     --------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income..............................      (3,582)     (5,336)       (2,571)      (6,174)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income..............................        (389)       (810)       (1,154)      (2,349)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income..............................        (344)       (515)          (80)        (144)
                                                                --------     --------     --------     --------
Change in net assets from shareholder distributions.........      (4,315)     (6,661)       (3,805)      (8,667)
                                                                --------     --------     --------     --------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.............................      25,945      39,896         7,525       10,148
    Proceeds from shares issued in conversion...............          --      39,137            --           --
    Dividends reinvested....................................         583       1,160           795        1,612
    Cost of shares redeemed.................................     (15,274)    (24,777)      (21,164)     (41,977)
                                                                --------     --------     --------     --------
Change in net assets from share transactions................      11,254      55,416       (12,844)     (30,217)
                                                                --------     --------     --------     --------
Change in net assets........................................      14,732      57,630        (9,721)     (27,072)
NET ASSETS:
    Beginning of period.....................................     163,602     105,972       165,671      192,743
                                                                --------     --------     --------     --------
    End of period...........................................    $178,334    $163,602      $155,950     $165,671
                                                                ========     ========     ========     ========
SHARE TRANSACTIONS:
    Issued..................................................       2,361       3,691           740        1,013
    Issued in conversion....................................          --       3,617            --           --
    Reinvested..............................................          52         107            77          161
    Redeemed................................................      (1,388)     (2,289)       (2,076)      (4,190)
                                                                --------     --------     --------     --------
Change in shares............................................       1,025       5,126        (1,259)      (3,016)
                                                                ========     ========     ========     ========
Undistributed net investment income included in net assets:
    End of period...........................................    $      5     $     5      $     --     $     --
                                                                ========     ========     ========     ========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                              WEST VIRGINIA                   ARIZONA
                                                              MUNICIPAL BOND               MUNICIPAL BOND
                                                                   FUND                         FUND
                                                        --------------------------   --------------------------
                                                                       JANUARY 17,                  JANUARY 17,
                                                         SIX MONTHS       1997        SIX MONTHS       1997
                                                           ENDED         THROUGH        ENDED         THROUGH
                                                        DECEMBER 31,    JUNE 30,     DECEMBER 31,    JUNE 30,
                                                            1997         1997(a)         1997        1997 (a)
                                                          --------      --------       --------      --------
                                                        (UNAUDITED)                  (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income.............................    $  2,507      $  2,113       $  6,312      $  5,890
    Net realized gains (losses) from investment
      transactions....................................          61           (28)         1,540           982
    Net change in unrealized appreciation
      (depreciation) from investments.................       2,270           627          3,804           511
                                                          --------      --------       --------      --------
Change in net assets resulting from operations........       4,838         2,712         11,656         7,383
                                                          --------      --------       --------      --------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income........................      (2,470)       (2,097)        (6,285)       (5,879)
    From net realized gains from investment
      transactions....................................         (33)           --         (1,813)           --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income........................         (20)          (11)           (27)          (11)
    From net realized gains from investment
      transactions....................................          --            --             (7)           --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income........................         (17)           (5)            --            --
    From net realized gains from investment
      transactions....................................          --            --             --            --
                                                          --------      --------       --------      --------
Change in net assets from shareholder distributions...      (2,540)       (2,113)        (8,132)       (5,890)
                                                          --------      --------       --------      --------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.......................      13,042        10,842         17,620        11,134
    Proceeds from shares issued in conversion.........          --        91,179             --       263,882
    Dividends reinvested..............................          56             9             29             5
    Cost of shares redeemed...........................      (8,157)       (4,937)       (19,414)      (19,259)
                                                          --------      --------       --------      --------
Change in net assets from share transactions..........       4,941        97,093         (1,765)      255,762
                                                          --------      --------       --------      --------
Change in net assets..................................       7,239        97,692          1,759       257,255
NET ASSETS:
    Beginning of period...............................      97,692            --        257,255            --
                                                          --------      --------       --------      --------
    End of period.....................................    $104,931      $ 97,692       $259,014      $257,255
                                                          ========      ========       ========      ========
SHARE TRANSACTIONS:
    Issued............................................       1,281         1,081          1,736         1,116
    Issued in conversion..............................          --         9,118             --        26,388
    Reinvested........................................           6             1              3             1
    Redeemed..........................................        (803)         (492)        (1,914)       (1,930)
                                                          --------      --------       --------      --------
Change in shares......................................         484         9,708           (175)       25,575
                                                          ========      ========       ========      ========
Undistributed net investment income included in net
  assets:
    End of period.....................................    $     --      $     --       $     --      $     --
                                                          ========      ========       ========      ========

------------

(a) Period from commencement of operations.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1997
(Unaudited)

1. ORGANIZATION:

   The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Intermediate Tax-Free Bond Fund, the Municipal Income Fund, the Kentucky Municipal Bond Fund, the Ohio Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Arizona Municipal Bond Fund, and the West Virginia Municipal Bond Fund (individually a "Fund", collectively the "Funds") only. Each Fund is a non-diversified mutual fund, except for the Intermediate Tax-Free Bond Fund and the Municipal Income Fund, which are diversified.

   The Funds' investment objectives are as follows:

   FUND                                                             OBJECTIVE
   ----                                                             ---------
   Intermediate Tax-Free Bond Fund         Current income exempt from Federal income taxes consistent with prudent investment management and the preservation of capital.
   Municipal Income Fund                   Current income exempt from Federal income taxes.
   Kentucky Municipal Bond Fund            Current income exempt from Federal income tax and Kentucky personal income tax consistent with the preservation of
                                            principal.
   Ohio Municipal Bond Fund                Current income exempt from Federal income tax and Ohio
                                            personal income tax consistent with the preservation of
                                            principal.
   Louisiana Municipal Bond Fund           Current income both consistent with the preservation of
                                            principal and exempt from Federal income tax and Louisiana income tax.
   Arizona Municipal Bond Fund             Current income exempt from Federal income tax and Arizona
                                            income tax consistent with the preservation of principal.
   West Virginia Municipal Bond Fund       Current income exempt from Federal income tax and West
                                            Virginia income tax consistent with the preservation of
                                            principal.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

       SECURITY VALUATION

       Debt securities (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are valued at fair value as determined in good faith by the Fair Value Committee, which is comprised of members from Banc One Investment Advisors Corporation (the "Advisor") and the The One Group Services Company (the "Administrator"), under the direction of the Board of Trustees.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1997
(Unaudited)

       REPURCHASE AGREEMENTS

       The Funds may invest in repurchase agreements with institutions that are deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

       WRITTEN OPTIONS

       The Funds may write covered call or secured put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

       FUTURES CONTRACTS

       The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

       INDEXED SECURITIES

       The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

       MORTGAGE ROLLS

       The Funds may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase.

       SECURITIES LENDING

       To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1997
(Unaudited)

       risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 1997 the Funds had no securities on loan.

       SECURITY TRANSACTIONS AND RELATED INCOME

       Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

       EXPENSES

       Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

       DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends from net investment income are declared daily and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

       Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

       FEDERAL INCOME TAXES

       The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty series and five classes of shares: Fiduciary Class, Class A, Class B, Class C and Service. Currently, the Trust consists of thirty-three active Funds. The Funds are each authorized to issue Fiduciary Class, Class A, Class B, and Class C Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Class B and Class C Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectus. As of December 31, 1997, there were no shareholders in Class C of the Funds except for the Municipal Income Fund. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the periods ended December 31, 1997 and June 30, 1997:

Continued

   -----------------------------------------------------------------------------
   The One Group Family of Mutual Funds
   -----------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS                               DECEMBER 31, 1997
   (Amounts in Thousands)

                                            INTERMEDIATE TAX-FREE         MUNICIPAL INCOME           KENTUCKY MUNICIPAL
                                                  BOND FUND                     FUND                      BOND FUND
                                          -------------------------   -------------------------   -------------------------
                                           SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                             ENDED       YEAR ENDED      ENDED       YEAR ENDED      ENDED       YEAR ENDED
                                          DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                              1997          1997          1997          1997          1997          1997
                                          ------------   ----------   ------------   ----------   ------------   ----------
                                          (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued...........    $53,215       $ 98,433      $ 92,923      $155,470      $ 12,769      $ 17,564
  Proceeds from shares issued in
    conversion..........................         --        182,568        46,179        55,269            --        78,683
  Dividends reinvested..................      2,177            267            19           198             1            11
  Cost of shares redeemed...............    (41,870)       (54,356)      (36,291)      (49,425)      (10,106)      (10,777)
                                            -------       --------      --------      --------      --------      --------
  Change in net assets from Fiduciary
    Share transactions..................    $13,522       $226,912      $102,830      $161,512      $  2,664      $ 85,481
                                            =======       ========      ========      ========      ========      ========
CLASS A SHARES:
  Proceeds from shares issued...........    $ 2,559       $  2,964      $ 34,091      $ 24,091      $    460      $    425
  Dividends reinvested..................        215            245           957         1,160           106           191
  Cost of shares redeemed...............     (1,459)        (1,518)       (7,839)       (9,801)         (351)       (3,370)
                                            -------       --------      --------      --------      --------      --------
  Change in net assets from Class A
    Share transactions..................    $ 1,315       $  1,691      $ 27,209      $ 15,450      $    215      $ (2,754)
                                            =======       ========      ========      ========      ========      ========
CLASS B SHARES:
  Proceeds from shares issued...........    $ 1,335       $  1,664      $  9,477      $ 15,090      $    832      $  1,100
  Dividends reinvested..................         91             91           589           898            33            42
  Cost of shares redeemed...............       (193)          (946)       (2,201)       (3,470)          (91)         (234)
                                            -------       --------      --------      --------      --------      --------
  Change in net assets from Class B
    Share transactions..................    $ 1,233       $    809      $  7,865      $ 12,518      $    774      $    908
                                            =======       ========      ========      ========      ========      ========
CLASS C SHARES:
  Proceeds from shares issued...........                                $    819
  Dividends reinvested..................                                       1
  Cost of shares redeemed...............                                      --
                                                                        ========
  Change in net assets from Class C
    Shares transactions.................                                $    820
                                                                        ========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued................................      4,813          9,103         9,326        15,939         1,239         1,740
  Issued in conversion..................         --         16,858         4,581         5,680            --         7,752
  Reinvested............................        196             25             2            20            --             1
  Redeemed..............................     (3,788)        (5,024)       (3,639)       (5,078)         (981)       (1,061)
                                            -------       --------      --------      --------      --------      --------
  Change in Fiduciary Shares............      1,221         20,962        10,270        16,561           258         8,432
                                            =======       ========      ========      ========      ========      ========
CLASS A SHARES:
  Issued................................        233            272         3,411         2,459            45            42
  Reinvested............................         19             23            96           119            10            19
  Redeemed..............................       (132)          (141)         (785)       (1,002)          (34)         (331)
                                            -------       --------      --------      --------      --------      --------
  Change in Class A Shares..............        120            154         2,722         1,576            21          (270)
                                            =======       ========      ========      ========      ========      ========
CLASS B SHARES:
  Issued................................        121            153           953         1,547            82           110
  Reinvested............................          8              8            59            92             3             4
  Redeemed..............................        (17)           (87)         (221)         (356)           (9)          (23)
                                            -------       --------      --------      --------      --------      --------
  Change in Class B Shares..............        112             74           791         1,283            76            91
                                            =======       ========      ========      ========      ========      ========
CLASS C SHARES:
  Issued................................                                      82
  Reinvested............................                                      --(a)
  Redeemed..............................                                      --
                                                                        ========
  Change in Class C Shares..............                                      82
                                                                        ========

------------

(a) Amount less than $1,000.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1997
(Amounts in Thousands)

                                                                  OHIO MUNICIPAL          LOUISIANA MUNICIPAL
                                                                     BOND FUND                 BOND FUND
                                                              -----------------------   -----------------------
                                                               SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                                 ENDED        ENDED        ENDED        ENDED
                                                              DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                                  1997         1997         1997         1997
                                                              ------------   --------   ------------   --------
                                                              (UNAUDITED)               (UNAUDITED)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued...............................    $ 18,926     $28,385      $  3,255     $  5,386
  Proceeds issued in conversion.............................          --      39,137            --           --
  Dividends reinvested......................................          22          93             2           --
  Cost of shares redeemed...................................     (11,179)    (16,829)      (15,899)     (30,290)
                                                                --------     --------     --------     --------
  Change in net assets from Fiduciary Share transactions....    $  7,769     $50,786      $(12,642)    $(24,904)
                                                                ========     ========     ========     ========
CLASS A SHARES:
  Proceeds from shares issued...............................    $  2,119     $ 5,044      $  3,711     $  4,042
  Dividends reinvested......................................         311         675           740        1,510
  Cost of shares redeemed...................................      (2,516)     (6,371)       (4,813)     (11,414)
                                                                --------     --------     --------     --------
  Change in net assets from Class A Share transactions......    $    (86)    $  (652)     $   (362)    $ (5,862)
                                                                ========     ========     ========     ========
CLASS B SHARES:
  Proceeds from shares issued...............................    $  4,900     $ 6,467      $    559     $    720
  Dividends reinvested......................................         250         392            53          102
  Cost of shares redeemed...................................      (1,579)     (1,577)         (452)        (273)
                                                                --------     --------     --------     --------
  Change in net assets from Class B Share transactions......    $  3,571     $ 5,282      $    160     $    549
                                                                ========     ========     ========     ========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued....................................................       1,726       2,635           320          538
  Issued in conversion......................................          --       3,617            --           --
  Reinvested................................................           2           9            --           --
  Redeemed..................................................      (1,017)     (1,556)       (1,559)      (3,023)
                                                                --------     --------     --------     --------
  Change in Fiduciary Shares................................         711       4,705        (1,239)      (2,485)
                                                                ========     ========     ========     ========
CLASS A SHARES:
  Issued....................................................         193         464           365          403
  Reinvested................................................          28          62            72          151
  Redeemed..................................................        (229)       (588)         (472)      (1,140)
                                                                --------     --------     --------     --------
  Change in Class A Shares..................................          (8)        (62)          (35)        (586)
                                                                ========     ========     ========     ========
CLASS B SHARES:
  Issued....................................................         442         592            55           72
  Reinvested................................................          22          36             5           10
  Redeemed..................................................        (142)       (145)          (45)         (27)
                                                                --------     --------     --------     --------
  Change in Class B Shares..................................         322         483            15           55
                                                                ========     ========     ========     ========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1997
(Amounts in Thousands)

                                       WEST VIRGINIA MUNICIPAL BOND FUND          ARIZONA MUNICIPAL BOND FUND
                                     -------------------------------------   -------------------------------------
                                                         JANUARY 17, 1997                        JANUARY 17, 1997
                                     SIX MONTHS ENDED         THROUGH        SIX MONTHS ENDED         THROUGH
                                       DECEMBER 31,          JUNE 30,          DECEMBER 31,          JUNE 30,
                                           1997               1997(a)              1997               1997(a)
                                     -----------------   -----------------   -----------------   -----------------
                                        (UNAUDITED)                             (UNAUDITED)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued......       $12,615             $ 9,442            $ 16,928            $  9,187
  Proceeds from shares issued in
    conversion.....................            --              91,179                  --             263,882
  Dividends reinvested.............            27                  --(b)               --                  --
  Cost of shares redeemed..........        (8,156)             (4,937)            (18,110)            (18,791)
                                          -------             -------            --------            --------
  Change in net assets from
    Fiduciary Share transactions...       $ 4,486             $95,684              (1,182)           $254,278
                                          =======             =======            ========            ========
CLASS A SHARES:
  Proceeds from shares issued......       $     2             $   795            $    692            $  1,947
  Dividends reinvested.............            20                   7                  29                   5
  Cost of shares redeemed..........            --                  --              (1,304)               (468)
                                          -------             -------            --------            --------
  Change in net assets from Class A
    Share transactions.............       $    22             $   802            $   (583)           $  1,484
                                          =======             =======            ========            ========
CLASS B SHARES:
  Proceeds from shares issued......       $   425             $   605            $     --            $     --(b)
  Dividends reinvested.............             9                   2                  --                  --
  Cost of shares redeemed..........            (1)                 --                  --                  --
                                          -------             -------            --------            --------
  Change in net assets from Class B
    Share transactions.............       $   433             $   607            $     --            $     --(b)
                                          =======             =======            ========            ========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued...........................         1,240                 941               1,667                 920
  Issued in conversion.............            --               9,118                  --              26,388
  Reinvested.......................             3                   1                  --                  --
  Redeemed.........................          (803)               (492)             (1,784)             (1,883)
                                          -------             -------            --------            --------
  Change in Fiduciary Shares.......           440               9,568                (117)             25,425
                                          =======             =======            ========            ========
CLASS A SHARES:
  Issued...........................            --(b)               79                  69                 196
  Reinvested.......................             2                  --                   3                   1
  Redeemed.........................            --                  --                (130)                (47)
                                          -------             -------            --------            --------
  Change in Class A Shares.........             2                  79                 (58)                150
                                          =======             =======            ========            ========
CLASS B SHARES:
  Issued...........................            41                  61                  --                  --(b)
  Reinvested.......................             1                  --                  --                  --
  Redeemed.........................            --(b)               --                  --                  --
                                          -------             -------            --------            --------
  Change in Class B Shares.........            42                  61                  --                  --(b)
                                          =======             =======            ========            ========

------------

(a) Period from commencement of operations.
(b) Amount is less than 1,000.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1997
(Unaudited)

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average net assets: 0.60% of the Intermediate Tax-Free Bond Fund, the Ohio Municipal Bond Fund and the Louisiana Municipal Bond Fund; and 0.45% of the Municipal Income Fund, the Kentucky Municipal Bond Fund, the Arizona Municipal Bond Fund and the West Virginia Municipal Bond Fund.

   The Trust and the Administrator, a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Fund , and the Investor Balanced Fund, the "Investor Funds" and the Treasury Only Money Market Fund and the Government Money Market Fund, the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C Shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25%, 0.90% and 0.90% of average daily net assets of the Class A , Class B and Class C Shares, respectively, of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees. For the six months ended December 31, 1997, the Distributor received $684,478 from commissions earned on sales of Class A Shares and redemptions of Class B and Class C Shares, of which the Distributor reallowed $684,217 to affiliated broker/dealers of the Funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1997
(Unaudited)

   The Advisor, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the six months ended December 31, 1997, fees in the following amounts were waived (amounts in thousands):

                                                                                       12b-1 FEES
                                                  INVESTMENT                             WAIVED
                                                 ADVISORY FEES   ADMINISTRATION    -------------------
                                                    WAIVED         FEES WAIVED     CLASS A    CLASS B
                                                 -------------   ---------------   --------   --------
   Intermediate Tax-Free Bond Fund.............      $506              $--           $ 5        $ 2
   Municipal Income Fund.......................       272               --            28         20
   Kentucky Municipal Bond Fund................        58               --             3          1
   Ohio Municipal Bond Fund....................       254               --             8          8
   Louisiana Municipal Bond Fund...............       184               --            25          2
   West Virginia Municipal Bond Fund...........        61               12            --         --
   Arizona Municipal Bond Fund.................       103               28             1         --

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the six months ended December 31, 1997 were as follows (amounts in thousands):

                                                        PURCHASES    SALES
                                                        ---------   --------
Intermediate Tax-Free Bond Fund.......................  $306,729    $273,836
Municipal Income Fund.................................   306,790     201,514
Kentucky Municipal Bond Fund..........................     8,955       6,307
Ohio Municipal Bond Fund..............................    25,364      10,936
Louisiana Municipal Bond Fund.........................     6,682      17,007
West Virginia Municipal Bond Fund.....................    15,110       8,613
Arizona Municipal Bond Fund...........................    23,439      29,041

6. FINANCIAL INSTRUMENTS:

   Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risks in excess of the amounts reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuation in securities.

7. CONCENTRATION OF CREDIT RISK:

   The Kentucky, Ohio, Louisiana, Arizona and West Virginia Municipal Bond Funds invest primarily in debt obligations issued by the respective States and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of the state's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

8. CONVERSION OF COMMON TRUST FUNDS:

   On December 19, 1997, the net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free conversion for shares of the corresponding One Group Funds. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1997
(Unaudited)

   issued, net assets converted, net asset value per share issued and unrealized appreciation of assets acquired as of the conversion date (amounts in thousands except per share amounts):

                                                                                    NET ASSET
                                                                     NET ASSETS     VALUE PER      UNREALIZED
                                                            SHARES    ACQUIRED    SHARE ISSUED    APPRECIATION
                                                            ------   ----------   -------------   ------------
           Municipal Income Fund..........................   4,581    $ 46,179       $10.08         $ 1,820

   On January 20, 1997, the net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free conversion for shares of the corresponding One Group Funds. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation of assets acquired as of the conversion date (amounts in thousands except per share amounts):

                                                                                 NET ASSET
                                                                  NET ASSETS     VALUE PER      UNREALIZED
                                                         SHARES    ACQUIRED    SHARE ISSUED    APPRECIATION
                                                         ------   ----------   -------------   ------------
   Intermediate Tax-Free Bond Fund.....................  16,858    $182,568       $10.83         $ 7,412
   Municipal Income Fund...............................   5,680      55,269         9.73           1,784
   Kentucky Municipal Bond Fund........................   7,752      78,683        10.15           4,545
   Ohio Municipal Bond Fund............................   3,617      39,137        10.82           2,826
   West Virginia Municipal Bond Fund...................   9,118      91,179        10.00           3,886
   Arizona Municipal Bond Fund.........................  26,388     263,882        10.00          12,118

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  INTERMEDIATE TAX-FREE BOND FUND
                                        ------------------------------------------------------------------------------------
                                                                             FIDUCIARY
                                        ------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED JUNE 30,
                                        DECEMBER 31,        ----------------------------------------------------------------
                                            1997              1997          1996          1995          1994          1993
                                        -------------       --------      --------      --------      --------      --------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD............................      $  10.92          $  10.67      $  10.64      $  10.49      $  11.15      $  10.69
                                          --------          --------      --------      --------      --------      --------
Investment Activities:
  Net investment income.............          0.26              0.54          0.52          0.54          0.52          0.53
  Net realized and unrealized gains
    (losses) from investments.......          0.30              0.27          0.04          0.15         (0.52)         0.49
                                          --------          --------      --------      --------      --------      --------
    Total from Investment
       Activities...................          0.56              0.81          0.56          0.69          0.00          1.02
                                          --------          --------      --------      --------      --------      --------
Distributions:
  Net investment income.............         (0.26)            (0.54)        (0.51)        (0.54)        (0.53)        (0.52)
  In excess of net investment
    income..........................            --                --            --            --         (0.01)           --
  Net realized gains................         (0.08)            (0.02)        (0.02)           --         (0.01)        (0.04)
  In excess of net realized gains...            --                --            --            --         (0.11)           --
                                          --------          --------      --------      --------      --------      --------
    Total Distributions.............         (0.34)            (0.56)        (0.53)        (0.54)        (0.66)        (0.56)
                                          --------          --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD......      $  11.14          $  10.92      $  10.67      $  10.64      $  10.49      $  11.15
                                          ========          ========      ========      ========      ========      ========
Total Return........................          5.18%(a)          7.76%         5.39%         6.75%        (0.11)%        9.79%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)...........................      $473,776          $451,089      $217,201      $211,229      $182,611      $166,489
  Ratio of expenses to average net
    assets..........................          0.60%(b)          0.58%         0.54%         0.53%         0.48%         0.54%
  Ratio of net investment income to
    average net assets..............          4.73%(b)          5.05%         4.87%         5.17%         4.78%         4.93%
  Ratio of expenses to average net
    assets *........................          0.81%(b)          0.81%         0.87%         0.88%         0.84%         0.94%
  Ratio of net investment income to
    average net assets *............          4.52%(b)          4.82%         4.54%         4.82%         4.42%         4.53%
  Portfolio turnover (c)............         57.29%            86.89%       111.58%       199.76%       105.98%        31.99%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     INTERMEDIATE TAX-FREE BOND FUND
                                             -------------------------------------------------------------------------------
                                                                                 CLASS A
                                             -------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                               YEAR ENDED JUNE 30,
                                             DECEMBER 31,        -----------------------------------------------------------
                                                 1997             1997         1996         1995         1994         1993
                                             -------------       -------      -------      -------      -------      -------
                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.....       $ 10.91          $ 10.67      $ 10.63      $ 10.48      $ 11.14      $ 10.69
                                                -------          -------      -------      -------      -------      -------
Investment Activities:
  Net investment income..................          0.25             0.51         0.50         0.51         0.50         0.55
  Net realized and unrealized gains
    (losses) from investments............          0.30             0.26         0.05         0.15        (0.52)        0.44
                                                -------          -------      -------      -------      -------      -------
    Total from Investment Activities.....          0.55             0.77         0.55         0.66        (0.02)        0.99
                                                -------          -------      -------      -------      -------      -------
Distributions:
  Net investment income..................         (0.25)           (0.51)       (0.49)       (0.49)       (0.52)       (0.50)
  In excess of net investment income.....            --               --           --        (0.02)       (0.01)          --
  Net realized gains.....................         (0.08)           (0.02)       (0.02)          --           --        (0.04)
  In excess of net realized gains........            --               --           --           --        (0.11)          --
                                                -------          -------      -------      -------      -------      -------
    Total Distributions..................         (0.33)           (0.53)       (0.51)       (0.51)       (0.64)       (0.54)
                                                -------          -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD...........       $ 11.13          $ 10.91      $ 10.67      $ 10.63      $ 10.48      $ 11.14
                                                =======          =======      =======      =======      =======      =======
Total Return (Excludes Sales Charge).....          5.06%(a)         7.39%        5.28%        6.49%       (0.33)%       9.47%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......       $ 9,958          $ 8,457      $ 6,622      $ 5,614      $ 5,556      $ 5,480
  Ratio of expenses to average net
    assets...............................          0.85%(b)         0.83%        0.79%        0.78%        0.73%        0.71%
  Ratio of net investment income to
    average net assets...................          4.48%(b)         4.75%        4.62%        4.91%        4.57%        4.77%
  Ratio of expenses to average net assets
    *....................................          1.16%(b)         1.15%        1.22%        1.23%        1.19%        1.27%
  Ratio of net investment income to
    average net assets *.................          4.17%(b)         4.43%        4.19%        4.46%        4.11%        4.21%
  Portfolio turnover (c).................         57.29%           86.89%      111.58%      199.76%      105.98%       31.99%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        INTERMEDIATE TAX-FREE BOND FUND
                                                      -------------------------------------------------------------------
                                                                                    CLASS B
                                                      -------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                         YEAR ENDED JUNE 30,
                                                      DECEMBER 31,        -----------------------------------------------
                                                          1997             1997         1996         1995        1994(a)
                                                      -------------       -------      -------      -------      --------
                                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............       $ 10.93          $ 10.68      $ 10.65      $ 10.50      $ 11.18
                                                         -------          -------      -------      -------      -------
Investment Activities:
  Net investment income...........................          0.22             0.45         0.43         0.46         0.17
  Net realized and unrealized gains (losses) from
    investments...................................          0.30             0.27         0.04         0.14        (0.67)
                                                         -------          -------      -------      -------      -------
    Total from Investment Activities..............          0.52             0.72         0.47         0.60        (0.50)
                                                         -------          -------      -------      -------      -------
Distributions:
  Net investment income...........................         (0.22)           (0.45)       (0.42)       (0.45)       (0.17)
  Net realized gains..............................         (0.08)           (0.02)       (0.02)          --           --
  In excess of net realized gains.................            --               --           --           --        (0.01)
                                                         -------          -------      -------      -------      -------
    Total Distributions...........................         (0.30)           (0.47)       (0.44)       (0.45)       (0.18)
                                                         -------          -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD....................       $ 11.15          $ 10.93      $ 10.68      $ 10.65      $ 10.50
                                                         =======          =======      =======      =======      =======
Total Return (Excludes Sales Charge)..............          4.72%(b)         6.82%        4.48%        5.89%       (4.48)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............       $ 4,619          $ 3,307      $ 2,439      $ 1,116      $   549
  Ratio of expenses to average net assets.........          1.50%(c)         1.47%        1.44%        1.43%        1.40%(c)
  Ratio of net investment income to average net
    assets........................................          3.82%(c)         4.09%        3.97%        4.29%        4.08%(c)
  Ratio of expenses to average net assets *.......          1.81%(c)         1.78%        1.87%        1.88%        1.85%(c)
  Ratio of net investment income to average net
    assets *......................................          3.51%(c)         3.78%        3.54%        3.84%        3.63%(c)
  Portfolio turnover (d)..........................         57.29%           86.89%      111.58%      199.76%      105.98%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 14, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        MUNICIPAL INCOME FUND
                                         ------------------------------------------------------------------------------------
                                                                              FIDUCIARY
                                         ------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                 YEAR ENDED JUNE 30,
                                         DECEMBER 31,        ----------------------------------------------------------------
                                             1997              1997          1996          1995          1994        1993(a)
                                         -------------       --------      --------      --------      --------      --------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................      $   9.84          $   9.66      $   9.69      $   9.66      $  10.11      $ 10.00
                                           --------          --------      --------      --------      --------      -------
Investment Activities:
  Net investment income..............          0.26              0.53          0.56          0.57          0.56         0.19
  Net realized and unrealized gains
    (losses) from investments........          0.25              0.18         (0.03)         0.03         (0.42)        0.11
                                           --------          --------      --------      --------      --------      -------
    Total from Investment
       Activities....................          0.51              0.71          0.53          0.60          0.14         0.30
                                           --------          --------      --------      --------      --------      -------
Distributions:
  Net investment income..............         (0.26)            (0.53)        (0.56)        (0.57)        (0.56)       (0.19)
  Net realized gains.................            --                --            --            --         (0.03)          --
                                           --------          --------      --------      --------      --------      -------
    Total Distributions..............         (0.26)            (0.53)        (0.56)        (0.57)        (0.59)       (0.19)
                                           --------          --------      --------      --------      --------      -------
NET ASSET VALUE, END OF PERIOD.......      $  10.09          $   9.84      $   9.66      $   9.69      $   9.66      $ 10.11
                                           ========          ========      ========      ========      ========      =======
Total Return.........................          5.11%(b)          7.49%         5.54%         6.46%         1.36%        5.18%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)............................      $522,135          $408,577      $241,115      $185,916      $152,763      $40,777
  Ratio of expenses to average net
    assets...........................          0.57%(c)          0.57%         0.56%         0.56%         0.54%        0.54%(b)
  Ratio of net investment income to
    average net assets...............          5.13%(c)          5.38%         5.70%         6.02%         5.61%        5.66%(b)
  Ratio of expenses to average net
    assets *.........................          0.67%(c)          0.68%         0.76%         0.74%         0.71%        1.01%(b)
  Ratio of net investment income to
    average net assets *.............          5.03%(c)          5.27%         5.50%         5.84%         5.44%        5.19%(b)
  Portfolio turnover (d).............         39.31%            62.83%        83.17%        66.02%       101.48%       66.12%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) The Fund commenced operations on February 9, 1993.
(b) Not annualized.
(c) Annualized
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          MUNICIPAL INCOME FUND
                                             --------------------------------------------------------------------------------
                                                                                 CLASS A
                                             --------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                               YEAR ENDED JUNE 30,
                                             DECEMBER 31,        ------------------------------------------------------------
                                                 1997             1997         1996         1995         1994        1993(a)
                                             -------------       -------      -------      -------      -------      --------
                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.....       $  9.87          $  9.69      $  9.72      $  9.67      $ 10.12      $ 10.06
                                                -------          -------      -------      -------      -------      -------
Investment Activities:
  Net investment income..................          0.25             0.51         0.55         0.55         0.55         0.19
  Net realized and unrealized gains
    (losses) from investments............          0.24             0.18        (0.04)        0.05        (0.43)        0.05
                                                -------          -------      -------      -------      -------      -------
    Total from Investment Activities.....          0.49             0.69         0.51         0.60         0.12         0.24
                                                -------          -------      -------      -------      -------      -------
Distributions:
  Net investment income..................         (0.25)           (0.51)       (0.54)       (0.55)       (0.54)       (0.18)
  Net realized gains.....................            --               --           --           --        (0.03)          --
                                                -------          -------      -------      -------      -------      -------
    Total Distributions..................         (0.25)           (0.51)       (0.54)       (0.55)       (0.57)       (0.18)
                                                -------          -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD...........       $ 10.11          $  9.87      $  9.69      $  9.72      $  9.67      $ 10.12
                                                =======          =======      =======      =======      =======      =======
Total Return (Excludes Sales Charge).....          4.99%(b)         7.24%        5.35%        6.21%        1.34%        6.86%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......       $70,372          $41,829      $25,787      $11,462      $10,725      $ 4,106
  Ratio of expenses to average net
    assets...............................          0.82%(c)         0.82%        0.81%        0.81%        0.79%        0.80%(c)
  Ratio of net investment income to
    average net assets...................          4.88%(c)         5.13%        5.45%        5.76%        5.44%        5.71%(c)
  Ratio of expenses to average net
    assets *.............................          1.02%(c)         1.03%        1.11%        1.09%        1.06%        1.36%(c)
  Ratio of net investment income to
    average net assets *.................          4.68%(c)         4.92%        5.15%        5.48%        5.17%        5.15%(c)
  Portfolio turnover (d).................         39.31%           62.83%       83.17%       66.02%      101.48%       66.12%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class A Shares commenced offering on February 23, 1993.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                             MUNICIPAL INCOME FUND
                                                      -------------------------------------------------------------------
                                                                                    CLASS B
                                                      -------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                         YEAR ENDED JUNE 30,
                                                      DECEMBER 31,        -----------------------------------------------
                                                          1997             1997         1996         1995        1994(a)
                                                      -------------       -------      -------      -------      --------
                                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............       $  9.84          $  9.66      $  9.69      $  9.62      $ 10.10
                                                         -------          -------      -------      -------      -------
Investment Activities:
  Net investment income...........................          0.21             0.44         0.47         0.49         0.24
  Net realized and unrealized gains (losses) from
    investments...................................          0.24             0.18        (0.03)        0.07        (0.48)
                                                         -------          -------      -------      -------      -------
    Total from Investment Activities..............          0.45             0.62         0.44         0.56        (0.24)
                                                         -------          -------      -------      -------      -------
Distributions:
  Net investment income...........................         (0.21)           (0.44)       (0.47)       (0.49)       (0.24)
                                                         -------          -------      -------      -------      -------
    Total Distributions...........................         (0.21)           (0.44)       (0.47)       (0.49)       (0.24)
                                                         -------          -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD....................       $ 10.08          $  9.84      $  9.66      $  9.69      $  9.62
                                                         =======          =======      =======      =======      =======
Total Return (Excludes Sales Charge)..............          4.65%(b)         6.55%        4.65%        5.58%       (1.98)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............       $45,110          $36,258      $23,204      $ 8,326      $ 4,855
  Ratio of expenses to average net assets.........          1.46%(c)         1.47%        1.46%        1.46%        1.41% (c)
  Ratio of net investment income to average net
    assets........................................          4.23%(c)         4.48%        4.80%        5.14%        4.95% (c)
  Ratio of expenses to average net assets *.......          1.66%(c)         1.67%        1.76%        1.74%        1.62% (c)
  Ratio of net investment income to average net
    assets *......................................          4.03%(c)         4.28%        4.50%        4.86%        4.74% (c)
  Portfolio turnover (d)..........................         39.31%           62.83%       83.17%       66.02%      101.48%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 14, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 MUNICIPAL
                                                                INCOME FUND
                                                                ------------
                                                                  CLASS C
                                                                ------------
                                                                NOVEMBER 4,
                                                                  1996 TO
                                                                DECEMBER 31,
                                                                  1997(A)
                                                                ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  9.96
                                                                  -------
Investment Activities:
  Net investment income.....................................         0.47
  Net realized and unrealized gains (losses) from
     investments                                                     0.13
                                                                  -------
     Total from Investment Activities.......................         0.60
                                                                  -------
Distributions:
  Net investment income.....................................        (0.47)
                                                                  -------
     Total Distributions....................................        (0.47)
                                                                  -------
NET ASSET VALUE, END OF PERIOD..............................      $ 10.09
                                                                  =======
Total Return (Excludes Sales Charge)........................         5.82%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $   827
  Ratio of expenses to average net assets...................         1.46%(c)
  Ratio of net investment income to average net assets......         4.23%(c)
  Ratio of expenses to average net assets *.................         1.66%(c)
  Ratio of net investment income to average net assets *....         4.03%(c)
  Portfolio turnover (d)....................................        39.31%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   KENTUCKY MUNICIPAL BOND FUND
                                       ------------------------------------------------------------------------------------
                                                            FIDUCIARY
                                       ---------------------------------------------------
                                        SIX MONTHS       YEAR        YEAR      JANUARY 20,    FEBRUARY 1,       MARCH 12,
                                          ENDED         ENDED       ENDED        1995 TO        1994, TO        1993, TO
                                       DECEMBER 31,    JUNE 30,    JUNE 30,     JUNE 30,      JANUARY 19,      JANUARY 31,
                                           1997          1997        1996        1995(a)        1995(b)        1994(b)(c)
                                       ------------    --------    --------    -----------    ------------    -------------
                                       (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD..............      $  10.20      $  10.04    $  9.92       $  9.49        $ 10.45          $ 10.00
                                         --------      --------    -------       -------        -------          -------
Investment Activities:
  Net investment income............          0.26          0.50       0.50          0.20           0.41             0.36
  Net realized and unrealized gains
    (losses) from investments......          0.22          0.16       0.12          0.43          (0.95)            0.43
                                         --------      --------    -------       -------        -------          -------
    Total from Investment
      Activities...................          0.48          0.66       0.62          0.63          (0.54)            0.79
                                         --------      --------    -------       -------        -------          -------
Distributions:
  Net investment income............         (0.26)        (0.50)     (0.50)        (0.20)         (0.42)           (0.34)
                                         --------      --------    -------       -------        -------          -------
    Total Distributions............         (0.26)        (0.50)     (0.50)        (0.20)         (0.42)           (0.34)
                                         --------      --------    -------       -------        -------          -------
NET ASSET VALUE,
  END OF PERIOD....................      $  10.42      $  10.20    $ 10.04       $  9.92        $  9.49          $ 10.45
                                         ========      ========    =======       =======        =======          =======
Total Return.......................          4.75%(d)      6.74%      6.35%         6.56%(d)      (5.17)%(d)        8.05%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)..........................      $122,026      $116,830    $30,300       $32,520        $41,953          $64,663
  Ratio of expenses to average net
    assets.........................          0.60%(e)      0.59%      0.68%         0.65%(e)       1.03% (e)        0.70%(e)
  Ratio of net investment income to
    average net assets.............          5.00%(e)      5.12%      4.60%         4.70%(e)       4.37% (e)        4.19%(e)
  Ratio of expenses to average net
    assets *.......................          0.69%(e)      0.72%      1.02%         0.97%(e)       1.05% (e)        0.91%(e)
  Ratio of net investment income to
    average net assets *...........          4.91%(e)      4.99%      4.26%         4.38%(e)       4.25% (e)        3.98%(e)
  Portfolio turnover (f)...........          5.04%        13.30%     16.78%        19.75%         10.00%            5.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of The One Group.
(b) Prior to reorganizing as a fund of The One Group, the Fund offered only one class of shares.
(c) Period from commencement of operations.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       KENTUCKY MUNICIPAL BOND FUND
                                                       -------------------------------------------------------------
                                                                                  CLASS A
                                                       -------------------------------------------------------------
                                                       SIX MONTHS         YEAR            YEAR         JANUARY 20,
                                                          ENDED           ENDED           ENDED           1995 TO
                                                       DECEMBER 31,      JUNE 30,        JUNE 30,        JUNE 30,
                                                           1997            1997            1996           1995(a)
                                                         -------          ------         -------          -------
                                                       (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD..............................      $ 10.21          $10.05         $  9.93          $  9.49
                                                         -------          ------         -------          -------
Investment Activities:
  Net investment income............................         0.25            0.48            0.44             0.19
  Net realized and unrealized gains (losses) from
    investments....................................         0.22            0.16            0.12             0.44
                                                         -------          ------         -------          -------
    Total from Investment Activities...............         0.47            0.64            0.56             0.63
                                                         -------          ------         -------          -------
Distributions:
  Net investment income............................        (0.25)          (0.48)          (0.44)           (0.19)
                                                         -------          ------         -------          -------
    Total Distributions............................        (0.25)          (0.48)          (0.44)           (0.19)
                                                         -------          ------         -------          -------
NET ASSET VALUE,
  END OF PERIOD....................................      $ 10.43          $10.21         $ 10.05          $  9.93
                                                         =======          ======         =======          =======
Total Return (Excludes Sales Charge)...............         4.62%(b)        6.46%           5.70%            5.66%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)................      $ 5,890          $5,554         $ 8,178          $ 8,818
  Ratio of expenses to average net assets..........         0.84%(c)        0.84%           0.93%            0.90%(c)
  Ratio of net investment income to average net
    assets.........................................         4.75%(c)        4.66%           4.35%            4.44%(c)
  Ratio of expenses to average net assets *........         1.03%(c)        1.04%           1.37%            1.33%(c)
  Ratio of net investment income to average net
    assets *.......................................         4.56%(c)        4.46%           3.91%            4.01%(c)
  Portfolio turnover (d)...........................         5.04%          13.30%          16.78%           19.75%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of The One Group.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       KENTUCKY MUNICIPAL BOND FUND
                                                       -------------------------------------------------------------
                                                                                  CLASS B
                                                       -------------------------------------------------------------

                                                        SIX MONTHS         YEAR            YEAR          MARCH 16,
                                                          ENDED           ENDED           ENDED           1995 TO
                                                       DECEMBER 31,      JUNE 30,        JUNE 30,        JUNE 30,
                                                           1997            1997            1996           1995(a)
                                                         -------         -------         -------          -------
                                                       (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD..............................      $ 10.15         $  9.99         $  9.87          $  9.75
                                                         -------         -------         -------          -------
Investment Activities:
  Net investment income............................         0.21            0.41            0.38             0.14
  Net realized and unrealized gains (losses) from
    investments....................................         0.22            0.16            0.13             0.12
                                                         -------         -------         -------          -------
    Total from Investment Activities...............         0.43            0.57            0.51             0.26
                                                         -------         -------         -------          -------
Distributions:
  Net investment income............................        (0.21)          (0.41)          (0.39)           (0.14)
                                                         -------         -------         -------          -------
    Total Distributions............................        (0.21)          (0.41)          (0.39)           (0.14)
                                                         -------         -------         -------          -------
NET ASSET VALUE,
  END OF PERIOD....................................      $ 10.37         $ 10.15         $  9.99          $  9.87
                                                         =======         =======         =======          =======
Total Return (Excludes Sales Charge)...............         4.31%(b)        5.81%           5.16%            2.63%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)................      $ 3,233         $ 2,399         $ 1,457          $    79
  Ratio of expenses to average net assets..........         1.50%(c)        1.47%           1.58%            1.58%(c)
  Ratio of net investment income to average net
    assets.........................................         4.10%(c)        4.05%           3.70%            3.89%(c)
  Ratio of expenses to average net assets *........         1.69%(c)        1.70%           2.02%            2.21%(c)
  Ratio of net investment income to average net
    assets *.......................................         3.91%(c)        3.82%           3.26%            3.25%(c)
  Portfolio turnover (d)...........................         5.04%          13.30%          16.78%           19.75%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on March 16, 1995.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        OHIO MUNICIPAL BOND FUND
                                            --------------------------------------------------------------------------------
                                                                               FIDUCIARY
                                            --------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                               YEAR ENDED JUNE 30,
                                            DECEMBER 31,        ------------------------------------------------------------
                                                1997              1997         1996         1995         1994         1993
                                            -------------       --------      -------      -------      -------      -------
                                             (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....      $  10.88          $  10.69      $ 10.65      $ 10.58      $ 11.11      $ 10.48
                                              --------          --------      -------      -------      -------      -------
Investment Activities:
  Net investment income.................          0.28              0.56         0.56         0.55         0.51         0.54
  Net realized and unrealized gains
    (losses) from investments...........          0.22              0.19         0.04         0.07        (0.50)        0.62
                                              --------          --------      -------      -------      -------      -------
    Total from Investment Activities....          0.50              0.75         0.60         0.62         0.01         1.16
                                              --------          --------      -------      -------      -------      -------
Distributions:
  Net investment income.................         (0.28)            (0.56)       (0.56)       (0.55)       (0.52)       (0.53)
  In excess of net realized gains.......            --                --           --           --        (0.02)          --
                                              --------          --------      -------      -------      -------      -------
    Total Distributions.................         (0.28)            (0.56)       (0.56)       (0.55)       (0.54)       (0.53)
                                              --------          --------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD..........      $  11.10          $  10.88      $ 10.69      $ 10.65      $ 10.58      $ 11.11
                                              ========          ========      =======      =======      =======      =======
Total Return............................          4.68%(a)          7.22%        5.69%        6.07%        0.07%       11.43%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....      $143,757          $133,172      $80,611      $79,993      $93,261      $74,792
  Ratio of expenses to average net
    assets..............................          0.53%(b)          0.54%        0.57%        0.58%        0.53%        0.55%
  Ratio of net investment income to
    average net assets..................          5.12%(b)          5.24%        5.17%        5.29%        4.76%        5.14%
  Ratio of expenses to average net
    assets *............................          0.82%(b)          0.84%        0.95%        0.91%        0.86%        0.94%
  Ratio of net investment income to
    average net assets *................          4.83%(b)          4.94%        4.79%        4.96%        4.43%        4.75%
  Portfolio turnover (c)................         10.27%             7.45%       24.61%       77.69%       16.77%       26.67%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        OHIO MUNICIPAL BOND FUND
                                             -------------------------------------------------------------------------------
                                                                                 CLASS A
                                             -------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                               YEAR ENDED JUNE 30,
                                             DECEMBER 31,        -----------------------------------------------------------
                                                 1997             1997         1996         1995         1994         1993
                                             -------------       -------      -------      -------      -------      -------
                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.....       $ 10.91          $ 10.72      $ 10.68      $ 10.61      $ 11.13      $ 10.48
                                                -------          -------      -------      -------      -------      -------
Investment Activities:
  Net investment income..................          0.27             0.54         0.55         0.53         0.50         0.52
  Net realized and unrealized gains
    (losses) from investments............          0.22             0.19         0.03         0.07        (0.48)        0.64
                                                -------          -------      -------      -------      -------      -------
    Total from Investment Activities.....          0.49             0.73         0.58         0.60         0.02         1.16
                                                -------          -------      -------      -------      -------      -------
Distributions:
  Net investment income..................         (0.27)           (0.54)       (0.54)       (0.51)       (0.50)       (0.51)
  In excess of net investment income.....            --               --           --        (0.02)       (0.02)          --
  In excess of net realized gains........            --               --           --           --        (0.02)          --
                                                -------          -------      -------      -------      -------      -------
    Total Distributions..................         (0.27)           (0.54)       (0.54)       (0.53)       (0.54)       (0.51)
                                                -------          -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD...........       $ 11.13          $ 10.91      $ 10.72      $ 10.68      $ 10.61      $ 11.13
                                                =======          =======      =======      =======      =======      =======
Total Return (Excludes Sales Charge).....          4.54%(a)         6.95%        5.44%        5.79%       (0.05)%      11.40%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......       $16,355          $16,114      $16,507      $12,006      $14,883      $13,092
  Ratio of expenses to average net
    assets...............................          0.79%(b)         0.79%        0.82%        0.82%        0.78%        0.77%
  Ratio of net investment income to
    average net assets...................          4.87%(b)         4.96%        4.92%        5.01%        4.63%        4.85%
  Ratio of expenses to average net assets
    *....................................          1.19%(b)         1.19%        1.30%        1.25%        1.21%        1.25%
  Ratio of net investment income to
    average net assets *.................          4.47%(b)         4.56%        4.44%        4.58%        4.20%        4.37%
  Portfolio turnover (c).................         10.27%            7.45%       24.61%       77.69%       16.77%       26.67%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           OHIO MUNICIPAL BOND FUND
                                                      ------------------------------------------------------------------
                                                                                   CLASS B
                                                      ------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                        YEAR ENDED JUNE 30,
                                                      DECEMBER 31,        ----------------------------------------------
                                                          1997             1997         1996         1995        1994(a)
                                                      -------------       -------      -------      -------      -------
                                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............       $ 10.98          $ 10.79      $ 10.75      $ 10.68      $ 11.31
                                                         -------          -------      -------      -------      -------
Investment Activities:
  Net investment income...........................          0.24             0.47         0.48         0.43         0.17
  Net realized and unrealized gains (losses) from
    investments...................................          0.22             0.19         0.03         0.07        (0.62)
                                                         -------          -------      -------      -------      -------
    Total from Investment Activities..............          0.46             0.66         0.51         0.50        (0.45)
                                                         -------          -------      -------      -------      -------
Distributions:
  Net investment income...........................         (0.24)           (0.47)       (0.47)       (0.43)       (0.17)
  In excess of net investment income..............            --               --           --           --        (0.01)
                                                         -------          -------      -------      -------      -------
    Total Distributions...........................         (0.24)           (0.47)       (0.47)       (0.43)       (0.18)
                                                         -------          -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD....................       $ 11.20          $ 10.98      $ 10.79      $ 10.75      $ 10.68
                                                         =======          =======      =======      =======      =======
Total Return (Excludes Sales Charge)..............          4.20%(b)         6.26%        4.79%        5.17%       (4.02)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............       $18,222          $14,316      $ 8,854      $ 3,209      $ 2,043
  Ratio of expenses to average net assets.........          1.44%(c)         1.44%        1.47%        1.48%        1.28% (c)
  Ratio of net investment income to average net
    assets........................................          4.23%(c)         4.33%        4.27%        4.40%        4.23% (c)
  Ratio of expenses to average net assets *.......          1.84%(c)         1.84%        1.95%        1.91%        1.68% (c)
  Ratio of net investment income to average net
    assets *......................................          3.83%(c)         3.93%        3.79%        3.97%        3.83% (c)
  Portfolio turnover (d)..........................         10.27%            7.45%       24.61%       77.69%       16.77%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 14, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  LOUISIANA MUNICIPAL BOND FUND
                                                         ------------------------------------------------
                                                                            FIDUCIARY
                                                         ------------------------------------------------

                                                          SIX MONTHS         YEAR         MARCH 26, 1996
                                                            ENDED           ENDED            THROUGH
                                                         DECEMBER 31,      JUNE 30,          JUNE 30,
                                                             1997            1997            1996(a)
                                                           --------        --------          --------
                                                          (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD..............................        $  10.10        $   9.93          $  10.00
                                                           --------        --------          --------
Investment Activities:
  Net investment income............................            0.25            0.49              0.13
  Net realized and unrealized gains (losses) from
     investments...................................            0.20            0.17             (0.07)
                                                           --------        --------          --------
     Total from Investment Activities..............            0.45            0.66              0.06
                                                           --------        --------          --------
Distributions:
  Net investment income............................           (0.25)          (0.49)            (0.13)
                                                           --------        --------          --------
     Total Distributions...........................           (0.25)          (0.49)            (0.13)
                                                           --------        --------          --------
NET ASSET VALUE,
  END OF PERIOD....................................        $  10.30        $  10.10          $   9.93
                                                           ========        ========          ========
Total Return.......................................            4.50%(b)        6.81%             0.90%(b)(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)................        $102,802        $113,338          $136,041
  Ratio of expenses to average net assets..........            0.60%(d)        0.62%             0.71%(d)
  Ratio of net investment income to average net
     assets........................................            4.86%(d)        4.91%             4.76%(d)
  Ratio of expenses to average net assets *........            0.83%(d)        0.84%             0.86%(d)
  Ratio of net investment income to average net
     assets *......................................            4.63%(d)        4.69%             4.61%(d)
  Portfolio turnover (e)...........................            4.23%          17.39%            16.72%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of The One Group.
(b) Not annualized.
(c) Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Fiduciary Shares for the period March 26, 1996 through June 30, 1996.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   LOUISIANA MUNICIPAL BOND FUND
                                            ----------------------------------------------------------------------------
                                                                              CLASS A
                                            ----------------------------------------------------------------------------
                                             SIX MONTHS       YEAR      SEVEN MONTHS
                                               ENDED         ENDED         ENDED            YEAR ENDED NOVEMBER 30,
                                            DECEMBER 31,    JUNE 30,      JUNE 30,      --------------------------------
                                                1997          1997        1996(a)         1995        1994        1993
                                            ------------    --------    ------------    --------    --------    --------
                                            (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...................      $ 10.10       $  9.93       $ 10.09       $   9.38    $  10.27    $   9.92
                                              -------       -------       -------       --------    --------    --------
Investment Activities:
  Net investment income.................         0.24          0.47          0.24           0.50        0.49        0.52
  Net realized and unrealized gains
    (losses) from investments...........         0.19          0.17         (0.16)          0.71       (0.79)       0.42
                                              -------       -------       -------       --------    --------    --------
    Total from Investment Activities....         0.43          0.64          0.08           1.21       (0.30)       0.94
                                              -------       -------       -------       --------    --------    --------
Distributions:
  Net investment income.................        (0.24)        (0.47)        (0.24)         (0.50)      (0.49)      (0.52)
  Net realized gains....................           --            --            --             --       (0.10)      (0.07)
                                              -------       -------       -------       --------    --------    --------
    Total Distributions.................        (0.24)        (0.47)        (0.24)         (0.50)      (0.59)      (0.59)
                                              -------       -------       -------       --------    --------    --------
NET ASSET VALUE, END OF PERIOD..........      $ 10.29       $ 10.10       $  9.93       $  10.09    $   9.38    $  10.27
                                              =======       =======       =======       ========    ========    ========
Total Return (Excludes Sales Charge)....         4.27%(b)      6.55%         0.84%(b)      13.11%      (2.97)%      9.65%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....      $49,075       $48,498       $53,479       $206,119    $196,820    $196,534
  Ratio of expenses to average net
    assets..............................         0.85%(c)      0.87%         0.69%(c)       0.62%       0.65%       0.62%
  Ratio of net investment income to
    average net assets..................         4.61%(c)      4.66%         4.71%(c)       5.07%       4.97%       5.07%
  Ratio of expenses to average net
    assets *............................         1.18%(c)      1.19%         0.86%(c)       0.77%       0.80%       0.78%
  Ratio of net investment income to
    average net assets *................         4.28%(c)      4.34%         4.54%(c)       4.92%       4.82%       4.91%
  Portfolio turnover (d)................         4.23%        17.39%        16.72%         28.00%      24.00%      25.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of The One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $10.67 to $10.00 effective March 26, 1996.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 LOUISIANA MUNICIPAL BOND FUND
                                           -------------------------------------------------------------------------
                                                                            CLASS B
                                           -------------------------------------------------------------------------
                                            SIX MONTHS       YEAR      SEVEN MONTHS        YEAR        SEPTEMBER 16,
                                              ENDED         ENDED         ENDED           ENDED        1994 THROUGH
                                           DECEMBER 31,    JUNE 30,      JUNE 30,      NOVEMBER 30,    NOVEMBER 30,
                                               1997          1997        1996(a)           1995           1994(b)
                                             -------       -------       -------         -------          -------
                                           (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD..................      $ 10.10       $  9.93       $ 10.09         $  9.36          $  9.73
                                             -------       -------       -------         -------          -------
Investment Activities:
  Net investment income................         0.20          0.40          0.21            0.42             0.08
  Net realized and unrealized gains
    (losses) from investments..........         0.20          0.17         (0.16)           0.73            (0.37)
                                             -------       -------       -------         -------          -------
    Total from Investment Activities...         0.40          0.57          0.05            1.15            (0.29)
                                             -------       -------       -------         -------          -------
Distributions:
  Net investment income................        (0.20)        (0.40)        (0.21)          (0.42)           (0.08)
                                             -------       -------       -------         -------          -------
    Total Distributions................        (0.20)        (0.40)        (0.21)          (0.42)           (0.08)
                                             -------       -------       -------         -------          -------
NET ASSET VALUE, END OF PERIOD.........      $ 10.30       $ 10.10       $  9.93         $ 10.09          $  9.36
                                             =======       =======       =======         =======          =======
Total Return (Excludes Sales Charge)...         4.03%(c)      5.87%         0.48%(c)       12.52%            2.94%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....      $ 4,073       $ 3,835       $ 3,223         $ 2,115          $   204
  Ratio of expenses to average net
    assets.............................         1.49%(d)      1.51%         1.50%(d)        1.37%            1.41%(d)
  Ratio of net investment income to
    average net assets.................         3.96%(d)      4.02%         3.98%(d)        4.27%            4.45%(d)
  Ratio of expenses to average net
    assets *...........................         1.82%(d)      1.85%         1.70%(d)        1.52%            1.56%(d)
  Ratio of net investment income to
    average net assets *...............         3.63%(d)      3.68%         3.78%(d)        4.12%            4.30%(d)
    Portfolio turnover (e).............         4.23%        17.39%        16.72%          28.00%           24.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of The One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $10.70 to $10.00 effective March 26, 1996.
(b) Class B Shares commenced offering on September 16, 1994.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 WEST VIRGINIA MUNICIPAL BOND FUND
                                                                -----------------------------------
                                                                             FIDUCIARY
                                                                -----------------------------------
                                                                 SIX MONTHS        JANUARY 20, 1997
                                                                   ENDED               THROUGH
                                                                DECEMBER 31,           JUNE 30,
                                                                    1997               1997(a)
                                                                  --------             -------
                                                                (UNAUDITED)
NET ASSET VALUE,
BEGINNING OF PERIOD.........................................      $  10.06             $ 10.00
                                                                  --------             -------
Investment Activities:
  Net investment income.....................................          0.25                0.22
  Net realized and unrealized gains (losses) from
    investments.............................................          0.23                0.06
                                                                  --------             -------
    Total from Investment Activities........................          0.48                0.28
                                                                  --------             -------
Distributions:
  Net investment income.....................................         (0.25)              (0.22)
                                                                  --------             -------
    Total Distributions.....................................         (0.25)              (0.22)
                                                                  --------             -------
NET ASSET VALUE,
  END OF PERIOD.............................................      $  10.29             $ 10.06
                                                                  ========             =======
Total Return................................................          4.89%(b)            2.84%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $103,016             $96,270
  Ratio of expenses to average net assets...................          0.59%(c)            0.59%(c)
  Ratio of net investment income to average net assets......          4.94%(c)            5.04%(c)
  Ratio of expenses to average net assets *.................          0.73%(c)            0.67%(c)
  Ratio of net investment income to average net assets *....          4.80%(c)            4.96%(c)
  Portfolio turnover (d)....................................          8.64%               6.21%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 WEST VIRGINIA MUNICIPAL BOND FUND
                                                                -----------------------------------
                                                                              CLASS A
                                                                -----------------------------------
                                                                 SIX MONTHS        JANUARY 20, 1997
                                                                   ENDED               THROUGH
                                                                DECEMBER 31,           JUNE 30,
                                                                    1997               1997(a)
                                                                  -------              -------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 10.15              $ 10.00
                                                                  -------              -------
Investment Activities:
  Net investment income.....................................         0.24                 0.16
  Net realized and unrealized gains (losses) from
    investments.............................................         0.23                 0.15
                                                                  -------              -------
    Total from Investment Activities........................         0.47                 0.31
                                                                  -------              -------
Distributions:
  Net investment income.....................................        (0.24)               (0.16)
                                                                  -------              -------
    Total Distributions.....................................        (0.24)               (0.16)
                                                                  -------              -------
NET ASSET VALUE,
  END OF PERIOD.............................................      $ 10.38              $ 10.15
                                                                  =======              =======
Total Return (Excludes Sales Charge)........................         4.74%(b)             3.08%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $   849              $   808
  Ratio of expenses to average net assets...................         0.84%(c)             0.84%(c)
  Ratio of net investment income to average net assets......         4.69%(c)             4.94%(c)
  Ratio of expenses to average net assets *.................         1.08%(c)             0.97%(c)
  Ratio of net investment income to average net assets *....         4.45%(c)             4.81%(c)
  Portfolio turnover (d)....................................         8.64%                6.21%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 WEST VIRGINIA MUNICIPAL BOND FUND
                                                                -----------------------------------
                                                                              CLASS B
                                                                -----------------------------------
                                                                 SIX MONTHS        JANUARY 20, 1997
                                                                   ENDED               THROUGH
                                                                DECEMBER 31,           JUNE 30,
                                                                    1997               1997(a)
                                                                  -------              -------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 10.12              $ 10.00
                                                                  -------              -------
Investment Activities:
  Net investment income.....................................         0.21                 0.14
  Net realized and unrealized gains (losses) from
    investments.............................................         0.23                 0.12
                                                                  -------              -------
    Total from Investment Activities........................         0.44                 0.26
                                                                  -------              -------
Distributions:
  Net investment income.....................................        (0.21)               (0.14)
                                                                  -------              -------
    Total Distributions.....................................        (0.21)               (0.14)
                                                                  -------              -------
NET ASSET VALUE,
  END OF PERIOD.............................................      $ 10.35              $ 10.12
                                                                  =======              =======
Total Return (Excludes Sales Charge)........................         4.42%(b)             2.64%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $ 1,066              $   614
  Ratio of expenses to average net assets...................         1.49%(c)             1.49%(c)
  Ratio of net investment income to average net assets......         4.04%(c)             4.08%(c)
  Ratio of expenses to average net assets *.................         1.73%(c)             1.62%(c)
  Ratio of net investment income to average net assets *....         3.80%(c)             3.95%(c)
  Portfolio turnover (d)....................................         8.64%                6.21%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 ARIZONA MUNICIPAL BOND FUND
                                                                ------------------------------
                                                                          FIDUCIARY
                                                                ------------------------------
                                                                                   JANUARY 20,
                                                                 SIX MONTHS           1997
                                                                   ENDED             THROUGH
                                                                DECEMBER 31,        JUNE 30,
                                                                    1997             1997(a)
                                                                  --------          --------
                                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................      $  10.06          $  10.00
                                                                  --------          --------
Investment Activities:
  Net investment income.....................................          0.25              0.23
  Net realized and unrealized gains (losses) from
     investments............................................          0.21              0.06
                                                                  --------          --------
     Total from Investment Activities.......................          0.46              0.29
                                                                  --------          --------
Distributions:
  Net investment income.....................................         (0.25)            (0.23)
  Net realized gains........................................         (0.07)               --
                                                                  --------          --------
     Total Distributions....................................         (0.32)            (0.23)
                                                                  --------          --------
NET ASSET VALUE, END OF PERIOD..............................      $  10.20          $  10.06
                                                                  ========          ========
Total Return................................................          4.62%(b)          2.90%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $258,078          $255,755
  Ratio of expenses to average net assets...................          0.59%(c)          0.59%(c)
  Ratio of net investment income to average net assets......          4.84%(c)          5.09%(c)
  Ratio of expenses to average net assets *.................          0.69%(c)          0.66%(c)
  Ratio of net investment income to average net assets *....          4.74%(c)          5.02%(c)
  Portfolio turnover (d)....................................          9.17%             5.66%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 ARIZONA MUNICIPAL BOND FUND
                                                                ------------------------------
                                                                           CLASS A
                                                                ------------------------------
                                                                                   JANUARY 20,
                                                                 SIX MONTHS           1997
                                                                   ENDED             THROUGH
                                                                DECEMBER 31,        JUNE 30,
                                                                    1997             1997(a)
                                                                  -------            -------
                                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................      $  9.99            $ 10.00
                                                                  -------            -------
Investment Activities:
  Net investment income.....................................         0.23               0.15
  Net realized and unrealized gains (losses) from
     investments............................................         0.20              (0.01)
                                                                  -------            -------
     Total from Investment Activities.......................         0.43               0.14
                                                                  -------            -------
Distributions:
  Net investment income.....................................        (0.23)             (0.15)
  Net realized gains........................................        (0.07)                --
                                                                  -------            -------
     Total Distributions....................................        (0.30)             (0.15)
                                                                  -------            -------
NET ASSET VALUE, END OF PERIOD..............................      $ 10.12            $  9.99
                                                                  =======            =======
Total Return (Excludes Sales Charge)........................         4.38%(b)           1.40%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $   936            $ 1,500
  Ratio of expenses to average net assets...................         0.84%(c)           0.85%(c)
  Ratio of net investment income to average net assets......         4.59%(c)           4.90%(c)
  Ratio of expenses to average net assets *.................         1.04%(c)           0.96%(c)
  Ratio of net investment income to average net assets *....         4.39%(c)           4.79%(c)
  Portfolio turnover (d)....................................         9.17%              5.66%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 ARIZONA MUNICIPAL BOND FUND
                                                                ------------------------------
                                                                           CLASS B
                                                                ------------------------------
                                                                                   JANUARY 20,
                                                                 SIX MONTHS           1997
                                                                   ENDED             THROUGH
                                                                DECEMBER 31,        JUNE 30,
                                                                    1997             1997(a)
                                                                  -------            -------
                                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................      $ 10.09            $ 10.00
                                                                  -------            -------
Investment Activities:
  Net realized and unrealized gains (losses) from
     investments............................................         0.19               0.09
                                                                  -------            -------
     Total from Investment Activities.......................         0.19               0.09
                                                                  -------            -------
Distributions:
  Net investment income.....................................         0.00                 --
  Net realized gains........................................        (0.07)                --
                                                                  -------            -------
     Total Distributions....................................        (0.07)              0.00
                                                                  -------            -------
NET ASSET VALUE, END OF PERIOD..............................      $ 10.21            $ 10.09
                                                                  =======            =======
Total Return (Excludes Sales Charge)........................         4.42%(b)           0.90%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $    -- (c)        $    -- (c)
  Ratio of expenses to average net assets...................           -- (d)             -- (d)
  Ratio of net investment income to average net assets......           -- (d)             -- (d)
  Ratio of expenses to average net assets *.................           -- (d)             -- (d)
  Ratio of net investment income to average net assets *....           -- (d)             -- (d)
  Portfolio turnover (e)....................................         9.17%              5.66%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Amount is less than $1,000.
(d) Since net assets are less than $1,000, ratios have not been presented.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

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

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
Important Customer Information.
Please Read:

Shares of The One Group:
* are not deposits or obligations
  of, or guaranteed by, BANC ONE
  CORPORATION or its affiliates
* are not insured or guaranteed by the
  FDIC or by any other governmental
  agency or government-sponsored
  agency of the federal government
  or any state
* are subject to investment risks,
  including possible loss of the
  principal amount invested.

Banc One Investment Advisors
Corporation, a registered investment
advisor and an indirect subsidiary of
BANC ONE CORPORATION, serves
as an investment advisor to The One
Group, for which it receives advisory
fees. The One Group is distributed by
The One Group Services Company,
3435 Stelzer Road, Columbus,
Ohio 43219, which is not affiliated
with BANC ONE CORPORATION and
is not a bank. Contact us at our web
site address: www.onegroup.com or
e-mail us at onegroup@onegroup.com.

For more complete information on
any of The One Group Funds, including
management fees and expenses,
you may obtain a prospectus from
The One Group Services Company.
Read the prospectus carefully
before investing.

BANC ONE
INVESTMENT
ADVISORS
CORPORATION

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